THE WACHOVIA FUNDS
                             WACHOVIA EQUITY FUND
                      WACHOVIA QUANTITATIVE EQUITY FUND
                       WACHOVIA GROWTH AND INCOME FUND
                          WACHOVIA EQUITY INDEX FUND
                         WACHOVIA SPECIAL VALUES FUND
                        WACHOVIA EMERGING MARKETS FUND
                            WACHOVIA BALANCED FUND
                          WACHOVIA FIXED INCOME FUND
                   WACHOVIA INTERMEDIATE FIXED INCOME FUND
                    WACHOVIA SHORT-TERM FIXED INCOME FUND


                         THE WACHOVIA MUNICIPAL FUNDS
                       WACHOVIA GA MUNICIPAL BOND FUND
                       WACHOVIA NC MUNICIPAL BOND FUND
                       WACHOVIA SC MUNICIPAL BOND FUND
                       WACHOVIA VA MUNICIPAL BOND FUND



                         Combined Semi-Annual Report
                              Dated May 31, 1998



Effective July 31, 1997 The Biltmore Funds became The Wachovia Funds and The Biltmore Municipal Funds became The Wachovia Municipal Funds.


                                 [LOGO] WACHOVIA



-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
                              President's Message

Dear Shareholder:

I am pleased to present the combined Semi-Annual Report to Shareholders for The Wachovia Funds and The Wachovia Municipal Funds.

This Report covers the six-month period from December 1, 1997 through May 31, 1998, and includes a complete list of fund holdings and the financial statements. The following fund-by-fund highlights cover performance activity in Class A Shares, Class B Shares, and Class Y Shares.*

The Wachovia Funds
WACHOVIA EQUITY FUND pursues growth by focusing on stocks issued by companies that are both undervalued and have good growth opportunities. At the end of the period, the fund's portfolio included blue-chip stocks issued by some of America's largest, best-known companies such as Black & Decker, Disney, DuPont, Exxon, Intel, McDonald's, Microsoft, Sears, Time Warner, and Wal-Mart. Fund assets reached $243.8 million at the end of the period.

                TOTAL RETURN    INCOME     CAPITAL GAINS
                BASED ON NAV DISTRIBUTIONS DISTRIBUTIONS SHARE PRICE CHANGE
                ------------ ------------- ------------- ------------------
Class A Share      10.79%        $0.06         $1.68      $15.39 to $15.10
Class B Shares     10.48%        $0.01         $1.68      $15.35 to $15.07
Class Y Shares     10.76%        $0.08         $1.68      $15.39 to $15.08

WACHOVIA QUANTITATIVE EQUITY FUND pursues growth and income by investing in a portfolio of stocks issued by large, established companies across the entire industrial spectrum. On the last day of the period, the portfolio included quality names like Anheuser-Busch, BankAmerica, Chrysler, Coca-Cola, Exxon, General Electric, IBM, PepsiCo, and Xerox. Fund assets ended the period at $287.7 million.

                TOTAL RETURN    INCOME     CAPITAL GAINS
                BASED ON NAV DISTRIBUTIONS DISTRIBUTIONS SHARE PRICE CHANGE
                ------------ ------------- ------------- ------------------
Class A Shares     12.57%        $0.10         $1.75      $19.00 to $19.29
Class B Shares     12.15%        $0.04         $1.75      $18.95 to $19.23
Class Y Shares     12.75%        $0.12         $1.75      $19.00 to $19.30

WACHOVIA GROWTH AND INCOME FUND pursues total return through growth of capital and income. At the end of the period, the fund's holdings included such names as AT&T, Campbell, Caterpillar, Dow, DuPont, General Motors, Sears, and Travelers Group. Fund assets ended the period at $328.3 million.

                        TOTAL RETURN    INCOME     CAPITAL GAINS
                        BASED ON NAV DISTRIBUTIONS DISTRIBUTIONS SHARE PRICE CHANGE
                        ------------ ------------- ------------- ------------------
Class A Shares             11.87%        $0.03         $1.01      $20.60 to $21.88
Class Y Shares (period
from March 29, 1998
through May 31, 1998)      (1.93)%       $ --          $ --       $22.31 to $21.88

WACHOVIA EQUITY INDEX FUND pursues a total return that approximates that of the Standard & Poor's 500 Index--a classic benchmark of stock market performance.** As a result, the fund's extensive portfolio contained stocks issued across the entire spectrum of American business and industry. At the end of the period, fund assets totaled $363.5 million.

                TOTAL RETURN    INCOME     CAPITAL GAINS
                BASED ON NAV DISTRIBUTIONS DISTRIBUTIONS SHARE PRICE CHANGE
                ------------ ------------- ------------- ------------------
Class A Shares     14.68%        $0.12         $0.40      $18.89 to $21.07
Class Y Shares     14.80%        $0.14         $0.40      $18.91 to $21.09

  * Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.
 ** The S&P 500 Index is an unmanaged index comprised of common stocks in industry, transportation, and financial and public utility companies, Investments cannot be made in an index.


WACHOVIA SPECIAL VALUES FUND pursues growth by investing in a diversified portfolio of small-company stocks.*** Unlike many other funds that invest in small-company stocks through a high-flying approach, this fund is managed through a highly disciplined approach. Its manager seeks stocks issued by well-capitalized, and well-run small companies that are selling at less than their estimated long-term values. At the end of the period, the fund's $161.4 million portfolio was invested across 15 business sectors.

                TOTAL RETURN    INCOME     CAPITAL GAINS
                BASED ON NAV DISTRIBUTIONS DISTRIBUTIONS SHARE PRICE CHANGE
                ------------ ------------- ------------- ------------------
Class A Shares     7.88%         $0.12         $1.71      $18.64 to $18.10
Class Y Shares     7.97%         $0.15         $1.71      $18.67 to $18.12

WACHOVIA EMERGING MARKETS FUND pursues growth over the long term by investing in stocks of foreign companies located in emerging market countries.+ The fund's managers uses a unique "two-tier, equal weighting" approach to selecting stocks for the fund that offers greater diversification than most emerging market funds, with the opportunity for better protection from unexpected negative developments in any one country. At the end of the period, the fund's portfolio contained stocks issued by companies from 35 countries.
Fund assets ended the period at $162.8 million.

                TOTAL RETURN    INCOME
                BASED ON NAV DISTRIBUTIONS SHARE PRICE CHANGE
                ------------ ------------- ------------------
Class A Shares     (3.57%)       $0.11      $11.12 to $10.62
Class Y Shares     (3.54%)       $0.13      $11.13 to $10.62

WACHOVIA BALANCED FUND pursues a popular investment objective--long-term growth and current income--by investing in a quality combination of stocks (43.3% of portfolio at the end of the period) and bonds. Bond holdings were diversified across corporate bonds (14.5%), mortgage-backed securities (20.1%), and U.S. Treasury securities (16.4%). At the end of the period, fund assets stood at $396.1 million.

                TOTAL RETURN    INCOME     CAPITAL GAINS
                BASED ON NAV DISTRIBUTIONS DISTRIBUTIONS SHARE PRICE CHANGE
                ------------ ------------- ------------- ------------------
Class A Shares     7.94%         $0.18         $0.90      $13.26 to $13.15
Class B Shares     7.63%         $0.14         $0.90      $13.23 to $13.13
Class Y Shares     8.21%         $0.20         $0.90      $13.26 to $13.16

WACHOVIA FIXED INCOME FUND pursues a high level of total return from a diversified portfolio of income-producing securities. At the end of the period, the fund's $217.7 million portfolio was invested across U.S. Treasury securities (21.6%), government agency securities (21.4%), and corporate bonds (37.4%), open-ended investment companies (7.3%), a repurchase agreement (6.3%), and asset-backed securities (5.5%).

                TOTAL RETURN    INCOME
                BASED ON NAV DISTRIBUTIONS SHARE PRICE CHANGE
                ------------ ------------- ------------------
Class A Shares     3.67%         $0.28       $9.85 to $9.93
Class B Shares     3.40%         $0.24       $9.84 to $9.93
Class Y Shares     3.79%         $0.29       $9.85 to $9.93

WACHOVIA INTERMEDIATE FIXED INCOME FUND pursues current income consistent with preservation of capital from a diversified portfolio of intermediate-term income-producing securities. At the end of the period, the fund's $94.2 million portfolio was invested across U.S. Treasury securities (51.1%), government agency securities (5.2%), corporate bonds (35.7%), and a repurchase agreement
(7.0%).
                                TOTAL RETURN    INCOME
                                BASED ON NAV DISTRIBUTIONS SHARE PRICE CHANGE
                                ------------ ------------- ------------------
Class A Shares                     3.91%         $0.26      $10.03 to $10.11
Class Y Shares (period from
March 29, 1998 through May 31,
1998)                              1.70%         $0.14      $10.04 to $10.12

*** Small-cap stocks have historically experienced greater volatility than average.
  + Foreign investing involves special risks including currency risk, increased volatility of foreign securities, and differences in auditing and other financial standards. Emerging markets economic structures may be less diverse and mature, and their political systems may be less stable than those of established markets.


WACHOVIA SHORT-TERM FIXED INCOME FUND pursues a high level of income from a diversified portfolio that, at the end of the period, consisted primarily of corporate bonds (52.1%), U.S. Treasury obligations (33.1%), a repurchase agreement (12.4%), and U.S. government agency obligations (8.8%). These short-term, income-producing securities are managed to provide an income stream and cushion shareholders against volatility during periods of interest rate increases. Total assets stood at $101.4 million on the last day of the period.

                TOTAL RETURN    INCOME
                BASED ON NAV DISTRIBUTIONS SHARE PRICE CHANGE
                ------------ ------------- ------------------
Class A Shares     3.01%         $0.28       $9.77 to $9.78
Class Y Shares     3.14%         $0.29       $9.77 to $9.78

The Wachovia Municipal Funds
WACHOVIA GEORGIA MUNICIPAL BOND FUND pursues monthly income exempt from federal regular income tax and Georgia state income tax.++ The fund invests in a portfolio of bonds issued by municipalities across Georgia that are rated A or higher by nationally recognized rating agencies. Total assets reached $20.8 million on the last day of the period.

                TOTAL RETURN    INCOME
                BASED ON NAV DISTRIBUTIONS SHARE PRICE CHANGE
                ------------ ------------- ------------------
Class A Shares     3.01%         $0.21      $11.11 to $11.23
Class Y Shares     3.13%         $0.22      $11.11 to $11.23

WACHOVIA NORTH CAROLINA MUNICIPAL BOND FUND pursues monthly income exempt from federal regular income tax and North Carolina state income tax.++ At the end of the period, the fund's $61.3 million portfolio was invested in 90 bonds issued by municipalities across North Carolina. All holdings are rated A or higher at the time of purchase by nationally recognized rating agencies.

                TOTAL RETURN    INCOME     CAPITAL GAINS
                BASED ON NAV DISTRIBUTIONS DISTRIBUTIONS SHARE PRICE CHANGE
                ------------ ------------- ------------- ------------------
Class A Shares     3.14%         $0.21         $0.01      $11.15 to $11.28
Class Y Shares     3.27%         $0.23         $0.01      $11.15 to $11.28

WACHOVIA SOUTH CAROLINA MUNICIPAL BOND FUND pursues monthly income exempt from federal regular income tax and South Carolina state income tax.++ The fund invests in a portfolio of bonds issued by South Carolina municipalities that are rated A or higher at the time of purchase by nationally recognized rating agencies. Total assets reached $114.7 million at the period's end.

                TOTAL RETURN    INCOME
                BASED ON NAV DISTRIBUTIONS SHARE PRICE CHANGE
                ------------ ------------- ------------------
Class A Shares     3.51%         $0.26      $11.12 to $11.25
Class Y Shares     3.64%         $0.27      $11.12 to $11.25

WACHOVIA VIRGINIA MUNICIPAL BOND FUND pursues monthly income exempt from federal regular income tax and Virginia state income tax.++ The fund invests in a portfolio of bonds issued by Virginia municipalities that are rated A or higher at the time of purchase by nationally recognized rating agencies. Total assets reached $107.8 million at the period's end.

                                TOTAL RETURN    INCOME
                                BASED ON NAV DISTRIBUTIONS SHARE PRICE CHANGE
                                ------------ ------------- ------------------
Class A Shares                     3.38%         $0.19      $10.30 to $10.38
Class Y Shares (period from
March 29, 1998 through May 31,
1998)                              1.17%         $0.08      $10.34 to $10.38


++ Income may be subject to the federal alternative minimum tax.


Thank you for pursuing your financial goals through one or more of The Wachovia Funds and The Wachovia Municipal Funds. We look forward to keeping you up-to-date on your investment progress. Sincerely, LOGO John W. McGonigle President July 15, 1998




Total returns for the period adjusted for the sales charge are as follows:
Wachovia Equity Fund, Class A Shares, 5.77%; Class B Shares, 4.98% Wachovia Quantitative Equity Fund, Class A Shares, 7.48%; Class B Shares, 6.61% Wachovia Growth and Income Fund, Class A Shares, 6.84% Wachovia Equity Index Fund, Class A Shares, 9.52% Wachovia Special Values Fund, Class A Shares, 3.02% Wachovia Emerging Markets Fund, Class A Shares, (7.88%) Wachovia Balanced Fund, Class A Shares, 3.11%; Class B Shares, 2.22% Wachovia Fixed Income Fund, Class A Shares, (0.96%); Class B Shares, (1.71%) Wachovia Intermediate Fixed Income Fund, Class A Shares, (0.74%) Wachovia Short-Term Fixed Income Fund, Class A Shares, 0.44% Wachovia Georgia Municipal Bond Fund, Class A Shares, (1.60%) Wachovia North Carolina Municipal Bond Fund, Class A Shares, (1.54%) Wachovia South Carolina Municipal Bond Fund, Class A Shares, (1.12%) Wachovia Virginia Municipal Bond Fund, Class A Shares, (1.22%)


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                              Wachovia Equity Fund
                            Portfolio of Investments

                            May 31, 1998 (unaudited)

   Shares                                            Value
--------------------------------------------------------------
 Common Stocks--80.8%
             BASIC MATERIALS--0.7%
      37,124 International Paper Co.              $  1,707,704
                                                  ------------
             CAPITAL GOODS--4.0%
      72,815 General Electric Co.                    6,070,951
      32,999 Honeywell, Inc.                         2,769,854
      21,664 Ingersoll-Rand Co.                        976,234
                                                  ------------
             Total                                   9,817,039
                                                  ------------
             CHEMICAL & ALLIED PRODUCTS--0.8%
      24,996 Du Pont (E.I.) de Nemours & Co.         1,924,692
                                                  ------------
             CONSUMER CYCLICAL--1.6%
      36,019 Black & Decker Corp.                    2,102,609
      26,778 Magna International, Inc., Class A      1,887,849
                                                  ------------
             Total                                   3,990,458
                                                  ------------
             CONSUMER DURABLES--0.8%
      27,202 General Motors Corp.                    1,956,844
                                                  ------------
             CONSUMER NON-DURABLES--24.1%
      21,214 (b)Alza Corp.                           1,026,227
      23,269 Avon Products, Inc.                     1,903,695
      12,535 (b)Boston Scientific Corp.                799,106
      35,416 Bristol-Myers Squibb Co.                3,807,220
      78,785 Coca-Cola Co.                           6,174,774
       1,726 Colgate-Palmolive Co.                     150,162
      26,389 Disney (Walt) Co.                       2,985,256
      21,691 Fortune Brands, Inc.                      838,541
      17,350 Gillette Co.                            2,032,119
      16,326 Guidant Corp.                           1,052,007
      24,244 Johnson & Johnson                       1,674,351
      40,036 Kimberly-Clark Corp.                    1,984,284
      32,172 Lilly (Eli) & Co.                       1,976,567
      23,904 McDonalds Corp.                         1,568,700
      25,942 Merck & Co., Inc.                       3,036,835
      18,190 Monsanto Co.                            1,007,271
      21,722 Newell Co.                              1,048,087
     104,542 PepsiCo, Inc.                           4,266,620
      56,718 Pfizer, Inc.                            5,944,755
      70,408 Philip Morris Cos., Inc.                2,631,499
      42,986 Procter & Gamble Co.                    3,608,137
      46,703 Schering Plough Corp.                   3,908,457
      30,332 (b)Tenet Healthcare Corp.               1,061,620
      65,868 Warner-Lambert Co.                      4,203,202
                                                  ------------
             Total                                  58,689,492
                                                  ------------

   Shares                                                 Value
-------------------------------------------------------------------
 Common Stocks--continued
             ENERGY--6.6%
      36,059 Baker Hughes, Inc.                        $  1,298,124
      28,790 British Petroleum Co. PLC, ADR               2,551,514
      36,977 Exxon Corp.                                  2,606,879
      50,729 Mobil Corp.                                  3,956,862
      47,502 Royal Dutch Petroleum Co., ADR               2,663,081
      33,150 Schlumberger Ltd.                            2,587,772
                                                       ------------
             Total                                       15,664,232
                                                       ------------
             FINANCE--13.2%
       9,424 Allstate Corp.                                 887,034
      29,547 American Express Co.                         3,037,336
      24,108 American International Group, Inc.           2,955,700
           1 Associates First Capital Corp., Class A             48
      63,898 Banc One Corp.                               3,522,377
      19,079 Chase Manhattan Corp.                        2,577,339
      11,883 Chubb Corp.                                    945,441
       6,707 Citicorp                                       607,415
      19,849 Countrywide Credit Industries, Inc.            918,016
      66,471 Federal Home Loan Mortgage Corp.             3,020,693
      31,432 Federal National Mortgage Association        1,881,991
      40,788 MBIA Insurance Corporation                   3,041,689
      27,029 MBNA Corp.                                     856,481
      11,282 Merrill Lynch & Co., Inc.                    1,077,338
      45,150 NationsBank Corp.                            3,425,869
      20,300 SunTrust Bank, Inc.                          1,604,315
      29,977 Travelers Group, Inc.                        1,828,597
                                                       ------------
             Total                                       32,187,679
                                                       ------------
             HEALTHCARE--0.4%
      17,750 (b)Elan Corp. Plc, ADR                       1,086,078
                                                       ------------
             PRODUCER MANUFACTURING--1.2%
      28,602 Xerox Corp.                                  2,938,856
                                                       ------------
             RETAIL TRADE--1.7%
      33,167 Sears, Roebuck & Co.                         2,050,135
      37,681 Wal-Mart Stores, Inc.                        2,079,520
                                                       ------------
             Total                                        4,129,655
                                                       ------------
             SERVICES--5.6%
      20,495 (b)Airtouch Communications, Inc.               976,074

(See Notes to Portfolios of Investments)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                              Wachovia Equity Fund

 Shares                                                         Value
-------------------------------------------------------------------------
 Common Stocks--continued
        SERVICES--CONTINUED
 42,263 American Greetings Corp.,
        Class A                                              $  2,007,493
 13,302 (b)FMC Corp.                                            1,016,772
 61,640 Praxair, Inc.                                           3,039,623
 25,623 Time Warner, Inc.                                       1,993,790
 17,527 (b)Viacom, Inc., Class B                                  963,985
 82,261 (b)WorldCom, Inc.                                       3,742,876
                                                             ------------
        Total                                                  13,740,613
                                                             ------------
        TECHNOLOGY SERVICES--14.4%
 44,624 (b)3Com Corp.                                           1,132,334
 29,832 (b)Ascend Communications                                1,288,370
 45,635 (b)Cisco Systems, Inc.                                  3,451,147
 36,659 Compaq Computer Corp.                                   1,001,249
 43,176 Computer Associates International, Inc.                 2,266,793
 29,512 Cooper Industries, Inc.                                 1,899,835
 20,524 Intel Corp.                                             1,466,183
 21,459 International Business Machines Corp.                   2,518,750
 48,675 Lucent Technologies, Inc.                               3,452,883
 78,058 (b)Microsoft Corp.                                      6,620,294
 25,085 (b)Network Associates, Inc.                             1,536,456
 25,928 OY Nokia AB, Class A, ADR                               1,683,700
 21,325 Pitney Bowes, Inc.                                      1,002,275
 40,777 (b)Sun Microsystems, Inc.                               1,633,629
 27,937 Texas Instruments, Inc.                                 1,435,263
 29,642 United Technologies Corp.                               2,786,348
                                                             ------------
        Total                                                  35,175,509
                                                             ------------
        TRANSPORTATION--3.4%
 20,208 (b)AMR Corp.                                            3,110,765
 51,411 Allied-Signal, Inc.                                     2,197,820
 29,274 Burlington Northern Santa Fe                            2,912,763
                                                             ------------
        Total                                                   8,221,348
                                                             ------------
        UTILITIES--2.3%
 22,458 BellSouth Corp.                                         1,448,541
 71,801 Edison International                                    2,118,130
 79,103 Southern Co.                                            2,101,173
                                                             ------------
        Total                                                   5,667,844
                                                             ------------
        Total Common Stocks (identified cost $165,777,732)    196,898,043
                                                             ------------

  Principal
   Amount                                                          Value
----------------------------------------------------------------------------
 U.S. Government Agencies--11.9%
             FEDERAL HOME LOAN BANK--DISCOUNT NOTE--0.6%
 $ 1,500,000 Federal Home Loan Bank, 9/10/1998                  $  1,477,485
                                                                ------------
             FEDERAL HOME LOAN MORTGAGE CORPORATION--DISCOUNT
             NOTE--1.6%
   4,000,000 Federal Home Loan Mortgage Corp., 6/18/1998           3,989,680
                                                                ------------
             FEDERAL NATIONAL MORTGAGE ASSOCIATION--9.7%
  12,750,000 Federal National Mortgage Association, 6/12/1998     12,728,708
   3,725,000 Federal National Mortgage Association, 6/15/1998      3,717,103
   7,250,000 Federal National Mortgage Association, 6/17/1998      7,232,455
                                                                ------------
             Total                                                23,678,266
                                                                ------------
             Total U.S. Government Agencies (identified cost
             $29,146,100)                                         29,145,431
                                                                ------------
 U.S. Treasury Obligations--0.9%
             U.S. TREASURY BILLS--0.9%
   2,150,000 6/18/1998 (identified cost $2,144,990)                2,145,378
                                                                ------------
 (a) Repurchase Agreement--5.9%
  14,421,507 Goldman Sachs Group, LP, 5.50%, dated 5/29/1998,
             due 6/1/1998 (at amortized cost)                     14,421,507
                                                                ------------
             Total Investments (identified cost $211,490,329)   $242,610,359
                                                                ------------

(See Notes to Portfolios of Investments)


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                       Wachovia Quantitative Equity Fund
                            Portfolio of Investments

                            May 31, 1998 (unaudited)

 Shares                                          Value
----------------------------------------------------------
 Common Stocks--87.9%
         CAPITAL GOODS--5.8%
  10,000 Ball Corp.                           $    394,375
  10,000 General Dynamics Corp.                    444,375
  63,000 General Electric Co.                    5,252,625
  20,000 Harsco Corp.                              872,500
  15,000 Illinois Tool Works, Inc.                 990,000
  82,500 Ingersoll-Rand Co.                      3,717,656
  12,000 Pfizer, Inc.                            1,257,750
 100,000 Timken Co.                              3,762,500
                                              ------------
         Total                                  16,691,781
                                              ------------
         CONSUMER CYCLICAL--0.1%
   5,000 Magna International, Inc., Class A        352,500
                                              ------------
         CONSUMER DURABLES--3.2%
  60,000 Arvin Industries, Inc.                  2,223,750
  30,000 Chrysler Corp.                          1,668,750
  30,000 Deere & Co.                             1,556,250
  15,000 General Motors Corp.                    1,079,063
  10,000 Liz Claiborne, Inc.                       506,875
  10,000 Maytag Corp.                              504,375
  30,000 PACCAR, Inc.                            1,656,563
                                              ------------
         Total                                   9,195,626
                                              ------------
         CONSUMER NON-DURABLES--22.7%
  40,000 American Stores Co.                       997,500
  30,000 Anheuser-Busch Cos., Inc.               1,378,125
  72,000 Bergen Brunswig Corp., Class A          2,988,000
  35,000 Bristol-Myers Squibb Co.                3,762,500
  40,000 Coca Cola Enterprises, Inc.             1,502,500
  25,000 (b)Costco Cos., Inc.                    1,446,875
 136,000 Dayton-Hudson Corp.                     6,306,997
  50,000 Dean Foods Co.                          2,462,500
  40,000 Fort James Corp.                        1,912,500
  26,000 Guidant Corp.                           1,675,375
  20,000 Heinz (H.J.) Co.                        1,061,250
  30,000 Johnson & Johnson                       2,071,875
  60,000 (b)King World Productions, Inc.         1,530,000
  70,000 McKesson Corp.                          5,468,750
  19,000 Merck & Co., Inc.                       2,224,188
  27,000 Newell Co.                              1,302,750
  30,000 (b)Office Depot, Inc.                     885,000
 100,000 PepsiCo, Inc.                           4,081,250
  60,000 Philip Morris Cos., Inc.                2,242,500
  35,000 Premark International, Inc.             1,122,185
  40,000 Procter & Gamble Co.                    3,357,500
  30,000 Quaker Oats Co.                         1,730,625
  70,000 (b)Safeway, Inc.                        2,550,625

 Shares                                         Value
---------------------------------------------------------
 Common Stocks--continued
        CONSUMER NON-DURABLES--CONTINUED
 60,000 Schering Plough Corp.                $  5,021,250
 30,000 Times Mirror Co., Class A               1,920,000
 35,000 TJX Cos., Inc.                          1,636,250
 80,000 (b)Tenet Healthcare Corp.               2,800,000
                                             ------------
        Total                                  65,438,870
                                             ------------
        CONSUMER SERVICES--1.5%
 60,000 Darden Restaurants, Inc.                  926,250
 35,000 Tribune Co.                             2,340,625
 30,000 (b)Tricon Global Restaurants, Inc.        931,875
                                             ------------
        Total                                   4,198,750
                                             ------------
        ELECTRONIC TECHNOLOGY--2.7%
 85,000 Harris Corp.                            4,095,938
 45,000 (b)Storage Technology Corp.             3,774,375
                                             ------------
        Total                                   7,870,313
                                             ------------
        ENERGY--6.1%
 28,000 British Petroleum Co. PLC, ADR          2,481,500
 43,000 Exxon Corp.                             3,031,500
  5,000 Kerr-McGee Corp.                          316,250
 48,000 Mobil Corp.                             3,744,000
 25,000 Phillips Petroleum Co.                  1,251,563
 40,000 Royal Dutch Petroleum Co., ADR          2,242,500
 30,000 (b)Western Atlas, Inc.                  2,596,875
 60,000 Williams Cos., Inc. (The)               1,946,250
                                             ------------
        Total                                  17,610,438
                                             ------------
        FINANCE--16.3%
 86,000 AMBAC                                   4,703,125
 24,000 Aegon N.V.                              1,903,500
 10,000 Allstate Corp.                            941,250
 50,000 American General Corp.                  3,356,250
 60,000 Amsouth Bancorporation                  2,306,250
 31,000 BankAmerica Corp.                       2,563,313
 61,500 CIGNA Corp.                             4,212,750
 26,000 Chase Manhattan Corp.                   3,534,375
 29,000 First Union Corp.                       1,604,063
 20,000 Lehman Brothers Holdings, Inc.          1,418,750
 55,000 Marsh & McLennan Cos., Inc.             4,815,938
 30,000 NationsBank Corp.                       2,272,500
 65,000 PNC Bank Corp.                          3,753,750
 10,500 PaineWebber Group, Inc.                   450,844
 50,000 Reliastar Financial Corp.               2,162,500
 76,500 SouthTrust Corp.                        3,103,031
 60,000 Travelers Group, Inc.                   3,660,000
                                             ------------
        Total                                  46,762,189
                                             ------------

(See Notes to Portfolios of Investments)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                       Wachovia Quantitative Equity Fund


 Shares                                         Value
---------------------------------------------------------
 Common Stocks--continued
         HEALTHCARE--0.7%
  60,000 (b)Rexall Sundown, Inc.             $  2,010,000
                                             ------------
         NON-ENERGY MINERALS--1.8%
  45,000 Vulcan Materials Co.                   5,107,500
                                             ------------
         PRODUCER MANUFACTURING--1.2%
   7,000 Whirlpool Corp.                          478,188
  30,000 Xerox Corp.                            3,082,500
                                             ------------
         Total                                  3,560,688
                                             ------------
         RETAIL--0.6%
  20,000 (b)Best Buy Co., Inc.                    652,500
  15,000 May Department Stores Co.                964,688
                                             ------------
         Total                                  1,617,188
                                             ------------
         SERVICES--3.6%
  50,000 American Greetings Corp., Class A      2,375,000
 110,000 Ecolab, Inc.                           3,396,250
  95,000 Ennis Business Forms, Inc.             1,045,000
  30,000 (b)FMC Corp.                           2,293,125
  30,000 Olin Corp.                             1,297,500
                                             ------------
         Total                                 10,406,875
                                             ------------
         TECHNOLOGY SERVICES--8.6%
  15,000 (b)Andrew Corp.                          329,531
  80,000 (b)Cendant Corp.                       1,735,000
 115,000 Comdisco, Inc.                         4,183,125
 171,000 Compaq Computer Corp.                  4,670,438
  55,000 Computer Associates
         International, Inc.                    2,887,500
  23,000 International Business
         Machines Corp.                         2,699,625
  12,000 (b)Lexmark Intl. Group, Class A          666,000
  30,000 Lockheed Martin Corp.                  3,367,500
  10,000 (b)Sun Microsystems, Inc.                400,625
  14,000 Textron, Inc.                          1,038,625
  50,000 Thomas & Betts Corp.                   2,671,875
                                             ------------
         Total                                 24,649,844
                                             ------------
         TRANSPORTATION--1.9%
  44,000 GATX Corp.                             3,613,500
  40,000 Trinity Industries, Inc.               1,910,000
                                             ------------
         Total                                  5,523,500
                                             ------------
         UTILITIES--11.1%
  25,000 Alltel Corp.                             985,938
  92,000 Ameritech Corp.                        3,904,250
  20,000 Bell Atlantic Corp.                    1,832,500

 Shares or
 Principal
   Amount                                                             Value
-------------------------------------------------------------------------------
 Common Stocks--continued
            UTILITIES--CONTINUED
     73,000 BellSouth Corp.                                        $  4,708,500
     90,000 Coastal Corp.                                             6,345,000
     60,000 DQE, Inc.                                                 1,972,500
     60,000 GPU, Inc.                                                 2,310,000
     40,000 New England Electric System                               1,670,000
     17,000 Pinnacle West Capital Corp.                                 763,938
     72,000 SBC Communications, Inc.                                  2,799,000
     12,000 SCANA Corp.                                                 345,750
     30,000 Sprint Corp.                                              2,152,500
     40,000 U.S. West, Inc.                                           2,030,000
                                                                   ------------
            Total                                                    31,819,876
                                                                   ------------
            Total Common Stocks (identified cost $155,330,059)      252,815,938
                                                                   ------------
 U.S. Government Agencies--9.6%
 $2,000,000 Federal Home Loan Mortgage Corp., 6/12/1998               1,996,660
  3,000,000 Federal Home Loan Mortgage Corp., 6/18/1998               2,992,260
  2,000,000 Federal National Mortgage Association, 6/12/1998          1,996,660
  4,000,000 Federal National Mortgage Association, 6/15/1998          3,991,520
 11,750,000 Federal National Mortgage Association, 6/17/1998         11,721,565
  1,500,000 Federal National Mortgage Association, 6/19/1998          1,495,890
  3,500,000 Federal National Mortgage Association, 9/14/1998          3,444,560
                                                                   ------------
            Total U.S. Government Agencies (identified cost
            $27,640,437)                                             27,639,115
                                                                   ------------
 U.S. Treasury Obligation--0.6%
  1,700,000 United States Treasury Bill, 6/18/1998 (identified
            cost $1,695,985)                                          1,696,345
                                                                   ------------
 (a) Repurchase Agreement--1.8%
  5,312,890 Goldman Sachs Group, LP, 5.50%, dated 5/29/1998, due
            6/1/1998 (at amortized cost)                              5,312,890
                                                                   ------------
            Total Investments (identified cost $189,979,371)       $287,464,288
                                                                   ------------

(See Notes to Portfolios of Investments)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         Wachovia Growth & Income Fund
                            Portfolio of Investments

                            May 31, 1998 (unaudited)

   Shares                                        Value
----------------------------------------------------------
 Common Stocks--97.9%
            BASIC MATERIALS--3.9%
     34,000 Dow Chemical Co.                  $  3,293,750
     80,000 International Paper Co.              3,680,000
     80,000 PPG Industries, Inc.                 5,830,000
                                              ------------
            Total                               12,803,750
                                              ------------
            CAPITAL GOODS--4.8%
     65,000 Briggs & Stratton Corp.              2,949,375
    116,800 Caterpillar, Inc.                    6,416,700
     75,000 General Electric Co.                 6,253,125
                                              ------------
            Total                               15,619,200
                                              ------------
            CHEMICAL & ALLIED PRODUCTS--2.5%
    105,000 Du Pont (E.I.) de Nemours & Co.      8,085,000
                                              ------------
            CONGLOMERATES--1.5%
     89,600 Raytheon Co., Class B                4,900,000
                                              ------------
            CONSUMER CYCLICAL--6.0%
    180,000 Callaway Golf Co.                    3,712,500
     75,000 Goodyear Tire & Rubber Co.           5,390,625
    140,000 Sturm Ruger & Co., Inc.              2,607,500
    120,000 (b)Tommy Hilfiger Corp.              8,070,000
                                              ------------
            Total                               19,780,625
                                              ------------
            CONSUMER DURABLES--2.3%
    105,000 General Motors Corp.                 7,553,438
                                              ------------
            CONSUMER NON-DURABLES--19.8%
    135,000 Anheuser-Busch Cos., Inc.            6,201,563
    115,000 Campbell Soup Co.                    6,267,500
     89,000 Colgate-Palmolive Co.                7,743,000
    100,000 Heinz (H.J.) Co.                     5,306,250
     75,000 Johnson & Johnson                    5,179,688
    140,000 PepsiCo, Inc.                        5,713,750
     57,000 Merck & Co., Inc.                    6,672,562
    151,750 Philip Morris Cos., Inc.             5,671,656
     70,000 Procter & Gamble Co.                 5,875,625
    125,000 Schering Plough Corp.               10,460,938
                                              ------------
            Total                               65,092,532
                                              ------------
            ENERGY--8.5%
     90,000 Amoco Corp.                          3,763,125
     75,000 Chevron Corp.                        5,990,625
    115,000 Exxon Corp.                          8,107,500

 Shares                                         Value
---------------------------------------------------------
 Common Stocks--continued
         ENERGY--CONTINUED
  67,000 Mobil Corp.                         $  5,226,000
  81,200 Texaco, Inc.                           4,689,300
                                             ------------
         Total                                 27,776,550
                                             ------------
         FINANCE--18.8%
  62,000 Bank of New York Co., Inc.             3,789,750
 184,000 Federal Home Loan Mortgage Corp.       8,372,000
 155,000 Franklin Resources, Inc.               7,575,625
 135,000 Green Tree Financial Corp.             5,425,313
  50,000 Mellon Bank Corp.                      3,371,875
  30,000 Merrill Lynch & Co., Inc.              2,685,000
 135,300 Morgan Stanley, Dean Witter & Co.     10,561,856
 100,000 Norwest Corp.                          3,887,500
  87,500 PaineWebber Group, Inc.                3,757,031
  30,000 Progressive Corp., OH                  4,136,250
 134,996 Travelers Group, Inc.                  8,234,756
                                             ------------
         Total                                 61,796,956
                                             ------------
         HEALTH SERVICES--2.1%
  94,000 Abbott Laboratories                    6,973,625
                                             ------------
         PRODUCER MANUFACTURING--1.3%
  43,000 Xerox Corp.                            4,418,250
                                             ------------
         RETAIL--1.4%
  75,000 Sears, Roebuck & Co.                   4,635,938
                                             ------------
         SERVICES--2.0%
 180,000 Equifax, Inc.                          6,547,500
                                             ------------
         TECHNOLOGY SERVICES--12.3%
  70,000 AT&T Corp.                             4,261,250
 240,000 Compaq Computer Corp.                  6,555,000
 115,000 (b)Gateway 2000, Inc.                  5,182,187
 125,000 Intel Corp.                            8,929,687
  65,000 Lockheed Martin Corp.                  7,296,250
  70,000 (b)Novellus Systems, Inc.              2,646,874
 135,000 (b)Sun Microsystems, Inc.              5,408,437
                                             ------------
         Total                                 40,279,685
                                             ------------
         TRANSPORTATION--2.7%
 100,000 ASA Holdings Ltd.                      3,931,250
 114,000 Allied-Signal, Inc.                    4,873,500
                                             ------------
         Total                                  8,804,750
                                             ------------

(See Notes to Portfolios of Investments)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         Wachovia Growth & Income Fund

   Shares                                                           Value
-----------------------------------------------------------------------------
 Common Stocks--continued
            UTILITIES--8.0%
     75,000 Alltel Corp.                                         $  2,957,813
     66,000 Ameritech Corp.                                         2,800,875
     30,000 Bell Atlantic Corp.                                     2,748,750
     40,000 BellSouth Corp.                                         2,580,000
     55,000 Duke Energy Corp.                                       3,169,375
     50,000 FPL Group, Inc.                                         3,071,875
     70,000 GPU, Inc.                                               2,695,000
     80,000 SBC Communications, Inc.                                3,110,000
     64,000 U.S. West, Inc.                                         3,248,000
                                                                 ------------
            Total                                                  26,381,688
                                                                 ------------
            Total Common Stocks (identified cost $170,848,360)    321,449,487
                                                                 ------------

 Principal
   Amount                                                             Value
-------------------------------------------------------------------------------
 U.S. Treasury Obligation--0.1%
 $  400,000 United States Treasury Bill, 6/18/1998 (identified
            cost $399,070)                                         $    399,140
                                                                   ------------
 (a) Repurchase Agreement--0.9%
  2,988,537 Goldman Sachs Group, LP, 5.50%, dated 5/29/1998, due
            6/1/1998 (at amortized cost)                              2,988,537
                                                                   ------------
            Total Investments (identified cost $174,235,967)       $324,837,164
                                                                   ------------

(See Notes to Portfolios of Investments)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                           Wachovia Equity Index Fund
                            Portfolio of Investments

                            May 31, 1998 (unaudited)

   Shares                                                       Value
-------------------------------------------------------------------------
 Common Stocks--90.1%
             BASIC MATERIALS--2.7%
       1,607 ASARCO, Inc.                                    $     36,459
       4,182 Air Products & Chemicals, Inc.                       363,834
       8,662 Alcan Aluminum, Ltd.                                 246,867
       6,713 Allegheny Teledyne, Inc.                             156,077
       6,637 Aluminum Co. of America                              460,442
      21,372 Archer-Daniels-Midland Co.                           403,397
       4,085 (b)Armco, Inc.                                        22,212
      14,224 Barrick Gold Corp.                                   273,812
       8,766 Battle Mountain Gold Co.                              46,569
       2,023 Bemis Co., Inc.                                       85,345
       4,297 (b)Bethlehem Steel Corp.                              52,638
       2,122 Boise Cascade Corp.                                   70,822
       3,660 Champion International Corp.                         175,680
       3,567 Cyprus Amax Minerals                                  56,626
       8,699 Dow Chemical Co.                                     842,716
       2,991 Eastman Chemical Co.                                 200,397
       4,944 Ecolab, Inc.                                         152,646
       5,507 Engelhard Corp.                                      114,614
       7,588 Freeport-McMoRan Copper & Gold, Inc., Class B        127,099
       3,491 Georgia-Pacific Corp.                                224,079
       2,063 Goodrich (B.F.) Co.                                  105,729
       2,771 (b)Grace (W.R.) & Co.                                 51,437
       2,284 Great Lakes Chemical Corp.                            91,360
       3,780 Hercules, Inc.                                       166,556
       5,599 Homestake Mining Co.                                  60,889
       6,372 Inco Ltd.                                             91,598
       1,862 Inland Steel Industries, Inc.                         53,300
       4,170 International Flavors & Fragrances, Inc.             200,160
      11,540 International Paper Co.                              530,840
       4,171 Louisiana-Pacific Corp.                               83,159
       3,992 Mead Corp.                                           124,251
       5,344 Morton International, Inc.                           162,658
       2,550 Nalco Chemical Co.                                    95,625
       5,964 Newmont Mining Corp.                                 148,727
       3,353 Nucor Corporation                                    172,680
       6,842 PPG Industries, Inc.                                 498,611
       2,305 Phelps Dodge Corp.                                   140,605
       7,614 Pioneer Hi-Bred International                        289,808
       9,139 Placer Dome, Inc.                                    113,666
       1,103 Potlatch Corp.                                        48,325
       2,813 Reynolds Metals Co.                                  163,154
       2,351 Rohm & Haas Co.                                      258,316
       2,985 (b)Sealed Air Corp.                                  159,711

   Shares                                           Value
-------------------------------------------------------------
 Common Stocks--continued
             BASIC MATERIALS--CONTINUED
       3,826 Sigma-Aldrich Corp.                $     139,649
       3,790 Stone Container Corp.                     67,273
       2,173 Temple-Inland, Inc.                      127,664
      10,992 USX Corp.                                384,720
       3,271 USX-U.S. Steel Group, Inc.               117,347
       2,646 Union Camp Corp.                         144,703
       4,740 Union Carbide Corp.                      236,704
       3,891 Westvaco Corp.                           110,894
       7,609 Weyerhaeuser Co.                         386,632
       4,238 Willamette Industries, Inc.              145,416
       3,690 Worthington Industries, Inc.              65,036
                                                -------------
             Total                                  9,849,534
                                                -------------
             CAPITAL GOODS--6.9%
       8,381 AMP, Inc.                                318,478
       1,073 Aeroquip-Vickers, Inc.                    66,258
       3,935 Avery Dennison Corp.                     203,882
       1,151 Ball Corp.                                45,393
      38,208 Boeing Co.                             1,819,637
         967 Briggs & Stratton Corp.                   43,878
       8,121 Browning-Ferris Industries, Inc.         288,803
       2,844 Case Corp.                               164,597
      14,364 Caterpillar, Inc.                        789,122
       1,520 Cincinnati Milacron, Inc.                 45,505
       8,805 Corning, Inc.                            347,247
       1,752 Crane Co.                                 92,309
       4,897 Crown Cork & Seal Co., Inc.              254,032
       1,460 Cummins Engine Co., Inc.                  75,920
       8,486 Dover Corp.                              318,225
       2,950 Eaton Corp.                              264,947
      16,922 Emerson Electric Co.                   1,028,012
       3,202 Fluor Corp.                              152,695
       1,551 Foster Wheeler Corp.                      39,357
       4,768 General Dynamics Corp.                   211,878
     124,940 General Electric Co.                  10,416,873
       1,921 General Signal Corp.                      79,001
       1,897 Grainger (W.W.), Inc.                    200,252
       1,885 Harnischfeger Industries, Inc.            59,378
       4,866 Honeywell, Inc.                          408,440
       9,517 Illinois Tool Works, Inc.                628,122
       6,332 Ingersoll-Rand Co.                       285,336
       3,197 Johnson Controls, Inc.                   190,222
      12,542 Laidlaw, Inc.                            155,207
       2,119 McDermott International, Inc.             80,919
       1,662 Millipore Corp.                           55,469

(See Notes to Portfolios of Investments)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                           Wachovia Equity Index Fund

   Shares                                               Value
-----------------------------------------------------------------
 Common Stocks--continued
             CAPITAL GOODS--CONTINUED
      15,854 Minnesota Mining & Manufacturing Co.    $  1,468,477
       3,386 Moore Corp. Ltd.                              49,097
         311 NACCO Industries, Inc., Class A               45,562
       1,720 National Service Industries, Inc.             87,720
       2,786 (b)Navistar International Corp.               84,102
       5,355 (b)Owens-Illinois, Inc.                      240,640
       4,855 Pall Corp.                                    96,190
       4,262 Parker-Hannifin Corp.                        175,008
      11,012 Pitney Bowes, Inc.                           517,564
       3,330 Raychem Corp.                                125,291
      12,919 Raytheon Co., Class B                        706,508
       7,968 Rockwell International Corp.                 438,240
       6,496 Tenneco, Inc.                                270,396
       5,733 (b)Thermo Electron Corp.                     201,372
       2,402 Timken Co.                                    90,375
      21,754 Tyco International, Ltd.                   1,204,628
                                                     ------------
             Total                                     24,930,564
                                                     ------------
             CHEMICAL AND ALLIED PRODUCTS--0.9%
      43,153 Du Pont (E.I.) de Nemours & Co.            3,322,753
                                                     ------------
             COMMUNICATION--0.2%
      26,821 CBS Corp.                                    851,567
                                                     ------------
             CONSUMER CYCLICAL--4.2%
       5,762 (b)AutoZone, Inc.                            191,587
       3,603 Black & Decker Corp.                         210,325
       3,790 Brunswick Corp.                              119,148
       2,214 Centex Corp.                                  79,151
       3,757 Circuit City Stores, Inc.                    159,203
       4,701 (b)Clear Channel Communications, Inc.        450,708
       6,265 Cognizant Corp.                              333,611
       4,070 (b)Consolidated Stores Corp.                 155,423
       3,004 Cooper Tire & Rubber Co.                      71,157
       3,983 Dana Corp.                                   207,614
       4,263 Dillards, Inc., Class A                      179,312
       3,662 Dow Jones & Co.                              176,234
       2,406 Echlin, Inc.                                 114,285
       7,980 (b)Federated Department Stores, Inc.         413,464
       1,372 Fleetwood Enterprises, Inc.                   54,880
       2,796 (b)Fruit of the Loom, Inc., Class A          100,481
      10,816 Gannett Co., Inc.                            713,180
      15,346 Gap (The), Inc.                              828,684
       6,872 Genuine Parts Co.                            233,219
       5,952 Goodyear Tire & Rubber Co.                   427,800
       2,700 Harcourt General, Inc.                       147,150
       3,852 (b)Harrah's Entertainment, Inc.               96,300

   Shares                                               Value
-----------------------------------------------------------------
 Common Stocks--continued
             CONSUMER CYCLICAL--CONTINUED
       4,845 Hasbro, Inc.                            $    185,321
       9,542 Hilton Hotels Corp.                          299,977
      27,858 Home Depot, Inc.                           2,188,594
       4,520 ITT Industries, Inc.                         166,675
       4,753 Interpublic Group Cos., Inc.                 281,912
       1,495 Jostens, Inc.                                 37,749
      18,579 (b)K Mart Corp.                              359,968
       1,483 Kaufman & Broad Homes Corp.                   38,095
       3,336 Knight-Ridder, Inc.                          190,361
      10,362 Limited, Inc.                                344,537
       4,388 Loews Corp.                                  398,211
      14,465 Marriott International, Inc., Class A        502,659
       6,295 Masco Corp.                                  354,094
      11,084 Mattel, Inc.                                 419,807
       3,774 McGraw-Hill Cos., Inc.                       295,080
       1,402 Mercantile Stores Co., Inc.                  110,232
       2,042 Meredith Corp.                                81,170
       6,823 (b)Mirage Resorts, Inc.                      142,004
      11,018 Nike, Inc., Class B                          506,828
       2,947 Nordstrom, Inc.                              212,368
       6,170 Omnicom Group, Inc.                          288,833
       2,035 Owens Corning                                 76,313
       9,498 Penney (J.C.) Co., Inc.                      682,075
       2,412 Pep Boys-Manny Moe & Jack                     53,667
         807 Pulte Corp.                                   43,023
       2,147 (b)Reebok International Ltd.                  61,726
       1,392 Russell Corp.                                 37,932
       9,600 Service Corp. International                  392,400
       6,588 Sherwin-Williams Co.                         219,051
       1,213 Sodexho Marriott Services, Inc.               34,495
       3,396 Stanley Works                                161,310
       4,703 TRW, Inc.                                    251,904
      10,886 (b)Toys 'R' Us, Inc.                         288,479
                                                     ------------
             Total                                     15,169,766
                                                     ------------
             CONSUMER DURABLES--1.5%
       1,555 Armstrong World Industries, Inc.             130,814
      12,433 Eastman Kodak Co.                            887,405
      45,577 Ford Motor Co.                             2,364,307
      27,000 General Motors Corp.                       1,942,313
       1,739 Polaroid Corp.                                70,538
       2,334 Snap-On Tools Corp.                          102,404
                                                     ------------
             Total                                      5,497,781
                                                     ------------
             CONSUMER NON-DURABLES--14.3%
         406 (b)Agribrands International, Inc.             13,906
       3,244 (b)Alza Corp.                                156,929
      18,767 Anheuser-Busch Cos., Inc.                    862,109

(See Notes to Portfolios of Investments)


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                           Wachovia Equity Index Fund

   Shares                                             Value
---------------------------------------------------------------
 Common Stocks--continued
             CONSUMER NON-DURABLES--CONTINUED
      10,958 BestFoods                             $    618,442
       3,972 Block (H&R), Inc.                          174,768
       7,409 (b)Boston Scientific Corp.                 472,324
      38,036 Bristol-Myers Squibb Co.                 4,088,870
      25,738 Chrysler Corp.                           1,431,676
      94,649 Coca-Cola Co.                            7,418,115
      11,294 Colgate-Palmolive Co.                      982,578
       8,110 (b)Costco Cos., Inc.                       469,366
      16,612 Dayton-Hudson Corp.                        770,382
       9,621 Deere & Co.                                499,089
      25,763 Disney (Walt) Co.                        2,914,439
       6,505 Dun & Bradstreet Corp.                     219,544
       7,210 Fort James Corp.                           344,728
       6,538 Fortune Brands, Inc.                       251,304
       5,655 Guidant Corp.                              364,394
      14,092 Heinz (H.J.) Co.                           747,757
      50,782 Johnson & Johnson                        3,507,132
      21,243 Kimberly-Clark Corp.                     1,052,856
       2,806 (b)King World Productions, Inc.             71,553
      42,452 Lilly (Eli) & Co.                        2,608,145
       2,669 Liz Claiborne, Inc.                        135,285
       6,635 Lowe's Cos., Inc.                          525,409
       3,762 Maytag Corp.                               189,746
      26,255 McDonald's Corp.                         1,722,984
      46,092 Merck & Co., Inc.                        5,395,645
      22,495 Monsanto Co.                             1,245,661
       3,659 New York Times Co., Class A                257,960
       2,970 PACCAR, Inc.                               164,000
      58,405 PepsiCo, Inc.                            2,383,654
      92,460 Philip Morris Cos., Inc.                 3,455,693
       5,242 Quaker Oats Co.                            302,398
      27,958 Schering Plough Corp.                    2,339,735
         769 Springs Industries, Inc., Class A           43,160
      11,556 (b)Tenet Healthcare Corp.                  404,460
       3,655 Times Mirror Co., Class A                  233,920
       6,230 TJX Cos., Inc.                             291,253
       2,799 U.S. Surgical Corp.                        111,260
       4,794 V.F. Corp.                                 254,981
       1,755 (b)Vlasic Foods International, Inc.         38,062
      31,065 Warner-Lambert Co.                       1,982,335
       5,026 Wendy's International, Inc.                124,079
       5,681 Winn-Dixie Stores, Inc.                    231,146
       5,148 (b)Woolworth (F.W.) Co.                    101,673
                                                   ------------
             Total                                   51,974,905
                                                   ------------
             CONSUMER SERVICES--0.1%
       4,684 Tribune Co.                                313,243
                                                   ------------

   Shares                                                Value
------------------------------------------------------------------
 Common Stocks--continued
             CONSUMER STAPLES--5.8%
       2,141 Alberto-Culver Co., Class B              $     63,695
       9,378 Albertsons, Inc.                              434,319
      10,391 American Stores Co.                           259,126
       5,052 Avon Products, Inc.                           413,317
       2,633 Brown-Forman Corp., Class B                   151,727
       6,563 CVS Corp.                                     460,641
      17,552 Campbell Soup Co.                             956,584
       4,142 Cardinal Health, Inc.                         369,156
       3,944 Clorox Co.                                    329,324
      13,312 Comcast Corp., Class A                        456,352
      18,046 ConAgra, Inc.                                 527,846
       1,414 Coors Adolph Co., Class B                      53,025
       5,838 Darden Restaurants, Inc.                       90,124
       3,145 Deluxe Corp.                                  105,554
       5,583 Donnelley (R.R.) & Sons Co.                   251,235
       6,102 General Mills, Inc.                           416,462
       2,290 Giant Foods, Inc., Class A                     98,470
      21,361 Gillette Co.                                2,501,907
       1,460 Great Atlantic & Pacific Tea Co., Inc.         46,720
       5,452 Hershey Foods Corp.                           377,551
      15,748 Kellogg Co.                                   650,589
       9,707 (b)Kroger Co., Inc.                           416,794
       1,496 Longs Drug Stores Corp.                        45,348
       6,071 Newell Co.                                    292,926
      51,548 Procter & Gamble Co.                        4,326,810
       4,066 Ralston Purina Co.                            452,597
       9,384 Rite Aid Corp.                                336,065
       5,721 Rubbermaid, Inc.                              186,648
      18,329 Sara Lee Corp.                              1,079,120
      14,148 Seagram Co. Ltd.                              621,628
       2,312 Super Valu Stores, Inc.                        96,815
      13,310 Sysco Corp.                                   310,289
      19,323 (b)Tele-Communications, Inc., Class A         663,020
       5,840 (b)Tricon Global Restaurants, Inc.            181,405
       2,337 Tupperware Corp.                               63,099
       7,015 UST, Inc.                                     186,774
      24,428 Unilever N.V., ADR                          1,928,285
      18,785 Walgreen Co.                                  660,997
       4,435 Wrigley (Wm.), Jr. Co.                        426,869
                                                      ------------
             Total                                      21,289,213
                                                      ------------
             ELECTRONIC TECHNOLOGY--7.0%
       5,378 (b)Advanced Micro Devices, Inc.               104,871
       3,442 (b)Andrew Corp.                                75,616
       4,859 (b)Apple Computer, Inc.                       129,371
      13,912 (b)Applied Materials, Inc.                    445,184
       7,588 (b)Bay Networks, Inc.                         210,093

(See Notes to Portfolios of Investments)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                           Wachovia Equity Index Fund

   Shares                                               Value
-----------------------------------------------------------------
 Common Stocks--continued
             ELECTRONIC TECHNOLOGY--CONTINUED
       6,017 (b)Cabletron Systems, Inc.              $     77,469
       3,080 (b)Ceridian Corp.                            166,320
      38,298 (b)Cisco Systems, Inc.                     2,896,286
      57,696 Compaq Computer Corp.                      1,575,822
       5,888 (b)Computer Sciences Corp.                   305,808
       4,481 (b)DSC Communications Corp.                   76,597
       1,826 (b)Data General Corp.                         27,847
      25,246 (b)Dell Computer Corp.                     2,080,428
       5,831 (b)Digital Equipment Corp.                   319,976
       1,746 EG & G, Inc.                                  54,999
      18,828 (b)EMC Corp. Mass                            780,185
       3,040 Harris Corp.                                 146,490
      39,693 Hewlett-Packard Co.                        2,465,928
      62,315 Intel Corp.                                4,451,628
      37,483 International Business Machines Corp.      4,399,567
       5,416 (b)LSI Logic Corp.                           115,429
       8,039 Micron Technology, Inc.                      189,419
      22,718 Motorola, Inc.                             1,202,634
       5,540 (b)National Semiconductor Corp.               90,025
      20,010 Northern Telecom Ltd.                      1,280,640
       2,545 Northrop Corp.                               272,792
      13,321 (b)Novell, Inc.                              139,871
         571 (b)Octel Corp.                                12,455
       1,671 Perkin-Elmer Corp.                           114,464
       2,959 Scientific-Atlanta, Inc.                      65,283
       9,332 (b)Seagate Technology, Inc.                  215,803
       6,755 (b)Silicon Graphics, Inc.                     81,060
       1,912 Tektronix, Inc.                               73,134
       6,907 (b)Tellabs, Inc.                             474,640
       6,672 (b)Unisys Corp.                              163,464
                                                     ------------
             Total                                     25,281,598
                                                     ------------
             ENERGY--7.0%
       3,501 Amerada-Hess Corp.                           189,273
      37,458 Amoco Corp.                                1,566,213
       2,277 Anadarko Petroleum Corp.                     150,282
       3,447 Apache Corp.                                 117,844
       2,849 Ashland, Inc.                                142,094
      12,242 Atlantic Richfield Co.                       965,588
       6,439 Baker Hughes, Inc.                           231,804
       6,727 Burlington Resources, Inc.                   283,375
      24,983 Chevron Corp.                              1,995,517
       6,682 Dresser Industries, Inc.                     311,131
           1 (b)EEX Corp.                                      10
      94,421 Exxon Corp.                                6,656,681
       9,674 Halliburton Co.                              458,306
       1,906 Helmerich & Payne, Inc.                       48,127

   Shares                                                 Value
-------------------------------------------------------------------
 Common Stocks--continued
             ENERGY--CONTINUED
       1,819 Kerr-McGee Corp.                          $    115,052
      29,990 Mobil Corp.                                  2,339,220
      12,641 Occidental Petroleum Corp.                     349,208
       4,023 (b)Oryx Energy Co.                              93,786
       1,801 Pennzoil Co.                                   104,120
      10,053 Phillips Petroleum Co.                         503,278
       3,302 (b)Rowan Companies, Inc.                        84,407
      81,826 Royal Dutch Petroleum Co., ADR               4,587,370
      18,891 Schlumberger Ltd.                            1,474,679
       2,769 Sun Co., Inc.                                  117,683
      20,156 Texaco, Inc.                                 1,164,009
       9,684 Union Pacific Resources Group, Inc.            196,101
       9,426 Unocal Corp.                                   335,801
       2,058 (b)Western Atlas, Inc.                         178,146
       2,845 Whirlpool Corp.                                194,349
      15,592 Williams Cos., Inc. (The)                      505,766
                                                       ------------
             Total                                       25,459,220
                                                       ------------
             FINANCE--15.9%
       6,381 AON Corp.                                      408,783
       5,717 Aetna Services, Inc.                           446,998
       3,714 Ahmanson (H.F.) & Co.                          283,193
      16,603 Allstate Corp.                               1,562,757
      17,889 American Express Co.                         1,835,859
       9,475 American General Corp.                         636,009
      26,759 American International Group, Inc.           3,313,099
      13,020 Associates First Capital Corp., Class A        974,062
       5,080 BB&T Corp.                                     336,233
      24,464 Banc One Corp.                               1,348,578
      14,481 Bank of New York Co., Inc.                     885,151
      26,651 BankAmerica Corp.                            2,203,705
       5,559 BankBoston Corp.                               585,780
       3,798 Bankers Trust New York Corp.                   469,053
       2,029 Beneficial Corp.                               271,886
       8,472 CIGNA Corp.                                    580,332
      16,160 Chase Manhattan Corp.                        2,196,750
       6,581 Chubb Corp.                                    523,601
       6,270 Cincinnati Financial Corp.                     263,340
      17,481 Citicorp                                     2,606,854
       6,041 Comerica, Inc.                                 397,163
       7,169 Conseco, Inc.                                  334,255
       4,089 Countrywide Credit Industries, Inc.            189,116
      26,521 Federal Home Loan Mortgage Corp.             1,206,706

(See Notes to Portfolios of Investments)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                           Wachovia Equity Index Fund

   Shares                                                 Value
-------------------------------------------------------------------
 Common Stocks--continued
             FINANCE--CONTINUED
      40,488 Federal National Mortgage Association     $  2,424,219
       8,819 Fifth Third Bancorp                            434,336
      11,282 First Chicago NBD Corp.                        986,470
      36,434 First Union Corp.                            2,015,256
      10,340 Fleet Financial Group, Inc.                    847,880
       9,300 Franklin Resources, Inc.                       454,538
       3,038 General RE Corp.                               667,980
       2,165 Golden West Financial Corp.                    233,820
       5,183 Green Tree Financial Corp.                     208,292
       4,502 Hartford Financial Services Group, Inc.        495,501
       4,076 Household International, Inc.                  551,534
       7,286 Huntington Bancshares, Inc.                    238,617
       6,827 J.P. Morgan & Co., Inc.                        847,828
       4,053 Jefferson-Pilot Corp.                          232,034
      16,578 KeyCorp                                        628,928
       3,884 Lehman Brothers Holdings, Inc.                 275,521
       3,890 Lincoln National Corp.                         349,614
       3,406 MBIA Insurance Corporation                     253,960
      19,125 MBNA Corp.                                     606,023
       4,355 MGIC Investment Corp.                          261,028
       6,430 Marsh & McLennan Cos., Inc.                    563,027
       9,601 Mellon Bank Corp.                              647,467
       4,960 Mercantile Bancorporation, Inc.                253,580
      12,645 Merrill Lynch & Co., Inc.                    1,131,728
      22,399 Morgan Stanley, Dean Witter & Co.            1,748,522
      12,212 National City Corp.                            827,363
      36,177 NationsBank Corp.                            2,740,408
       4,200 Northern Trust Corp.                           296,231
      28,604 Norwest Corp.                                1,111,981
      11,714 PNC Bank Corp.                                 676,484
       2,751 Progressive Corp., OH                          379,294
       3,578 Providian Financial Corp.                      227,650
       2,092 Republic New York Corp.                        268,691
       4,821 SAFECO Corp.                                   224,177
      10,098 Schwab (Charles) Corp.                         333,234
       8,788 St. Paul Cos., Inc.                            389,973
       6,128 State Street Corp.                             422,449
       6,600 Summit Bancorp                                 330,825
       7,444 SunAmerica, Inc.                               361,965
       8,160 SunTrust Banks, Inc.                           644,640
      10,005 Synovus Financial Corp.                        224,487
       5,282 Torchmark Corp.                                226,466
       2,415 Transamerica Corp.                             277,725
      43,657 Travelers Group, Inc.                        2,663,077
      28,017 U.S. Bancorp, Inc.                           1,096,165

   Shares                                                           Value
-----------------------------------------------------------------------------
 Common Stocks--continued
             FINANCE--CONTINUED
       5,325 UNUM Corp.                                          $    295,870
       7,777 Wachovia Corp.                                           622,646
       9,558 Washington Mutual, Inc.                                  675,034
       3,355 Wells Fargo & Co.                                      1,212,833
                                                                 ------------
             Total                                                 57,746,634
                                                                 ------------
             HEALTHCARE--4.5%
      29,362 Abbott Laboratories                                    2,178,293
         123 (b)Allergan Specialty Therapeutics, Inc., Class A          1,292
       2,474 Allergan, Inc.                                           103,908
      49,500 American Home Products Corp.                           2,391,469
      10,118 (b)Amgen, Inc.                                           612,139
       2,191 Bard (C.R.), Inc.                                         76,000
       2,115 Bausch & Lomb, Inc.                                      105,353
      10,665 Baxter International, Inc.                               609,905
       4,662 Becton, Dickinson & Co.                                  329,837
       4,245 Biomet, Inc.                                             122,574
      24,956 Columbia/HCA Healthcare Corp.                            815,749
       7,540 HBO & Co.                                                435,199
      14,997 (b)Healthsouth Corp.                                     425,540
       6,247 (b)Humana, Inc.                                          194,047
       2,800 Mallinckrodt, Inc.                                        86,275
       2,428 Manor Care, Inc.                                          76,634
      17,845 Medtronic, Inc.                                          992,628
      49,326 Pfizer, Inc.                                           5,169,981
      19,374 Pharmacia & Upjohn, Inc.                                 856,089
       3,504 (b)St. Jude Medical, Inc.                                125,268
       7,158 United Healthcare Corp.                                  458,112
                                                                 ------------
             Total                                                 16,166,292
                                                                 ------------
             PRODUCER MANUFACTURING--0.6%
      21,597 Allied-Signal, Inc.                                      923,272
      12,407 Xerox Corp.                                            1,274,819
                                                                 ------------
             Total                                                  2,198,091
                                                                 ------------
             RAILROAD TRANSPORTATION--0.1%
      14,385 Norfolk Southern Corp.                                   450,430
                                                                 ------------
             RETAIL--1.7%
       8,875 May Department Stores Co.                                570,773
      14,944 Sears, Roebuck & Co.                                     923,726
      86,419 Wal-Mart Stores, Inc.                                  4,769,249
                                                                 ------------
             Total                                                  6,263,748
                                                                 ------------
             SERVICES--1.6%
      21,422 (b)Airtouch Communications, Inc.                       1,020,223
       2,871 American Greetings Corp., Class A                        136,373

(See Notes to Portfolios of Investments)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                           Wachovia Equity Index Fund

   Shares                                                 Value
-------------------------------------------------------------------
 Common Stocks--continued
             SERVICES--CONTINUED
       1,420 (b)FMC Corp.                              $    108,541
       6,030 Praxair, Inc.                                  297,354
      21,363 Time Warner, Inc.                            1,662,308
      13,467 (b)Viacom, Inc., Class B                       740,685
      38,421 (b)WorldCom, Inc.                            1,748,156
                                                       ------------
             Total                                        5,713,640
                                                       ------------
             TECHNOLOGY SERVICES--7.4%
      13,152 (b)3Com Corp.                                  333,732
      61,988 AT&T Corp.                                   3,773,520
       2,781 Adobe System, Inc.                             111,066
       1,828 Autodesk, Inc.                                  77,690
      11,174 Automatic Data Processing, Inc.                710,946
      30,186 (b)Cendant Corp.                               654,659
      20,832 Computer Associates International, Inc.      1,093,680
       4,661 Cooper Industries, Inc.                        300,052
       5,758 Equifax, Inc.                                  209,447
      16,931 First Data Corp., Class                        562,956
       5,600 (b)Gateway 2000, Inc.                          252,350
       5,622 (b)General Instrument Corp.                    133,874
       5,069 Ikon Office Solutions, Inc.                    107,399
       3,194 (b)KLA-Tencor Corp.                            108,197
       6,227 (b)Laidlaw Environmental Services, Inc.         24,130
       7,404 Lockhead Martin Corp.                          831,099
      48,974 Lucent Technologies, Inc.                    3,474,093
      26,401 MCI Communications Corp.                     1,411,628
      92,456 (b)Microsoft Corp.                           7,841,425
      37,391 (b)Oracle Corp.                                883,362
       9,722 (b)Parametric Technology Corp.                 298,040
         952 Shared Medical Systems Corp.                    69,258
      14,076 (b)Sun Microsystems, Inc.                      563,920
       4,044 Tandy Corp.                                    178,947
      14,630 Texas Instruments, Inc.                        751,616
       6,296 Textron, Inc.                                  467,085
       2,097 Thomas & Betts Corp.                           112,058
      23,140 (b)U.S. West Media Group                       857,626
       8,984 United Technologies Corp.                      844,496
                                                       ------------
             Total                                       27,038,351
                                                       ------------
             TRANSPORTATION--0.9%
       3,508 (b)AMR Corp.                                   540,013
       5,936 Burlington Northern Santa Fe                   590,632
       8,313 CSX Corp.                                      395,907
       2,804 Delta Air Lines, Inc.                          322,460
       5,576 (b)FDX Corp.                                   357,561
       2,967 Ryder Systems, Inc.                            101,063

   Shares                                                 Value
-------------------------------------------------------------------
 Common Stocks--continued
             TRANSPORTATION--CONTINUED
       8,356 Southwest Airlines Co.                    $    223,001
       3,001 (b)USAir Group, Inc.                           210,070
       9,428 Union Pacific Corp.                            456,080
                                                       ------------
             Total                                        3,196,787
                                                       ------------
             UTILITIES--6.8%
       7,131 Alltel Corp.                                   281,229
       5,228 Ameren Corp.                                   204,546
       7,219 American Electric Power Co., Inc.              327,562
      41,968 Ameritech Corp.                              1,781,017
       5,635 Baltimore Gas & Electric Co.                   171,515
      29,621 Bell Atlantic Corp.                          2,714,024
      37,831 BellSouth Corp.                              2,440,100
       5,775 Carolina Power & Light Co.                     236,775
       8,099 Central & SouthWest Corp.                      214,117
       6,017 Cinergy Corp.                                  194,424
       4,045 Coastal Corp.                                  285,173
       2,113 Columbia Gas System, Inc.                      178,284
       8,969 Consolidated Edison Co.                        383,985
       3,639 Consolidated Natural Gas Co.                   205,831
       5,537 DTE Energy Co.                                 219,058
       7,090 Dominion Resources, Inc.                       281,384
      13,732 Duke Energy Corp.                              791,307
         777 Eastern Enterprises                             31,177
      15,148 Edison International                           446,866
      11,677 Enron Corp.                                    585,310
       9,207 Entergy Corp.                                  242,259
       6,949 FPL Group, Inc.                                426,929
       8,772 FirstEnergy Corp.                              260,419
       6,264 Frontier Corp.                                 190,661
       4,608 GPU, Inc.                                      177,408
      36,488 GTE Corp.                                    2,127,707
      10,886 Houston Industries, Inc.                       311,612
       9,500 (b)NEXTEL Communications, Inc., Class A        223,844
       1,854 NICOR, Inc.                                     71,611
       5,511 Niagara Mohawk Power Corp.                      68,199
       2,816 Northern States Power Co.                      160,160
       1,068 ONEOK, Inc.                                     41,719
      16,731 P G & E Corp.                                  527,027
       6,301 P P & L Resources, Inc.                        139,410
       3,179 Pacific Enterprises                            121,001
      11,302 Pacificorp                                     260,652
       8,492 Peco Energy Co.                                239,899
       1,338 Peoples Energy Corp.                            49,339
       8,851 Public Service Enterprises Group, Inc.         292,636
      69,752 SBC Communications, Inc.                     2,711,609

(See Notes to Portfolios of Investments)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                           Wachovia Equity Index Fund

   Shares                                                             Value
-------------------------------------------------------------------------------
 Common Stocks--continued
             UTILITIES--CONTINUED
       3,272 Sonat, Inc.                                           $    128,222
      26,134 Southern Co.                                               694,184
      16,425 Sprint Corp.                                             1,178,494
       9,176 Texas Utilities Co.                                        362,452
      18,291 U.S. West, Inc.                                            928,268
       8,253 Unicom Corp.                                               283,697
      17,303 Waste Management, Inc.                                     562,348
                                                                   ------------
             Total                                                   24,755,450
                                                                   ------------
             Total Common Stocks (identified cost $155,637,547)     327,469,567
                                                                   ------------
 Preferred Stocks--0.0%
       1,316 Sealed Air Corp., Cumulative Conv. Pfd. (identified
             cost $0)                                                    73,297
                                                                   ------------

  Principal
   Amount                                                             Value
-------------------------------------------------------------------------------
 U.S. Government Agencies--7.4%
 $ 3,000,000 (c)Federal Home Loan Mortgage Corp., 6/18/1998        $  2,992,260
  19,000,000 (c)Federal National Mortgage Association, 6/12/1998     18,968,270
   5,000,000 (c)Federal National Mortgage Association, 6/17/1998      4,987,900
                                                                   ------------
             Total U.S. Government Agenies (identified cost
             $26,949,092)                                            26,948,430
                                                                   ------------
 U.S. Treasury Obligation--0.5%
             U.S. TREASURY BILLS--0.5%
   1,650,000 (c)6/18/1998 (identified cost $1,646,153)                1,646,453
                                                                   ------------
 (a)Repurchase Agreement--2.0%
   7,148,162 Goldman Sachs Group, LP, 5.50%, dated 5/29/1998,
             due 6/1/1998 (at amortized cost)                         7,148,162
                                                                   ------------
             Total Investments (identified cost $191,380,954)      $363,285,909
                                                                   ------------

(See Notes to Portfolios of Investments)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                          Wachovia Special Values Fund
                            Portfolio of Investments

                            May 31, 1998 (unaudited)

   Shares                                               Value
-----------------------------------------------------------------
 Common Stocks--75.7%
            BASIC MATERIALS--2.0%
     16,000 Borden Chemical & Plastics, L.P.         $     95,000
     33,600 Consolidated Tomoka Co.                       592,200
     53,000 Deltic Timber Corp.                         1,467,438
     22,500 Mississippi Chemical Corp.                    376,875
     51,000 Rock-Tenn Co.                                 749,063
                                                     ------------
            Total                                       3,280,576
                                                     ------------
            CAPITAL GOODS--4.8%
    150,000 (b)Ansaldo Signal NV                          618,750
     15,500 Butler Manufacturing Co.                      542,500
    126,900 Cavalier Homes, Inc.                        1,307,819
     12,000 Franklin Electronics, Inc.                    831,750
     38,500 Greif Brothers Corp., Class A               1,400,438
     72,000 (b)Harding Lawson Associates Group            711,000
      1,800 Patrick Industries, Inc.                       28,800
     20,000 Skyline Corp.                                 582,500
     52,800 Twin Disc, Inc.                             1,689,600
                                                     ------------
            Total                                       7,713,157
                                                     ------------
            COMMERCIAL SERVICES--2.8%
     75,000 Cordiant Communications Group PLC, ADR        806,250
      5,000 Emmis Broadcasting Corp.                      210,000
      4,000 Grey Advertising, Inc.                      1,788,000
     60,000 (b)On Command Corp.                           825,000
     60,000 (b)Saatchi & Saatchi PLC, ADR                 840,000
                                                     ------------
            Total                                       4,469,250
                                                     ------------
            CONSUMER CYCLICAL--1.8%
    100,000 Johns Manville Corp.                        1,450,000
     12,790 Primex Technologies, Inc.                     591,538
     58,700 (b)Racing Champions Corp.                     689,725
      6,400 Russell Corp.                                 174,400
      4,700 (b)Sport-Haley Inc.                            58,750
                                                     ------------
            Total                                       2,964,413
                                                     ------------
            CONSUMER DURABLES--2.5%
     16,000 Allen Organ Co., Class B                      656,000
     29,000 Boston Acoustics, Inc.                        986,000
     67,900 Intermet Corp.                              1,324,050
     25,000 National Presto Industries, Inc.            1,010,938
                                                     ------------
            Total                                       3,976,988
                                                     ------------
            CONSUMER NON-DURABLES--6.8%
     51,000 (b)Anacomp, Inc.                              918,000
     63,000 (b)Buckhead America Corp.                     472,500

   Shares                                                   Value
---------------------------------------------------------------------
 Common Stocks--continued
            CONSUMER NON-DURABLES--CONTINUED
     51,000 CPI Corp.                                    $  1,306,875
     42,000 (b)Craig Corp.                                    546,000
      4,000 (b)Department 56, Inc.                            146,750
     30,000 Eskimo Pie Corp.                                  435,000
    162,000 (b)Host Marriott Services Corp.                 2,308,500
    117,400 (b)M & F Worldwide Corp.                        1,144,650
     10,000 NCH, Corp.                                        636,875
    183,000 (b)Oneita Industries, Inc.                        115,290
     12,000 Plenum Publishing Corp.                           810,000
    110,000 (b)Spaghetti Warehouse, Inc.                      756,250
     11,000 Velco Industries N.V.                           1,446,500
                                                         ------------
            Total                                          11,043,190
                                                         ------------
            CONSUMER SERVICES--1.6%
     26,120 (b)Chris Craft Industries, Inc.                 1,372,933
     22,000 (b)GC Cos., Inc.                                1,097,250
     19,200 (b)Powerhouse Technologies, Inc.                  184,800
                                                         ------------
            Total                                           2,654,983
                                                         ------------
            ENERGY--5.8%
     75,000 (b)American Pacific Corp.                         806,250
     55,000 Berry Petroleum Co., Class A                      783,750
     39,700 (b)Dawson Production Services, Inc.               441,663
     96,500 (b)EEX Corp.                                      952,938
    100,000 (b)Forest Oil Corp.                             1,437,500
     47,600 Holly Corp.                                     1,303,050
    600,000 (b)Saxon Petroleum, Inc.                          160,615
     71,000 Snyder Oil Corp.                                1,375,625
     45,990 (b)Titan Exploration, Inc.                        373,669
     40,250 UGI Corp.                                       1,018,828
     60,000 Wiser Oil Co.                                     626,250
                                                         ------------
            Total                                           9,280,138
                                                         ------------
            FINANCE--16.6%
     55,000 Angeles Mortgage Investment Trust, Class A      1,038,124
     54,000 Argonaut Group, Inc.                            1,734,750
     54,000 (b)CNA Surety Corp.                               874,124
      5,000 Capital Southwest Corp.                           510,000
     91,100 Charter Municipal Mortgage Acceptance Co.       1,218,462
    133,700 (b)Danielson Holding Corp.                        986,037
     35,000 Eaton Vance Corp.                               1,572,812
     34,200 Financial Security Assurance Holdings Ltd.      2,026,350

(See Notes to Portfolios of Investments)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                          Wachovia Special Values Fund

   Shares                                            Value
--------------------------------------------------------------
 Common Stocks--continued
            FINANCE--CONTINUED
     11,100 Fund American Enterprises, Inc.       $  1,626,843
     24,000 IPC Holdings Ltd.                          718,500
     59,000 John Nuveen & Co., Inc., Class A         2,212,500
     30,000 (b)Kaiser Ventures, Inc.                   337,500
     65,000 Leucadia National Corp.                  2,230,312
     21,600 Liberty Corp.                            1,086,750
      8,882 MBIA Insurance Corporation                 662,263
     50,000 Merchants Group, Inc.                    1,234,374
     36,000 NAC Re Corp.                             1,680,750
     57,000 PX Escrow Corp.                          1,795,500
     11,196 Reliastar Financial Corp.                  484,226
      7,000 Smith Investment Co.                     1,008,000
     18,000 Stewart Information Services Corp.         690,750
     35,500 Unico American Corp.                       550,250
     18,000 United Wisconsin Services, Inc.            558,000
                                                  ------------
            Total                                   26,837,177
                                                  ------------
            HEALTHCARE--0.8%
     31,300 (b)ICU Medical, Inc.                       457,763
     84,800 (b)Medaphis Corp.                          636,000
      2,300 Mine Safety Appliances Co.                 165,097
                                                  ------------
            Total                                    1,258,860
                                                  ------------
            METALS & MINING--1.0%
     44,400 Barrick Gold Corp.                         854,700
    103,000 Battle Mountain Gold Co.                   547,188
      5,800 Newmont Gold Co.                           151,163
      2,500 Newmont Mining Corp.                        62,344
                                                  ------------
            Total                                    1,615,395
                                                  ------------
            RETAIL--1.9%
     45,000 Enesco Group, Inc.                       1,375,313
     56,000 (b)K Mart Corp.                          1,085,000
     10,000 (b)Pricesmart, Inc.                        156,250
     12,250 (b)Proffitts, Inc.                         480,813
                                                  ------------
            Total                                    3,097,376
                                                  ------------
            SERVICES--15.8%
     41,000 AK Steel Holding Corp.                     763,624
     39,500 (b)Alltrista Corp.                       1,007,250
     50,600 Amcast Industrial Corp.                  1,091,062
     37,400 (b)America Service Group, Inc.             495,550
     39,200 (b)Audits & Surveys, Inc.                  124,950
     28,000 (b)BFC Construction Corp.                  264,250
     24,000 Blount International, Inc., Class A        676,500
     30,000 Cascade Corp.                              513,750
     30,000 Cleveland Cliffs, Inc.                   1,588,124
     16,500 Duff & Phelps Credit Rating                948,750

   Shares                                                Value
------------------------------------------------------------------
 Common Stocks--continued
            SERVICES--CONTINUED
     95,000 (b)Emcor Group, Inc.                      $  1,894,062
     30,000 Forest City Enterprises, Inc.,
            Class A                                      1,691,250
      1,950 Forest City Enterprises, Inc.,
            Class B                                        109,687
     21,800 Furon Co.                                      347,438
     12,700 Getty Realty Holding Corp.                     277,019
     15,000 (b)Hanger Orthopedic Group, Inc.               290,625
     40,000 (b)Healthcare Services Group, Inc.             560,000
     86,000 Homestake Mining Co.                           935,250
     68,400 LTV Corp.                                      748,125
      8,100 Lafarge Corp.                                  304,763
     84,000 (b)Lexford Residential Trust                 1,795,500
     65,000 (b)Midwest Grain Products, Inc.                893,750
    110,000 (b)Morrison Knudsen Corp.                    1,306,250
     40,000 Price Enterprises, Inc.                        712,500
     28,100 Raven Industries, Inc.                         562,000
     60,000 Roanoke Electric Corp.                       1,230,000
     64,000 (b)Royal Oak Mines, Inc.                        64,000
    125,500 (b)Steel West Virginia, Inc.                 1,364,813
    100,000 (b)Todd Shipyards Corp.                        643,750
      9,000 Varlen Corp.                                   304,875
     22,700 (b)Vertex Communications Corp.                 488,050
     16,000 (b)White River Corp.                         1,428,000
                                                      ------------
            Total                                       25,425,517
                                                      ------------
            TECHNOLOGY SERVICES--10.7%
     15,300 (b)4Front Software, International, Inc.        191,250
     13,800 Cadmus Communications Corp.                    353,625
     70,500 (b)Cypress Semiconductor Corp.                 603,656
     42,000 (b)DSC Communications Corp.                    717,938
     95,000 (b)ESCO Electronics Corp.                    1,704,063
     33,000 (b)Electroglas, Inc.                           449,625
     47,500 (b)Evans & Sutherland Computer Co.           1,193,438
     35,000 (b)Exar Corp.                                  805,000
     51,000 (b)FSI International, Inc.                     586,500
     21,000 (b)Intuit, Inc.                                994,875
     34,000 (b)Moore Products Co.                        1,130,500
     48,500 Nam Tai Electronics, Inc.                      812,375
     70,000 (b)Novell, Inc.                                735,000
     64,000 (b)Phoenix Technology, Ltd.                    652,000
     37,000 (b)Remedy Corp.                                597,781
     85,000 Salient 3 Communications, Inc.,
            Class A                                        834,063
     52,000 (b)Silicon Valley Group, Inc.                  952,250
     11,562 Timberline Software Corp.                      228,350
    130,600 United Industrial Corp.                      1,567,200

(See Notes to Portfolios of Investments)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                          Wachovia Special Values Fund

  Shares or
  Principal
   Amount                                                           Value
-----------------------------------------------------------------------------
 Common Stocks--continued
             TECHNOLOGY SERVICES--CONTINUED
      90,500 (b)Wang Laboratories, Inc.                          $  2,173,875
                                                                 ------------
             Total                                                 17,283,364
                                                                 ------------
             TRANSPORTATION--0.8%
      50,000 (b)Consolidated Freightways Corp.                        737,500
      30,000 (b)Kirby Corp.                                           580,500
                                                                 ------------
             Total                                                  1,318,000
                                                                 ------------
             Total Common Stocks (identified cost $96,390,564)    122,218,384
                                                                 ------------
 Corporate Bond--0.1%
             INDUSTRIAL SERVICES--0.1%
 $   250,000 American Rice Inc., Mtg. Bond, 13.00%, 7/31/2002
             (identified cost $231,875)                               190,000
                                                                 ------------

 Shares or
 Principal
   Amount                                                             Value
-------------------------------------------------------------------------------
 Open-End Investment Company--0.5%
    130,000 Royce Global Trust, Inc. (identified cost $604,500)
            (at net asset value)                                   $    735,313
                                                                   ------------
 Preferred Stock--0.7%
     86,000 (b)Craig Corp., Pfd. B (identified cost $484,174)         1,101,918
                                                                   ------------
 U.S. Treasury Obligation--5.6%
 $9,000,000 United States Treasury Bill, 6/18/1998 (identified
            cost $8,978,778)                                          8,980,650
                                                                   ------------
 (a) Repurchase Agreement--18.5%
 29,820,975 Goldman Sachs Group, LP, 5.50%, dated 5/29/1998, due
            6/1/1998 (at amortized cost)                             29,820,975
                                                                   ------------
            Total Investments (identified cost $136,510,866)       $163,047,240
                                                                   ------------

(See Notes to Portfolios of Investments)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         Wachovia Emerging Markets Fund
                            Portfolio of Investments

                            May 31, 1998 (unaudited)

                                    Value in
   Shares                                                          U.S. Dollars
-------------------------------------------------------------------------------
 Common Stocks--80.3%
             ARGENTINA--5.2%
     100,000 Banco Del Suquia SA                                   $    235,458
      30,000 (b)Banco Rio de la Plata SA, ADR                           360,000
      32,500 Banco de Galicia y Buenos Aires S.A. de C.V., Class
             B, ADR                                                     666,250
      91,955 Compania Naviera Perez Companc SA, Class B                 506,913
      11,000 IRSA Inversiones y Representaciones S.A., GDR              389,125
      20,000 Importadora y Exportadora de la Patagonia                  315,150
     146,467 Juan Minetti SA                                            542,185
      37,303 Perez Companc                                              205,637
      40,000 Quilmes Industrial SA, ADR                                 385,000
     124,000 Siderar S.A., Class A                                      508,642
     375,456 Siderca S.A., Class A                                      758,780
      52,000 Telecom Argentina S.A., ADR                              1,612,000
      66,000 YPF Sociedad Anonima, ADR                                2,050,125
                                                                   ------------
             Total                                                    8,535,265
                                                                   ------------
             BRAZIL--3.2%
      20,000 Companhia Brasileira de Distribuicao Grp, ADR              467,500
      57,000 Companhia Vale Do Rio Doce                               1,055,647
 340,922,620 (b)Companhia de Eletricidade do Estado do Rio de
              Janeiro                                                   207,281
   2,000,000 (b)Companhia de Saneamento Basico do Estado de Sao
              Paulo                                                     339,100
      30,400 Pan American Beverage, Class A                           1,027,900
      20,000 Telecomunicacoes Brasileiras SA, ADR                     2,132,500
                                                                   ------------
             Total                                                    5,229,928
                                                                   ------------
             CHILE--3.7%
      35,000 Banco de A. Edwards, ADR                                   485,625
      25,800 Compania Cervecerias Unidas SA, ADR                        619,200
      50,000 Compania Telecomunicacion Chile, ADR                     1,109,375
      20,600 Cristalerias de Chile, ADR                                 271,663
      25,000 (b)Distribucion y Servicio, ADR                            395,313
      18,000 Embotelladora Andina S.A., Class A, ADR                    338,625
      12,000 Embotelladora Andina S.A., Class B, ADR                    204,000
      38,500 Enersis S.A., ADR                                          976,938

                                    Value in
   Shares                                                        U.S. Dollars
-----------------------------------------------------------------------------
 Common Stocks--continued
             CHILE--CONTINUED
      48,542 Gener S.A., ADR                                     $    976,908
      40,000 (b)Quinenco SA, ADR                                      380,000
      10,000 Sociedad Quimica Y Minera De Chile, ADR                  344,375
                                                                 ------------
             Total                                                  6,102,022
                                                                 ------------
             CHINA--0.7%
      11,500 (b)Huaneng Power International Inc., Class N, ADR        199,813
   2,000,000 Maanshan Iron & Steel Co., Class H                       122,596
   1,600,000 Qingling Motors Co., Class H                             629,758
   1,000,000 Shanghai Petrochemical Co. Ltd., Class H                 109,691
   1,000,000 Yizheng Chemical Fibre Co.                               118,724
                                                                 ------------
             Total                                                  1,180,582
                                                                 ------------
             COLOMBIA--1.2%
      30,000 Bancolombia S.A., ADR                                    363,750
     130,000 Bavaria                                                  744,506
      75,000 Bco De Bogota                                            280,049
      80,000 Cemento Argos                                            305,591
     100,000 Cementos Diamante S.A.                                   250,555
                                                                 ------------
             Total                                                  1,944,451
                                                                 ------------
             CROATIA--1.4%
     120,000 (b)(d)Pliva D.D., GDR                                  1,962,988
      13,250 (b)(d)Zagrebacka Banka, GDR                              283,219
                                                                 ------------
             Total                                                  2,246,207
                                                                 ------------
             CZECH REPUBLIC--1.0%
       5,000 (b)CKD Praha Holding AS                                  151,781
      12,500 (b)Komercni Banka A.S., GDR                              135,625
      10,000 SPT Telekom A.S.                                       1,283,254
                                                                 ------------
             Total                                                  1,570,660
                                                                 ------------
             DOMINICAN REPUBLIC--0.2%
      40,000 (b)Tricom SA, ADR                                        337,500
                                                                 ------------
             EGYPT--1.6%
      22,000 (b)Al-Ahram Beverages Co, GDR                            695,200
      50,000 (b)Commercial International Bank Egypt, GDR              707,500
       6,000 (b)Egypt International Pharmaceuticals                   404,544

(See Notes to Portfolios of Investments)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         Wachovia Emerging Markets Fund

                                                          Value in
   Shares                                               U.S. Dollars
--------------------------------------------------------------------
 Common Stocks--continued
             EGYPT--CONTINUED
      43,000 (b)(d)Paints & Chemical Industry, GDR      $    397,750
      20,000 (b)Suez Cement Co., Class S, GDR                393,000
                                                        ------------
             Total                                         2,597,994
                                                        ------------
             ESTONIA--0.3%
      55,000 (b)(d)Eesti Uhispank, GDR                       529,375
                                                        ------------
             GREECE--4.7%
      13,250 Alpha Credit Bank                             1,382,391
       4,000 Ergo Bank SA                                    363,445
      19,360 Goody's S.A.                                    557,771
      35,000 Hellenic Bottling Co., S.A.                   1,171,452
      12,000 Hellenic Cables S.A.                            252,010
      17,400 Hellenic Technodomiki                           177,283
      17,270 Hellenic Telecommunications Organization        507,191
      34,560 Michaniki S.A.                                  192,787
       8,814 National Bank of Greece                       1,268,088
      25,350 Sarantis SA                                     510,327
      17,700 Titan Cement Co.                              1,333,526
                                                        ------------
             Total                                         7,716,271
                                                        ------------
             HONG KONG--3.3%
     500,000 Amoy Properties Ltd.                            321,009
     150,000 CLP Holdings Ltd.                               646,535
     175,000 Cheung Kong                                     946,251
     235,000 Citic Pacific Ltd.                              571,654
     176,000 Dah Sing Financial Group                        295,264
   1,100,000 GZI Transportation Ltd.                         326,493
      40,000 HSBC Holdings PLC                               970,448
   2,200,000 Harbin Power Equipment Co., Class H             221,448
      50,000 Hutchison Whampoa                               261,324
      55,000 Sun Hung Kai Properties                         265,454
     100,000 Swire Pacific Ltd., Class A                     369,725
      50,000 VTech Holdings Ltd.                             162,279
                                                        ------------
             Total                                         5,357,884
                                                        ------------
             HUNGARY--2.0%
       4,000 (b)(d)BorsodChem RT, GDR                        107,600
       8,000 Danubius Hotels Rt                              163,421
       4,000 EGIS                                            147,210
      35,000 (b)Euronet Services, Inc., ADR                  207,813
      10,000 (b)(d)Gedeon Richter, GDR                       845,500
      15,000 (b)(d)MOL Magyar Olay, GDR                      344,250
      25,000 (b)Matav RT, ADR                                700,000

                                                          Value in
   Shares                                               U.S. Dollars
--------------------------------------------------------------------
 Common Stocks--continued
             HUNGARY--CONTINUED
      10,000 OTP Bank RT, GDR                           $    416,500
       3,500 Pick Szeged Rt                                  172,831
      25,000 (b)Zalakeramia Rt, GDR                          168,750
                                                        ------------
             Total                                         3,273,875
                                                        ------------
             INDIA--1.3%
      14,200 Bajaj Auto Ltd., GDR                            227,200
      13,800 Bses, GDR                                       186,300
      17,000 Gujarat Ambuja, GDR                             112,625
       7,500 (b)(d)Hindalco Industries Ltd., GDR             105,000
      16,500 Indian Hotels Co. Ltd., GDR                     181,500
      24,500 Larsen & Toubro Ltd., GDR                       311,763
      20,500 (b)Mahindra and Mahindra, GDR                   101,988
      11,000 Ranbaxy Labs, GDR                               179,850
      17,600 (b)Reliance Industries Ltd., GDR                134,200
       8,400 (b)(d)Reliance Industries Ltd., GDR              61,320
       7,000 State Bank of India, GDR                         98,000
      20,000 (b)(d)State Bank of India, GDR                  280,000
         350 Tata Electric Co., GDR                           89,250
                                                        ------------
             Total                                         2,068,996
                                                        ------------
             INDONESIA--1.9%
   1,000,000 PT Daya Guna Samudera                           617,256
   1,000,000 PT Fiskaragung Perkasa                           33,185
     225,000 PT Gudang Garam                                 165,265
     300,000 PT Hanjaya Mandala Sampoerna                    100,885
   1,942,115 PT Indah Kiat Pulp & Paper Corp.                317,955
     767,500 PT Indosat                                    1,015,409
   2,000,000 PT Mulia Industrindo                             79,646
     350,000 PT Semen Gresik                                 187,389
   1,685,000 PT Telekomunikasi Indonesia                     559,181
                                                        ------------
             Total                                         3,076,171
                                                        ------------
             KOREA, REPUBLIC OF--1.5%
      12,625 Housing & Commercial Bank, Korea                 51,935
      30,000 (b)Housing & Commercial Bank, Korea, GDR        111,000
      27,500 L.G. Chemical, Ltd., ADR                        177,375
      18,500 L.G. Electronics, Inc.                          173,499
       4,329 LG Information & Communication Ltd.             101,497
      13,610 Pohang Iron and Steel Co. Ltd.                  552,252
         356 SK Telecom Co. Ltd.                             166,618
       5,981 Samsung Display Devices                         212,053

(See Notes to Portfolios of Investments)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         Wachovia Emerging Markets Fund

                                    Value in
   Shares                                                        U.S. Dollars
-----------------------------------------------------------------------------
 Common Stocks--continued
             KOREA, REPUBLIC OF--CONTINUED
      10,199 Samsung Electronics Co.                             $    387,671
      12,000 (b)(d)Samsung Electronics Co., GDR                       231,300
       7,500 Seoul City Gas Co. Ltd.                                  137,478
      16,334 Yukong Ltd.                                               96,205
                                                                 ------------
             Total                                                  2,398,883
                                                                 ------------
             LEBANON--0.6%
      40,000 (b)(d)Banque Libanaise Pour Le Comm, Class B, GDR        674,000
      25,000 (b)(d)Solidere, GDR                                      321,875
                                                                 ------------
             Total                                                    995,875
                                                                 ------------
             LITHUANIA--0.3%
      10,000 Vilniaus Bankas AB, GDR                                  566,217
                                                                 ------------
             MALAYSIA--1.2%
      30,000 Carlsberg Brwry(M)                                        97,524
     100,000 Genting Berhad                                           260,064
     200,000 Hap Seng Consolidated Berhad                             234,058
      40,000 Malayan Banking                                           56,174
      40,000 Malayan Banking BHD                                       56,174
      58,450 O.Y.L. Industries Bhd                                    151,248
     300,000 Perusahaan Otomobil Nasional Bhd                         298,034
     220,000 Renong Berhad                                             46,343
     147,500 Telekom Malaysia Berhad                                  337,564
     220,000 Tenaga Nasional Berhad                                   363,310
      50,000 United Engineers Ltd.                                     29,777
                                                                 ------------
             Total                                                  1,930,270
                                                                 ------------
             MEXICO--7.7%
     145,000 Alfa, S.A. de C.V., Class A                              690,476
     220,000 Cemex SA                                                 912,925
      91,700 Consorcio Grupo Dina SA de CV, ADR                       286,563
     100,000 (b)Corporacion GEO, S.A. de C.V., Class B                571,429
      10,310 Desc S.A. de C.V., Class C, ADR                          233,264
      48,000 Empresas ICA Sociedad Controladora S.A., ADR             498,000
      32,000 (b)Fomento Economico Mexicano, SA de C.V., ADR         1,056,000
     119,800 Grupo Carso SA de CV                                     615,978
     400,000 Grupo Elektra                                            471,655
     200,000 Grupo Financiero Banamex Accivel, Class B                498,866
   1,000,000 Grupo Financiero Bancomer, S.A. de C.V., Class B         498,866

                                    Value in
   Shares                                                        U.S. Dollars
-----------------------------------------------------------------------------
 Common Stocks--continued
             MEXICO--CONTINUED
      30,000 (b)Grupo Iusacell S.A., ADR                         $    480,000
      30,000 Grupo Televisa S.A., GDR                               1,171,875
      90,000 Industrias Penoles S.A.                                  308,163
     100,000 Kimberly-Clark de Mexico                                 417,234
     160,000 Organizacion Soriana SA de CV, Class B                   517,914
     110,000 Sanluis Corporacion SA de CV                             478,288
      56,000 Telefonos de Mexico, Class L, ADR                      2,656,500
      15,000 (b)Tubos de Acero de Mexico SA, ADR                      224,063
                                                                 ------------
             Total                                                 12,588,059
                                                                 ------------
             MOROCCO--0.8%
      41,000 (b)(d)Banque Marocaine du Commerce Exterieur, GDR        991,388
      23,000 (b)(d)MI Bank, GDR                                       271,975
                                                                 ------------
             Total                                                  1,263,363
                                                                 ------------
             PERU--2.4%
      39,000 Banco Wiese, ADR                                         185,250
      55,000 CPT Telefonica del Peru S.A., Class B, ADR             1,189,375
      13,362 Cementos Lima S.A.                                       280,175
     545,932 Cervecer Backus & Johnston, Class T                      337,690
      70,000 Cia de Minas Buenaventura SA                             444,242
      48,721 Credicorp Ltd.                                           773,449
     240,000 Luz Del Sur Servicos SA, Class B                         215,551
      62,302 Minsur S.A.                                              131,723
     143,300 Telefonica Del Peru CPT, Class B                         307,984
                                                                 ------------
             Total                                                  3,865,439
                                                                 ------------
             PHILIPPINES--2.5%
   1,217,812 Ayala Land, Inc.                                         412,685
   7,000,000 (b)Belle Corp.                                           247,058
   1,687,500 (b)Fortune Cement Corp.                                  102,716
   3,192,000 JG Summit Holdings, Inc.                                 202,459
     100,000 La Tondena Distillers, Inc.                               70,332
     250,000 Manila Electric Co., Class B                             735,294
      84,000 Metro Bank and Trust Co.                                 606,905
      56,000 Philippine Long Distance Telephone Co., ADR            1,421,000
   3,500,000 Solid Group, Inc.                                        132,479
     500,000 (b)Union Bank(Phil)                                      207,801
                                                                 ------------
             Total                                                  4,138,729
                                                                 ------------
             POLAND--2.7%
       9,000 Agros Holding S.A.                                       131,481

(See Notes to Portfolios of Investments)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         Wachovia Emerging Markets Fund

                                                                 Value in
   Shares                                                      U.S. Dollars
---------------------------------------------------------------------------
 Common Stocks--continued
             POLAND--CONTINUED
      13,500 (b)Amica Wronki                                   $    139,215
      13,333 (b)Bank Inicjatyw Gospodarczych, GDR                   260,327
       6,500 Bank Slaski S.A.                                       487,826
      60,000 (b)Budimex SA                                          285,305
      80,000 Elektrim Spolka Akcyina S.A.                         1,051,848
      25,000 Kredyt Bank, ADR                                       425,000
      30,000 (b)Okocimskie Zaklady Piwowarskie SA                   251,790
      24,660 (b)Orbis SA                                            183,661
      92,667 Polifarb-Cieszyn SA                                    278,718
      15,000 (b)Prokom, GDR                                         254,250
      40,000 (b)Zalady Metali Lekkich Kety                          624,463
                                                               ------------
             Total                                                4,373,884
                                                               ------------
             PORTUGAL--7.9%
      35,951 BPI-SGPS S.A.                                        1,456,542
      56,649 Banco Commercial Portugues, Class R                  1,875,791
      15,000 Banco Espirito Santo e Comercial de Lisboa             527,977
      22,700 Cimpor Cimentos de Portugal                            869,349
      40,000 Corticeira Amorim SA                                   867,232
      57,000 Electricidade de Portugal SA                         1,497,947
      48,996 Estabelecimentos Jeronimo Martins & Filho SGPS,
             S.A.                                                 2,211,728
      80,000 Portucel Industria                                     692,910
      34,030 Portugal Telecom S.A.                                1,788,601
      23,916 Somague-Sociedade Gestora de Participacoes             281,257
      14,200 Sonae Investimentos Sociedade Gestora de
             Participacoes Sociais, S.A.                            816,315
                                                               ------------
             Total                                               12,885,649
                                                               ------------
             ROMANIA--0.7%
      10,925 (b)Alro Slatina                                         84,088
     300,000 (b)Arctic S.A.                                         193,889
      35,000 (b)LaFarge Romcin                                      431,845
     499,512 (b)Sanex S.A.                                          152,612
     150,000 (b)Terapia SA                                          280,259
                                                               ------------
             Total                                                1,142,693
                                                               ------------
             RUSSIA--3.2%
       2,000 (b)Aeroflot                                            200,800
      30,000 Gazprom, ADR                                           417,000
       3,000 Gorkovsky Auto Plant                                   303,000

                                                            Value in
   Shares                                                 U.S. Dollars
----------------------------------------------------------------------
 Common Stocks--continued
             RUSSIA--CONTINUED
   2,000,000 (b)Kostromskaya Gres                         $     98,998
      14,142 (b)Kubanelectrosvyaz, RDC                         281,426
      25,000 Lukoil Holding Co., ADR                         1,029,418
      66,000 Mosenergo, ADR                                    465,300
     100,000 (b)Rostelecom                                     258,200
      30,000 (b)Sun Brewing Ltd., GDR                          566,250
      90,000 (b)Surgutneftegaz                                 497,439
      16,000 (b)Udmurt Telecom                                  96,288
   2,000,000 (b)Unified Energy System                          352,000
      20,000 (b)Unified Energy System, RDC                     352,000
      38,124 (b)Uralmash Zavody                                302,914
                                                          ------------
             Total                                           5,221,033
                                                          ------------
             SLOVAK REPUBLIC--0.3%
      80,000 (b)(d)Slovakofarna AS, GDR                        560,000
                                                          ------------
             SLOVENIA--0.3%
      35,000 (b)(d)Blagovno Trgovinsia Center, GDR             234,500
      12,000 (b)(d)SKB Banka, GDR                              165,000
                                                          ------------
             Total                                             399,500
                                                          ------------
             SOUTH AFRICA--6.5%
     100,000 ABSA Group Ltd.                                   786,118
      23,200 Anglo American Corp. of South Africa Ltd.       1,112,289
      25,000 Barlow Ltd.                                       205,021
      62,600 De Beers Centenary AG                           1,305,002
      55,000 Liberty Life Association of Africa Ltd.         1,518,081
      44,400 Nedcor Limited                                  1,189,309
     200,000 Persetel Q Data Holdings Ltd.                   2,096,314
     100,000 Sappi Limited                                     539,607
      25,000 Sasol Ltd.                                        198,956
      55,000 South African Breweries, Ltd.                   1,552,243
                                                          ------------
             Total                                          10,502,940
                                                          ------------
             TAIWAN, PROVINCE OF CHINA--1.1%
      22,084 (b)Advanced Semiconductor Engineering, GDR        278,258
      27,432 (b)Asia Cement Corp., GDR                         266,776
      25,562 (b)GVC Corp., GDR                                 166,153
      28,800 (b)President Enterprises, GDR                     275,616
      49,000 (b)Yageo Corp., GDR                               545,125
      30,500 (b)Yang Ming Marine Transport, GDR                190,625
                                                          ------------
             Total                                           1,722,553
                                                          ------------

(See Notes to Portfolios of Investments)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         Wachovia Emerging Markets Fund

                                    Value in
   Shares                                                         U.S. Dollars
------------------------------------------------------------------------------
 Common Stocks--continued
             THAILAND--1.9%
      80,000 BEC World PLC                                        $    320,871
      75,000 Bangkok Bank Public Co., Ltd.                             153,194
     250,000 Hana Microelectronics Co., Ltd.                           866,551
     141,000 KCE Electronics                                           802,921
      55,000 PTT Exploration and Production Public Co.                 476,603
      90,000 Shinawatra Computer Co.                                   305,273
     100,000 Thai Farmers Bank Co.                                     152,265
                                                                  ------------
             Total                                                   3,077,678
                                                                  ------------
             TURKEY--5.1%
  24,782,026 Akbank T.A.S.                                             729,162
   8,920,000 Aksigorta                                                 543,897
   4,200,000 Alcatel Teletas                                           536,584
  12,145,000 Arcelik AS                                                505,451
   3,200,000 Aygaz                                                     507,936
   3,540,000 Eregli Demir Ve Celik Fabrikalari T.A.S.                  493,377
   3,172,734 Koc Holding A.S.                                          601,871
     679,100 Migros Turk                                               630,987
   1,020,000 Otosan Otomobil Sanayii AS                                572,589
  23,750,000 (b)Sabanci Holding                                      1,448,156
   5,088,000 (b)Tupras Turkiye Petrol Rafinerileri A.S.                709,125
  14,360,379 Turk Sise ve Cam Fabrikalari                              467,000
  12,000,000 Turkiye Is Bankasi                                        487,800
                                                                  ------------
             Total                                                   8,233,935
                                                                  ------------
             VENEZUELA--1.9%
      40,000 Compania Anonima Nacional Telefonos de Venezuela,
             Class D, ADR                                            1,232,500
     120,000 Corporacion Venezolana de Cementos, S.A.C.A.              154,536
   1,292,667 Electricidade de Caracas                                  831,150
     137,000 Mavesa SA, ADR                                            549,521
      30,000 Siderurgica Venezolana Sivensa, ADR                       315,876
                                                                  ------------
             Total                                                   3,083,583
                                                                  ------------
             Total Common Stocks (identified cost $139,033,602)    130,717,464
                                                                  ------------

                                    Value in
   Shares                                                          U.S. Dollars
-------------------------------------------------------------------------------
 Preferred Stocks--5.5%
             BRAZIL--5.4%
   1,800,000 Banco Itau SA, Preference                             $  1,072,096
     513,000 Centrais Electricas de Santa Catarina SA-Celesc,
             Preference, Series B                                       463,890
  15,000,000 (b)Centrais Eletricas Brasileiras SA, Preference,
              Series B                                                  536,040
  53,500,000 (b)Cia Paranaense de Energia, Preference, Series B         544,256
     831,909 (b)Cia Riograndense De Telecomunicacoes, Pfd.              896,937
  23,251,630 Companhia Energetica de Minas Gerais, Preference           768,234
  35,000,000 Gerdau S.A., Preference                                    517,335
   5,000,000 (b)Petroleo Brasileiro SA, Preference                      965,130
   8,663,257 Telecomunicacoes de Minas Gerais, Preference,
             Series B                                                   873,776
   2,602,000 Telecomunicacoes do Parana SA, Preference                  916,276
   8,663,257 Telemig Celular S.A.                                       444,416
   2,602,000 Telepar Celular S.A., Series B                             352,935
   7,420,000 Uniao de Bancos Brasileiros SA                             467,735
                                                                   ------------
             Total                                                    8,819,056
                                                                   ------------
             GREECE--0.0%
         960 Michaniki S.A., Pfd.                                         4,284
                                                                   ------------
             RUSSIA--0.1%
         550 (b)Karelia Electrosvyaz, Pfd.                               68,750
   2,000,000 (b)Surgutneftegaz, Pfd.                                     84,000
                                                                   ------------
             Total                                                      152,750
                                                                   ------------
             Total Preferred Stocks (identified cost $8,720,642)      8,976,090
                                                                   ------------
 Rights--0.3%
             BRAZIL--0.0%
      22,015 Cia Riograndense De Telecomunicacoes                             0
                                                                   ------------
             KOREA, REPUBLIC OF--0.0%
         811 Samsung Electronics Co.                                      8,413
                                                                   ------------
             MEXICO--0.0%
       6,600 Cemex S.A. de C.V.                                           2,447
                                                                   ------------
             PHILIPPINES--0.0%
   1,596,000 JG Summit Holdings, Inc.                                     9,388
     124,069 Union Bank(Phil.)                                                0
                                                                   ------------
             Total                                                        9,388
                                                                   ------------

(See Notes to Portfolios of Investments)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         Wachovia Emerging Markets Fund

  Shares or
  Principal                                                         Value in
   Amount                                                         U.S. Dollars
------------------------------------------------------------------------------
 Rights--continued
             PORTUGAL--0.1%
      15,000 Banco Espirito Santo e Comercial de Lisboa           $     14,864
      15,000 Banco Espirito Santo e Comercial de Lisboa                103,887
                                                                  ------------
             Total                                                     118,751
                                                                  ------------
             TURKEY--0.2%
  13,939,889 Akbank T.A.S.                                             356,178
                                                                  ------------
             Total Rights (identified cost $576,238)                   495,177
                                                                  ------------
 Warrants--0.0%
             HONG KONG--0.0%
      50,000 GZI Transportation Ltd., Warrants                             452
                                                                  ------------
             INDONESIA--0.0%
     109,374 PT Bank Dagang Nasional Indonesia, Warrants                   155
      80,250 PT Bank Internasional Indonesia, Warrants                     781
     163,544 PT Indah Kiat Pulp & Paper Corp., Warrants                 11,578
     107,143 PT Pan Indonesia Bank, Warrants                               683
                                                                  ------------
             Total                                                      13,197
                                                                  ------------
             PHILIPPINES--0.0%
     500,000 Belle Corp., Warrants                                       1,407
                                                                  ------------
             THAILAND--0.0%
       9,375 Thai Farmers Bank Co., Warrants                               975
                                                                  ------------
             Total Warrants (identified cost $19,946)                   16,031
                                                                  ------------
 Convertible Bonds--0.0%
             BRAZIL--0.0%
 $    53,500 Companhia Vale Do Rio Doce, Conv. Deb., 12/31/1999
             (identified cost $417)                                        465
                                                                  ------------
 Closed End Investment Companies--6.6%
             EGYPT--0.7%
      12,000 (b)Societe Generale Arab Fund                           1,206,000
                                                                  ------------
             HONG KONG--0.4%
      35,000 (b)Formosa Growth Fund Ltd.                               659,750
                                                                  ------------

  Shares or
  Principal                                                         Value in
    Amount                                                        U.S. Dollars
------------------------------------------------------------------------------
 Closed End Investment Companies--continued
              INDIA--1.0%
      130,000 India Fund Inc.                                     $    991,250
      495,000 The India Fund                                           719,550
                                                                  ------------
              Total                                                  1,710,800
                                                                  ------------
              MEXICO--0.5%
       50,000 Mexico Fund                                              793,750
                                                                  ------------
              SOUTH AFRICA--1.0%
      105,000 Southern Africa Fund, Inc.                             1,594,688
                                                                  ------------
              TURKEY--0.2%
       50,000 Turkey Trust PLC                                         277,661
                                                                  ------------
              UNITED KINGDOM--0.5%
       10,000 (b)Societe Generale Ukraine Fund                         845,000
                                                                  ------------
              UNITED STATES--2.3%
       65,000 Framlington Bulgaria Fund                                593,450
        2,200 (b)Romania Investment Fund Ltd.                        1,925,000
       50,000 (b)The Morgan Stanley India Investment Fund, Inc.        400,000
       80,000 (b)Ukranian Opportunity Fund                             760,000
                                                                  ------------
              Total                                                  3,678,450
                                                                  ------------
              Total Closed End Investment Companies (identified
              cost $12,043,676)                                     10,766,099
                                                                  ------------
 Time Deposit--3.2%
   $5,200,743 (b)Bank of New York Co., Inc. (at amortized cost)      5,200,743
                                                                  ------------
 (a) Repurchase Agreement--3.8%
    6,113,135 Goldman Sachs Group, LP, 5.50%, dated 5/29/1998,
              due 6/1/1998 (at amortized cost)                       6,113,135
                                                                  ------------
              Total Investments (identified cost $171,708,399)    $162,285,204
                                                                  ------------

(See Notes to Portfolios of Investments)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                             Wachovia Balanced Fund
                            Portfolio of Investments

                            May 31, 1998 (unaudited)

   Shares                                           Value
-------------------------------------------------------------
 Common Stocks--43.3%
            BASIC MATERIALS--0.4%
     32,343 International Paper Co.              $  1,487,778
                                                 ------------
            CAPITAL GOODS--2.2%
     63,436 General Electric Co.                    5,288,976
     28,749 Honeywell, Inc.                         2,413,119
     18,874 Ingersoll-Rand Co.                        850,510
                                                 ------------
            Total                                   8,552,605
                                                 ------------
            CHEMICAL AND ALLIED PRODUCTS--0.4%
     21,776 Du Pont (E.I.) de Nemours & Co.         1,676,752
                                                 ------------
            CONSUMER CYCLICAL--0.9%
     31,380 Black & Decker Corp.                    1,831,807
     23,329 Magna International, Inc., Class A      1,644,694
                                                 ------------
            Total                                   3,476,501
                                                 ------------
            CONSUMER DURABLES--0.4%
     23,698 General Motors Corp.                    1,704,775
                                                 ------------
            CONSUMER NON-DURABLES--11.8%
     18,482 (b)Alza Corp.                             894,067
     20,272 Avon Products, Inc.                     1,658,503
     10,920 (b)Boston Scientific Corp.                696,150
     30,855 Bristol-Myers Squibb Co.                3,316,912
     68,638 Coca-Cola Co.                           5,379,503
     22,990 Disney (Walt) Co.                       2,600,744
     15,464 (b)Elan Corp. PLC, ADR                    946,203
     21,020 Fortune Brands, Inc.                      812,602
     15,115 Gillette Co.                            1,770,344
     14,223 Guidant Corp.                             916,494
     21,122 Johnson & Johnson                       1,458,738
     34,880 Kimberly-Clark Corp.                    1,728,740
     28,028 Lilly (Eli) & Co.                       1,721,970
     20,826 McDonald's Corp.                        1,366,706
     22,601 Merck & Co., Inc.                       2,645,729
     15,847 Monsanto Co.                              877,528
     18,924 Newell Co.                                913,083
     91,077 PepsiCo, Inc.                           3,717,080
     61,340 Philip Morris Cos., Inc.                2,292,582
     37,450 Procter & Gamble Co.                    3,143,459
     40,688 Schering Plough Corp.                   3,405,077
     26,425 (b)Tenet Healthcare Corp.                 924,875
     57,384 Warner-Lambert Co.                      3,661,817
                                                 ------------
            Total                                  46,848,906
                                                 ------------
            ENERGY--3.5%
     31,415 Baker Hughes, Inc.                      1,130,940
     25,082 British Petroleum Co. PLC, ADR          2,222,892

   Shares                                                Value
------------------------------------------------------------------
 Common Stocks--continued
            ENERGY--CONTINUED
     32,215 Exxon Corp.                               $  2,271,157
     44,195 Mobil Corp.                                  3,447,210
     41,384 Royal Dutch Petroleum Co., ADR               2,320,090
     28,880 Schlumberger Ltd.                            2,254,445
                                                      ------------
            Total                                       13,646,734
                                                      ------------
            FINANCE--7.1%
      8,210 Allstate Corp.                                 772,766
     25,741 American Express Co.                         2,646,091
     21,003 American International Group, Inc.           2,508,218
          1 Associates First Capital Corp., Class A             73
     55,668 Banc One Corp.                               3,068,698
     16,622 Chase Manhattan Corp.                        2,167,105
     10,353 Chubb Corp.                                    823,711
      5,843 Citicorp                                       848,706
     17,292 Countrywide Credit Industries, Inc.            799,755
     57,910 Federal Home Loan Mortgage Corp.             2,631,648
     27,384 Federal National Mortgage Association        1,639,617
     35,535 MBIA Insurance Corporation                   2,649,956
     23,548 MBNA Corp.                                     746,177
      9,828 Merrill Lynch & Co., Inc.                      879,606
     39,335 NationsBank Corp.                            2,984,642
     18,500 SunTrust Bank, Inc.                          1,462,062
     26,116 Travelers Group, Inc.                        1,593,076
                                                      ------------
            Total                                       28,221,907
                                                      ------------
            HEALTHCARE--1.3%
     49,413 Pfizer, Inc.                                 5,179,100
                                                      ------------
            PRODUCER MANUFACTURING--0.6%
     24,918 Xerox Corp.                                  2,560,325
                                                      ------------
            RETAIL--0.9%
     28,895 Sears, Roebuck & Co.                         1,786,072
     32,828 Wal-Mart Stores, Inc.                        1,811,695
                                                      ------------
            Total                                        3,597,767
                                                      ------------
            SERVICES--3.0%
     17,856 (b)Airtouch Communications, Inc.               850,392
     36,820 American Greetings Corp., Class A            1,748,950
     11,589 (b)FMC Corp.                                   885,834
     53,701 Praxair, Inc.                                2,648,130
     22,323 Time Warner, Inc.                            1,737,008
     15,269 (b)Viacom, Inc., Class B                       839,795
     71,666 (b)WorldCom, Inc.                            3,260,803
                                                      ------------
            Total                                       11,970,912
                                                      ------------

(See Notes to Portfolios of Investments)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                             Wachovia Balanced Fund

 Shares or
 Principal                                                           Value in
   Amount                                                          U.S. Dollars
-------------------------------------------------------------------------------
 Common Stocks--continued
            TECHNOLOGY SERVICES--7.7%
     38,877 (b)3Com Corp.                                          $    986,504
     25,989 (b)Ascend Communications                                  1,122,400
     39,758 (b)Cisco Systems, Inc.                                    3,006,699
     31,937 Compaq Computer Corp.                                       872,279
     37,615 Computer Associates International, Inc.                   1,974,788
     25,711 Cooper Industries, Inc.                                   1,655,146
     17,881 Intel Corp.                                               1,277,374
     18,695 International Business Machines Corp.                     2,194,326
     42,406 Lucent Technologies, Inc.                                 3,008,176
     68,004 (b)Microsoft Corp.                                        5,767,589
     21,854 (b)Network Associates, Inc.                               1,338,558
     22,589 OY Nokia AB, Class A, ADR                                 1,466,873
     18,578 Pitney Bowes, Inc.                                          873,166
     35,525 (b)Sun Microsystems, Inc.                                 1,423,220
     24,338 Texas Instruments, Inc.                                   1,250,365
     25,824 United Technologies Corp.                                 2,427,456
                                                                   ------------
            Total                                                    30,644,919
                                                                   ------------
            TRANSPORTATION--1.8%
     17,605 (b)AMR Corp.                                              2,710,070
     44,790 Allied-Signal, Inc.                                       1,914,773
     25,503 Burlington Northern Santa Fe                              2,537,549
                                                                   ------------
            Total                                                     7,162,392
                                                                   ------------
            UTILITIES--1.3%
     19,566 BellSouth Corp.                                           1,262,007
     62,553 Edison International                                      1,845,314
     68,915 Southern Co.                                              1,830,555
                                                                   ------------
            Total                                                     4,937,876
                                                                   ------------
            Total Common Stocks (identified cost $143,145,083)      171,669,249
                                                                   ------------
 Corporate Bonds--14.5%
            ASSET-BACKED SECURITIES--0.9%
 $1,000,000 American Express Credit Account Master Trust 1997-1,
            Class A, 6.40%, 4/15/2005                                 1,017,180
    965,000 Dayton Hudson Credit Card Master Trust 1995-1, Class
            A, 6.10%, 2/25/2002                                         966,438
    575,000 Ford Credit Auto Loan Master Trust 1995-1 A, Class
            A, 6.50%, 8/15/2002                                         582,435
    957,250 Prudential Home Mortgage Securities 1993-60, Class
            A1, 6.75%, 12/25/2023                                       961,730
                                                                   ------------
            Total                                                     3,527,783
                                                                   ------------

  Principal
   Amount                                                            Value
------------------------------------------------------------------------------
 Corporate Bonds--continued
             CHEMICALS--0.2%
 $   800,000 Nalco Chemical Co., Bond, 6.25%, 5/15/2008           $    803,568
                                                                  ------------
             CONSUMER SERVICES--0.5%
   2,000,000 Tribune Co., Note, 6.25%, 11/10/2026                    2,070,500
                                                                  ------------
             FINANCE--10.5%
   2,750,000 Bankers Trust Co., New York, Sr. Note, 5.85%,
             5/11/2000                                               2,744,363
     865,000 Bankers Trust New York Corp., Sub. Note, 7.375%,
             5/1/2008                                                  915,987
   2,500,000 Bear Stearns Cos., Inc., Note, 6.625%, 10/1/2004        2,544,900
     825,000 Beneficial Corp., 6.25%, 2/18/2003                        824,324
   2,500,000 CIT Group Holdings, Inc., Sr. Note, 6.375%,
             10/1/2002                                               2,515,775
   2,250,000 Caterpillar Financial Services Corp., Note, 6.50%,
             2/1/2002                                                2,284,830
   1,130,000 Chase Manhattan Corp., Sub. Note, 6.75%, 9/15/2006      1,168,793
   1,000,000 Fleet Financial Group, Inc., Sr. Note, 6.00%,
             10/26/1998                                              1,000,730
     890,000 Ford Motor Credit Corp., Sr. Unsub., 6.55%,
             9/10/2002                                                 902,967
   3,000,000 General Electric Capital Corp., Deb., 6.66%,
             5/1/2018                                                3,037,560
   1,000,000 Hartford Life, Inc., Note, 7.10%, 6/15/2007             1,046,288
     650,000 Household Finance Corp., Note, 7.25%, 7/15/2003           677,942
   2,750,000 IBM Credit Corp., Sr. Note, 5.79%, 3/20/2010            2,746,233
   1,500,000 KFW International Finance, Note, 7.00%, 3/1/2013        1,609,305
     735,000 Landeskreditbank B-W, Sub. Note, 7.875%, 4/15/2004        800,783
   2,000,000 Lehman Brothers Holdings, Inc., Bond, 6.20%,
             1/15/2002                                               1,995,200
   1,500,000 Merrill Lynch & Co., Inc., Note, 6.18%, 4/20/2004       1,502,535
   2,000,000 Merrill Lynch & Co., Inc., Note, 6.55%, 8/1/2004        2,039,840
   2,500,000 NationsBank Corp., Sub. Note, 6.80%, 3/15/2028          2,520,450
   3,500,000 Norwest Financial, Inc., Sr. Note, 6.375%,
             9/15/2002                                               3,527,335
   3,000,000 Quebec, Province of, Deb., 9.375%, 4/1/1999             3,079,650

(See Notes to Portfolios of Investments)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                             Wachovia Balanced Fund

  Principal
   Amount                                                             Value
-------------------------------------------------------------------------------
 Corporate Bonds--continued
             FINANCE--CONTINUED
 $   615,000 Sears Roebuck Acceptance Corp., Medium Term Note,
             7.03%, 6/4/2003                                       $    634,304
   1,550,000 Union Planters Corp., Sub. Note, 6.50%, 3/15/2018        1,551,101
                                                                   ------------
             Total                                                   41,671,195
                                                                   ------------
             INDUSTRIAL SERVICES--0.5%
   2,000,000 WMX Technologies, Inc., Note, 8.00%, 4/30/2004           2,138,160
                                                                   ------------
             RETAIL TRADE--1.1%
   3,980,000 Gap (The), Inc., Note, 6.90%, 9/15/2007                  4,162,921
                                                                   ------------
             UTILITIES--0.8%
   1,660,000 National Fuel Gas Co., Note, 6.303%, 5/27/2008           1,667,985
   1,500,000 Ontario Hydro, Sr. Note, 6.10%, 1/30/2008                1,498,935
                                                                   ------------
             Total                                                    3,166,920
                                                                   ------------
             Total Corporate Bonds (identified cost $56,684,742)     57,541,047
                                                                   ------------
 Mortgage Backed Securities--20.1%
             FEDERAL HOME LOAN BANK--1.2%
   3,600,000 5.87%, 10/22/1999                                        3,606,732
   1,250,000 Discount Note, 9/10/1998                                 1,231,063
                                                                   ------------
             Total                                                    4,837,795
                                                                   ------------
             FEDERAL HOME LOAN MORTGAGE CORPORATION--4.9%
     207,877 6.50%, 12/1/2008                                           209,800
      50,515 6.50%, 2/1/2009                                             50,939
     625,510 6.50%, 3/1/2009                                            631,296
      52,261 6.50%, 4/1/2009                                             52,745
     263,034 6.50%, 6/1/2009                                            265,467
     284,367 6.50%, 7/1/2010                                            287,236
  10,000,000 Discount Note, 6/12/1998                                 9,983,300
   8,000,000 Discount Note, 6/18/1998                                 7,979,360
                                                                   ------------
             Total                                                   19,460,143
                                                                   ------------
             FEDERAL NATIONAL MORTGAGE ASSOCIATION--11.1%
     871,440 6.00%, 12/1/2010                                           861,906
   1,484,411 6.00%, 4/1/2011                                          1,468,171
   6,080,775 6.00%, 12/1/2012                                         6,008,535
   6,000,000 6.57%, 8/22/2007                                         6,253,140

  Principal
   Amount
  or Shares                                                         Value
-----------------------------------------------------------------------------
 Mortgage Backed Securities--continued
             FEDERAL NATIONAL MORTGAGE ASSOCIATION--CONTINUED
 $   131,260 7.50%, 4/1/2007                                     $    134,836
     732,540 7.50%, 9/1/2022                                          754,509
     249,596 8.00%, 6/1/2022                                          259,969
     223,850 8.00%, 1/1/2023                                          233,015
      23,276 8.50%, 8/1/2016                                           24,581
      37,125 8.50%, 6/1/2024                                           38,830
     452,317 8.50%, 7/1/2024                                          473,232
      18,269 8.50%, 10/1/2024                                          19,108
     467,958 8.50%, 12/1/2024                                         489,451
  15,500,000 Discount Note, 6/12/1998                              15,474,115
   1,500,000 Discount Note, 6/15/1998                               1,496,820
  10,000,000 Discount Note, 6/17/1998                               9,975,800
                                                                 ------------
             Total                                                 43,966,018
                                                                 ------------
             GOVERNMENT NATIONAL MORTGAGE ASSOCIATION--2.9%
     953,641 6.50%, 10/15/2008                                        965,562
     989,960 6.50%, 12/15/2012                                      1,000,473
     998,621 6.50%, 2/15/2013                                       1,009,226
     997,438 6.50%, 2/15/2013                                       1,008,031
     987,950 6.50%, 2/15/2013                                         998,442
   2,434,171 6.50%, 4/15/2024                                       2,431,883
     674,493 7.00%, 5/15/2023                                         686,296
   1,486,408 7.00%, 8/15/2023                                       1,512,420
     343,301 7.00%, 8/15/2023                                         349,309
     870,187 7.00%, 12/20/2025                                        882,700
     352,809 7.50%, 3/15/2023                                         364,272
                                                                 ------------
             Total                                                 11,208,614
                                                                 ------------
             Total Mortgage Backed Securities (identified cost
             $79,035,326)                                          79,472,570
                                                                 ------------
 Open End Investment Companies--1.2%
      29,000 Blackrock 1998 Term Trust, Inc.                          284,563
     233,301 Blackrock 2001 Term Trust, Inc.                        2,012,221
     164,200 Blackrock Strategic Term Trust, Inc.                   1,416,225
      97,211 Blackrock Target Term Trust                              917,429
                                                                 ------------
             Total Open Ended Investment Companies (identified
             cost $4,595,966) (at net asset value)                  4,630,438
                                                                 ------------
 U.S. Treasury Obligations--16.4%
             U.S. TREASURY BILL--0.6%
   2,250,000 6/18/1998                                              2,245,163
                                                                 ------------

(See Notes to Portfolios of Investments)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                             Wachovia Balanced Fund

  Principal
   Amount                                                          Value
----------------------------------------------------------------------------
 U.S. Treasury Obligations--continued
             U.S. TREASURY BOND--4.7%
 $16,124,000 7.125%, 2/15/2023                                  $ 18,655,952
                                                                ------------
             U.S. TREASURY NOTES--11.1%
   1,305,000 5.50%, 1/31/2003                                      1,299,702
   1,475,000 5.75%, 8/15/2003                                      1,485,605
   1,750,000 5.875%, 11/30/2001                                    1,764,490
   4,200,000 6.50%, 10/15/2006                                     4,424,448
     250,000 6.50%, 5/15/2005                                        262,423
  11,125,000 6.875%, 8/31/1999                                    11,298,773
  19,340,000 7.25%, 8/15/2004                                     20,968,815
   2,530,000 8.00%, 5/15/2001                                      2,694,045
                                                                ------------
             Total                                                44,198,301
                                                                ------------
             Total U.S. Treasury Obligations (identified cost
             $64,958,046)                                         65,099,416
                                                                ------------

  Principal
   Amount                                                          Value
----------------------------------------------------------------------------
 (a) Repurchase Agreement--4.2%
 $16,770,056 Goldman Sachs Group, LP, 5.50%, dated 5/29/1998,
             due 6/1/1998 (at amortized cost)                   $ 16,770,056
                                                                ------------
             Total Investments (identified cost $365,189,219)   $395,182,776
                                                                ------------

(See Notes to Portfolios of Investments)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                           Wachovia Fixed Income Fund
                            Portfolio of Investments

                            May 31, 1998 (unaudited)

  Principal
   Amount                                                             Value
-------------------------------------------------------------------------------
 Asset-Backed Securities--5.5%
             FINANCE--5.5%
 $ 3,575,000 American Express Credit Account Master Trust 1997-
             1, Class A, 6.40%, 4/15/2005                          $  3,636,419
   3,975,000 Chase Credit Card Master Trust, Class A, 6.30%,
             4/15/2003                                                4,007,277
   2,300,000 Circuit City Credit Card Master Trust 1995-1, Class
             A, 6.375%, 8/15/2005                                     2,328,704
   1,885,000 First USA Credit Card Master Trust 1997-6, Class A,
             6.42%, 3/15/2005                                         1,917,384
                                                                   ------------
             Total Asset-Backed Securities (identified cost
             $11,754,601)                                            11,889,784
                                                                   ------------
 Collateralized Mortgage Obligations--3.1%
             FINANCE--3.1%
   1,275,000 Deutsche Mortgage and Asset Receiving Corp., Series 1998-C1, Class
             D, 7.23099995%, 6/15/2031 1,290,147
  14,200,000 Deutsche Mortgage and Asset Receiving Corp., Series 1998-C1, Class
             X, 1.254%, 6/15/2031 1,000,106
   2,400,000 Federal National Mortgage Association, Series 1994- 1, Class L,
             6.50%, 1/25/2014 2,443,488
   2,000,000 Nomura Asset Securities Corp. 1998-D6, Series 1998-
             D6, Class A3, 6.97908%, 3/17/2028                        2,057,500
                                                                   ------------
             Total Collateralized Mortgage Obligations
             (identified cost $6,776,942)                             6,791,241
                                                                   ------------
 Corporate Bonds--37.4%
             CHEMICAL & ALLIED PRODUCTS-- 0.5%
   1,000,000 Du Pont (E.I.) de Nemours & Co., Unsecd. Note,
             Series G, 6.47%, 9/26/2002                               1,020,960
                                                                   ------------
             FINANCE--28.1%
   2,135,000 Abbey National Bank PLC, London, Sub., 6.69%,
             10/17/2005                                               2,184,489
   3,000,000 Associates Corp. of North America, Medium Term
             Note, 6.00%, 3/15/1999                                   3,003,240

  Principal
   Amount                                                             Value
-------------------------------------------------------------------------------
 Corporate Bonds--continued
             FINANCE--CONTINUED
 $ 3,000,000 Bankers Trust New York Corp., Sr. Note, 6.75%,
             10/3/2001                                             $  3,053,070
   1,880,000 Bankers Trust New York Corp., Sub. Note, 7.375%,
             5/1/2008                                                 1,990,431
   1,275,000 Bear Stearns Cos., Inc., Sr. Note, 6.50%, 8/1/2002       1,285,761
     850,000 Beneficial Corp., Unsecd. Note, Series C, 10.00%,
             1/12/2001                                                  929,016
   2,000,000 Caterpillar Financial Services Corp., Note, 6.50%,
             2/1/2002                                                 2,029,528
     755,000 First Union Corp., Sub. Note, 6.824%, 8/1/2026             828,409
   2,700,000 Ford Motor Credit Corp., Note, 7.25%, 5/15/1999          2,732,859
   2,000,000 Hanson Overseas B.V., Sr. Note, 6.75%, 9/15/2005         2,048,340
   1,500,000 Household Finance Corp., Sr. Note, 6.23%, 2/16/1999      1,502,640
   3,750,000 IBM Credit Corp., Sr. Note, 5.79%, 3/20/2010             3,744,863
   2,000,000 Ikon Capital, Inc., Note, 6.33%, 12/8/2000               2,007,750
   2,000,000 Inter-American Development Bank, Deb., 8.875%,
             6/1/2009                                                 2,447,760
   1,915,000 International Lease Finance Corp., Note, 6.97%,
             1/10/2001                                                1,957,808
   2,135,000 Landeskreditbank B-W, Sub. Note, 7.875%, 4/15/2004       2,326,083
   2,665,000 Lehman Brothers Holdings, Inc., Note, 6.90%,
             3/30/2001                                                2,718,324
   1,000,000 Lehman Brothers Holdings, Inc., Sr. Note, 8.75%,
             3/15/2005                                                1,124,970
   2,835,000 Mellon Capital I, Company Guarantee, Series A,
             7.72%, 12/1/2026                                         2,999,884
   1,375,000 Mercantile Bancorporation, Inc., 6.80%, 6/15/2001        1,389,726
   2,000,000 Merrill Lynch & Co., Inc., Bond, 6.75%, 6/1/2028         1,997,460
     500,000 Merrill Lynch & Co., Inc., Medium Term Note, 8.00%,
             5/20/2008                                                  491,795
   2,100,000 Merrill Lynch & Co., Inc., Note, 6.18%, 4/20/2004        2,103,549

(See Notes to Portfolios of Investments)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                           Wachovia Fixed Income Fund

  Principal
   Amount                                                             Value
-------------------------------------------------------------------------------
 Corporate Bonds--continued
             FINANCE--CONTINUED
 $ 2,000,000 Merrill Lynch & Co., Inc., Sr. Note, Series B,
             6.80%, 4/26/2001                                      $  2,043,460
   1,100,000 Metropolitan Life Ltd., 7.00%, 11/1/2005                 1,135,079
   2,090,000 Morgan Stanley Group, Inc., Note, 6.875%, 3/1/2007       2,161,290
   2,000,000 Norwest Financial, Inc., Note, 6.375%, 12/1/2007         2,020,760
   2,100,000 Salomon, Inc., Note, 6.375%, 10/1/2004                   2,113,858
   2,200,000 Union Planters Corp., Sub. Note, 6.50%, 3/15/2018        2,201,562
   2,615,000 World Bank, Note, 5.00%, 11/28/2000                      2,571,852
                                                                   ------------
             Total                                                   61,145,616
                                                                   ------------
             FOOD PRODUCTS--2.0%
   4,250,000 Heinz (H.J.) Co., Sr. Unsub., 7.50%, 4/26/2000           4,356,250
                                                                   ------------
             MACHINERY & EQUIPMENT--3.1%
   4,000,000 Baker Hughes, Inc., Note, 7.625%, 2/15/1999              4,044,120
   2,670,000 Ingersoll-Rand Co., Note, 6.13%, 11/18/2027              2,724,436
                                                                   ------------
             Total                                                    6,768,556
                                                                   ------------
             PRODUCER MANUFACTURING--1.1%
     240,000 Armstrong World Industries, Inc., Deb., 9.75%,
             4/15/2008                                                  298,949
   2,038,000 U.S.G. Corp., Deb., 8.75%, 3/1/2017                      2,116,137
                                                                   ------------
             Total                                                    2,415,086
                                                                   ------------
             RETAIL TRADE--0.7%
   1,405,000 Penney (J.C.) Co., Inc., Note, 7.60%, 4/1/2007           1,516,346
                                                                   ------------
             UTILITIES--1.9%
   3,000,000 National Fuel Gas Co., Note, 6.303%, 5/27/2008           3,014,430
   1,135,000 Ontario Hydro, Sr. Note, 6.10%, 1/30/2008                1,134,194
                                                                   ------------
             Total                                                    4,148,624
                                                                   ------------
             Total Corporate Bonds (identified cost $80,300,460)     81,371,438
                                                                   ------------

  Principal
   Amount                                                          Value
----------------------------------------------------------------------------
 Foreign Bonds--0.9%
             FINANCE--0.9%
 $ 1,000,000 Israel AID, 5.625%, 9/15/2003                      $    995,000
   1,005,000 Province of Manitoba, Local Gov't. Guarantee,
             9.00%, 12/15/2000                                     1,074,797
                                                                ------------
             Total Foreign Bonds (identified cost $2,032,808)      2,069,797
                                                                ------------
 U.S. Government Agencies--21.4%
             FEDERAL HOME LOAN MORTGAGE CORPORATION--1.8%
       2,921 12.50%, 2/1/2010                                          3,381
       6,957 12.50%, 7/1/2011                                          8,100
       3,957 12.50%, 3/1/2014                                          4,650
       2,136 11.00%, 10/1/2010                                         2,388
      13,926 11.00%, 10/1/2015                                        15,625
      23,297 9.50%, 7/1/2016                                          24,978
         758 9.50%, 2/1/2019                                             814
       1,923 9.50%, 2/1/2019                                           2,065
       7,433 9.00%, 5/15/2016                                          8,042
          50 9.00%, 9/1/2017                                              54
       1,157 9.00%, 1/1/2019                                           1,235
       1,533 9.00%, 1/1/2019                                           1,638
       5,688 8.50%, 7/1/2017                                           6,019
       1,084 8.50%, 8/1/2017                                           1,147
      18,881 8.00%, 1/1/2008                                          19,641
      14,716 8.00%, 12/1/2008                                         15,221
         787 8.00%, 1/1/2009                                             817
       8,144 8.00%, 2/1/2009                                           8,424
      36,074 8.00%, 4/1/2009                                          37,426
       1,775 8.00%, 7/1/2017                                           1,867
       2,488 8.00%, 1/1/2019                                           2,616
      47,256 7.50%, 9/1/2007                                          48,827
     131,694 7.50%, 2/1/2023                                         135,521
     100,794 7.50%, 2/1/2023                                         103,723
     164,046 7.50%, 2/1/2023                                         168,813
     153,487 7.50%, 2/1/2023                                         157,947
     191,654 7.50%, 2/1/2023                                         197,223
     604,540 7.00%, 11/15/2007                                       618,801
     637,522 6.50%, 4/1/2009                                         643,419
   1,714,896 6.50%, 11/1/2011                                      1,733,640
                                                                ------------
             Total                                                 3,974,062
                                                                ------------
             FEDERAL NATIONAL MORTGAGE ASSOCIATION--15.1%
         194 12.50%, 9/1/2013                                            224
       1,515 9.50%, 7/1/2016                                           1,628
         711 9.50%, 7/1/2016                                             768

(See Notes to Portfolios of Investments)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                           Wachovia Fixed Income Fund

  Principal
   Amount                                                          Value
----------------------------------------------------------------------------
 U.S. Government Agencies--continued
             FEDERAL NATIONAL MORTGAGE ASSOCIATION--CONTINUED
 $       197 9.50%, 7/1/2016                                    $        212
         318 9.00%, 1/1/2017                                             341
         439 8.50%, 2/1/2017                                             463
         511 8.50%, 2/1/2019                                             539
       3,223 8.00%, 11/1/2008                                          3,363
       6,914 8.00%, 1/1/2009                                           7,213
      27,568 8.00%, 9/1/2009                                          28,878
     330,851 7.50%, 1/1/2023                                         341,283
     166,965 7.50%, 1/1/2023                                         171,869
     181,391 7.50%, 1/1/2023                                         186,830
   1,436,082 7.50%, 5/1/2026                                       1,476,321
   3,025,000 7.00%, 4/1/2028                                       3,067,532
   3,151,757 6.50%, 9/1/2012                                       3,169,470
   3,538,477 6.50%, 9/1/2012                                       3,558,363
   2,997,632 6.29%, 4/1/2008                                       2,984,052
   1,996,478 6.10%, 3/1/2008                                       1,990,249
   1,322,843 6.00%, 1/1/2009                                       1,313,742
   1,663,845 6.00%, 4/1/2011                                       1,645,642
   8,415,004 6.00%, 4/1/2013                                       8,315,034
   4,550,000 5.625%, 3/15/2001                                     4,539,353
                                                                ------------
             Total                                                32,803,369
                                                                ------------
             GOVERNMENT NATIONAL MORTGAGE ASSOCIATION--4.5%
       8,357 12.25%, 8/15/2013                                         9,440
       4,279 12.25%, 5/15/2014                                         4,845
       5,966 11.00%, 9/15/2015                                         6,743
       6,826 11.00%, 9/15/2015                                         7,672
       1,041 11.00%, 11/15/2015                                        1,177
         111 11.00%, 11/15/2015                                          126
       2,173 10.50%, 10/15/2000                                        2,250
       1,297 10.50%, 11/15/2000                                        1,343
         600 10.50%, 11/15/2000                                          621
       5,915 10.50%, 7/15/2017                                         6,592
      10,309 10.50%, 8/15/2017                                        11,475
       1,666 10.50%, 8/15/2017                                         1,843
         522 9.50%, 6/15/2001                                            535
       2,158 9.50%, 5/15/2016                                          2,343
      11,173 9.50%, 5/15/2016                                         12,130
       1,278 9.50%, 5/15/2016                                          1,387
      46,502 9.50%, 6/15/2016                                         50,483
       8,899 9.50%, 7/15/2016                                          9,661
       2,853 9.50%, 7/15/2016                                          3,097
     141,859 9.50%, 12/15/2016                                       154,003
      16,377 9.50%, 9/15/2017                                         17,771
      12,447 9.50%, 10/15/2017                                        13,509

 Principal
   Amount                                                            Value
-----------------------------------------------------------------------------
 U.S. Government Agencies--continued
            GOVERNMENT NATIONAL MORTGAGE ASSOCIATION--CONTINUED
 $    2,743 9.50%, 7/15/2018                                      $     2,975
        407 9.50%, 2/15/2019                                              442
     10,967 9.50%, 4/15/2020                                           11,884
     27,648 9.50%, 4/15/2020                                           29,959
     23,284 9.50%, 4/15/2020                                           25,231
     25,145 9.50%, 6/15/2020                                           27,248
     31,793 9.50%, 9/15/2020                                           34,452
     15,576 9.50%, 10/15/2020                                          16,879
      9,757 9.50%, 10/15/2020                                          10,573
     40,862 9.50%, 10/15/2020                                          44,278
     10,104 9.50%, 11/15/2020                                          10,949
     15,138 9.50%, 11/15/2020                                          16,403
     22,323 9.00%, 5/15/2016                                           24,150
     25,612 9.00%, 5/15/2016                                           27,709
     18,328 9.00%, 6/15/2016                                           19,746
        857 9.00%, 6/15/2016                                              928
     22,587 9.00%, 6/15/2016                                           24,436
     14,551 9.00%, 7/15/2016                                           15,742
      1,589 9.00%, 8/15/2016                                            1,719
        117 9.00%, 8/15/2016                                              127
      1,066 9.00%, 9/15/2016                                            1,154
     31,336 9.00%, 9/15/2016                                           33,901
     11,246 9.00%, 9/15/2016                                           12,167
     21,080 9.00%, 9/15/2016                                           22,805
     22,560 9.00%, 9/15/2016                                           24,407
     42,927 9.00%, 10/15/2016                                          46,442
        279 9.00%, 10/15/2016                                             301
     30,949 9.00%, 10/15/2016                                          33,483
     37,667 9.00%, 11/15/2016                                          40,751
      3,551 9.00%, 12/15/2016                                           3,841
     32,344 9.00%, 1/15/2017                                           34,999
     27,044 9.00%, 1/15/2017                                           29,264
     38,645 9.00%, 1/15/2017                                           41,817
      4,477 9.00%, 1/15/2017                                            4,844
     62,680 9.00%, 1/15/2017                                           67,824
     19,757 9.00%, 5/15/2017                                           21,379
     13,228 9.00%, 6/15/2017                                           14,314
        485 9.00%, 7/15/2017                                              525
      7,946 9.00%, 4/15/2018                                            8,600
     31,663 9.00%, 5/15/2018                                           34,269
     21,060 9.00%, 6/15/2018                                           22,793
     33,364 9.00%, 10/15/2019                                          36,117
     33,245 9.00%, 11/15/2019                                          35,988
     44,990 9.00%, 12/15/2019                                          48,702
     37,361 9.00%, 1/15/2020                                           40,384
     26,403 9.00%, 11/15/2020                                          28,540

(See Notes to Portfolios of Investments)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                           Wachovia Fixed Income Fund

 Principal
   Amount                                                            Value
------------------------------------------------------------------------------
 U.S. Government Agencies--continued
            GOVERNMENT NATIONAL MORTGAGE ASSOCIATION--CONTINUED
 $   36,879 9.00%, 1/15/2021                                      $     39,806
     33,763 9.00%, 1/15/2021                                            36,443
     47,765 9.00%, 1/15/2021                                            51,556
     68,601 9.00%, 1/15/2021                                            74,045
     21,688 9.00%, 1/15/2021                                            23,409
     18,186 8.50%, 5/15/2016                                            19,421
     91,076 8.50%, 6/15/2016                                            97,252
     34,083 8.50%, 6/15/2016                                            36,395
      9,914 8.50%, 6/15/2016                                            10,586
     22,029 8.50%, 7/15/2016                                            23,524
      5,011 8.50%, 6/15/2017                                             5,345
      2,017 8.50%, 9/15/2017                                             2,152
     39,847 8.50%, 5/15/2021                                            42,324
     14,560 8.50%, 9/15/2021                                            15,465
     74,550 8.50%, 11/15/2021                                           79,186
     20,700 8.50%, 11/15/2021                                           21,987
     39,570 8.50%, 11/15/2021                                           42,031
     60,375 8.50%, 12/15/2021                                           64,129
     12,520 8.50%, 4/15/2022                                            13,259
     91,252 8.50%, 5/15/2022                                            96,641
     44,016 8.50%, 6/15/2022                                            46,615
     15,191 8.00%, 2/15/2017                                            15,991
      9,726 8.00%, 6/15/2017                                            10,238
     99,437 8.00%, 4/15/2022                                           103,818
    285,640 8.00%, 5/15/2022                                           298,226
     99,494 8.00%, 9/15/2022                                           103,878
    136,833 8.00%, 9/15/2022                                           142,861
    143,227 7.50%, 2/15/2022                                           147,926
    128,412 7.50%, 2/15/2022                                           132,625
    175,447 7.50%, 8/15/2022                                           181,203
    150,387 7.50%, 10/15/2022                                          155,322
    144,775 7.50%, 11/15/2022                                          149,525
    186,910 7.50%, 12/15/2022                                          193,042
     95,378 7.50%, 12/15/2022                                           98,508
    145,474 7.50%, 12/15/2022                                          150,247
    160,439 7.50%, 12/15/2022                                          165,703
    139,537 7.50%, 2/15/2023                                           144,070
    123,964 7.50%, 2/15/2023                                           127,992
     75,835 7.50%, 3/15/2023                                            78,299
    984,258 7.50%, 1/15/2024                                         1,015,321
    732,105 7.00%, 6/15/2023                                           744,917
  1,331,494 6.50%, 5/15/2009                                         1,349,802
    835,794 6.50%, 5/15/2011                                           847,804
  1,267,377 6.00%, 5/15/2009                                         1,264,995
                                                                  ------------
            Total                                                    9,818,371
                                                                  ------------
            Total U.S. Government Agencies (identified cost
            $46,210,633)                                            46,595,802
                                                                  ------------

  Principal
   Amount
  or Shares                                                           Value
-------------------------------------------------------------------------------
 U.S. Treasury Obligations--21.6%
             U.S. TREASURY BONDS--12.8%
 $ 7,050,000 6.00%, 2/15/2026                                      $  7,155,750
  13,470,000 6.75%, 8/15/2026                                        20,631,544
                                                                   ------------
             Total                                                   27,787,294
                                                                   ------------
             U.S. TREASURY NOTES--8.8%
     550,000 5.375%, 2/15/2001                                          547,338
     740,000 5.50%, 1/31/2003                                           736,996
   4,175,000 5.75%, 4/30/2003                                         4,203,682
   1,630,000 5.75%, 8/15/2003                                         1,641,720
   1,000,000 5.875%, 11/15/2005                                       1,012,810
   2,000,000 5.875%, 2/15/2004                                        2,027,500
   1,340,000 6.00%, 6/30/1999                                         1,346,486
   1,255,000 6.25%, 8/31/2002                                         1,284,216
   1,150,000 6.50%, 5/15/2005                                         1,207,144
     500,000 6.50%, 8/15/2005                                           524,845
   2,000,000 6.625%, 6/30/2001                                        2,057,180
   2,355,000 7.50%, 2/15/2005                                         2,596,388
                                                                   ------------
             Total                                                   19,186,305
                                                                   ------------
             Total U.S. Treasury Obligations (identified cost
             $45,919,535)                                            46,973,599
                                                                   ------------
             OPEN END INVESTMENT COMPANIES--7.3%
     153,200 2002 Target Term Trust, Inc.                             2,135,225
     280,600 Blackrock 1998 Term Trust, Inc.                          2,753,387
      46,700 Blackrock 1999 Term Trust                                  446,569
     357,200 Blackrock 2001 Term Trust, Inc.                          3,080,850
     387,800 Blackrock Strategic Term Trust, Inc.                     3,344,775
     442,000 Blackrock Target Term Trust                              4,171,375
                                                                   ------------
             Total Open Ended Investment Companies (at net asset
             value) (identified cost $15,626,440)                    15,932,181
                                                                   ------------
 (a) Repurchase Agreement--6.3%
 $13,651,247 Goldman Sachs Group, LP, 5.50%, dated 5/29/1998,
             due 6/1/1998 (at amortized cost)                        13,651,247
                                                                   ------------
             Total Investments (identified cost $222,272,666)      $225,275,089
                                                                   ------------

(See Notes to Portfolios of Investments)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                    Wachovia Intermediate Fixed Income Fund
                            Portfolio of Investments

                            May 31, 1998 (unaudited)

  Principal
   Amount                                                              Value
-------------------------------------------------------------------------------
 Corporate Bonds--35.7%
             BASIC MATERIALS--1.1%
 $ 1,000,000 Monsanto Co., Note, 6.00%, 7/1/2000                    $ 1,002,410
                                                                    -----------
             CAPITAL GOODS--1.1%
   1,000,000 Deere (John) Capital Corp., Note, 6.30%, 6/1/1999        1,003,510
                                                                    -----------
             CONSUMER CYCLICAL--1.1%
   1,000,000 Ford Motor Co., Note, 7.25%, 10/1/2008                   1,070,540
                                                                    -----------
             CONSUMER NON-DURABLES--1.1%
   1,000,000 Philip Morris Cos., Inc., 7.65%, 7/1/2008                1,065,820
                                                                    -----------
             FINANCE--15.0%
   1,000,000 BankBoston, N.A., Sub. Note, 6.50%, 12/19/2007           1,000,360
   1,000,000 CIGNA Corp., Note, 7.40%, 5/15/2007                      1,059,710
     500,000 Ford Motor Credit Corp., Unsecd. Note, 5.625%,
             1/15/1999                                                  498,855
   2,350,000 Ford Motor Credit Corp., Unsecd. Note, 6.25%,
             11/8/2000                                                2,364,006
   1,000,000 J.P. Morgan & Co., Inc., Sub. Note, 6.70%, 11/1/2007     1,023,120
   1,000,000 J.P. Morgan & Co., Inc., Sub. Note, 7.625%,
             9/15/2004                                                1,073,390
   1,000,000 Lehman Brothers Holdings, Inc., Note, 6.89%,
             10/10/2000                                               1,017,040
   1,000,000 Lehman Brothers Holdings, Inc., Note, 7.375%,
             5/15/2004                                                1,048,860
   1,000,000 Morgan Guaranty Trust Co., New York, 5.75%,
             10/8/1999                                                  996,790
   1,000,000 Pitney Bowes Credit Corp., Medium Term Note, 6.78%,
             7/16/2001                                                1,026,560
   1,000,000 Sears Roebuck Acceptance Corp., 6.95%, 5/15/2002         1,026,100
   1,000,000 State Street Boston Corp., 5.95%, 9/15/2003                991,260
   1,000,000 Union Planters Corp., Sub. Note, 6.50%, 3/15/2018        1,000,710
                                                                    -----------
             Total                                                   14,126,761
                                                                    -----------

  Principal
   Amount                                                             Value
------------------------------------------------------------------------------
 Corporate Bonds--continued
             FINANCIAL SERVICES--8.1%
 $ 1,000,000 Donaldson, Lufkin and Jenrette Securities Corp.,
             Note, 6.875%, 11/1/2005                               $ 1,025,330
     500,000 Household International, Inc., Sr. Note, 6.00%,
             3/15/1999                                                 500,530
   1,000,000 Merrill Lynch & Co., Inc., Note, 6.00%, 2/12/2003         995,400
   1,000,000 Merrill Lynch & Co., Inc., Note, 6.55%, 8/1/2004        1,019,920
   1,000,000 PaineWebber Group, Inc., Sr. Note, 6.75%, 2/1/2006      1,011,270
   1,000,000 Salomon, Inc., Note, 6.625%, 11/15/2003                 1,015,950
   1,000,000 Salomon, Inc., Sr. Note, 6.25%, 10/1/1999               1,003,070
   1,000,000 Salomon, Inc., Sr. Note, 7.30%, 5/15/2002               1,038,860
                                                                   -----------
             Total                                                   7,610,330
                                                                   -----------
             FOOD PRODUCTS--1.1%
   1,000,000 Heinz (H.J.) Co., Unsecd. Note, 6.75%, 10/15/1999       1,011,660
                                                                   -----------
             HEALTHCARE--1.1%
   1,000,000 Bristol-Myers Squibb Co., Deb., 6.80%, 11/15/2026       1,062,250
                                                                   -----------
             RECREATION--2.8%
   2,500,000 Disney (Walt) Co., Bond, Series B, 6.75%, 3/30/2006     2,604,275
                                                                   -----------
             RETAIL--1.0%
   1,000,000 Wal-Mart Stores, Inc., Note, 5.875%, 10/15/2005           992,060
                                                                   -----------
             TRANSPORTATION--2.2%
   1,000,000 Burlington Northern, Inc., Equip. Trust, 7.46%,
             9/24/2011                                               1,098,000
   1,000,000 CSX Corp., Deb., 7.05%, 5/1/2002                        1,024,010
                                                                   -----------
             Total                                                   2,122,010
                                                                   -----------
             Total Corporate Bonds (identified cost $32,848,981)    33,671,626
                                                                   -----------

(See Notes to Portfolios of Investments)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                    Wachovia Intermediate Fixed Income Fund

  Principal
   Amount                                                         Value
--------------------------------------------------------------------------
 U.S. Government Agencies--5.2%
             FEDERAL FARM CREDIT BANK--1.1%
 $ 1,000,000 8.65%, 10/1/1999                                  $ 1,037,030
                                                               -----------
             FEDERAL NATIONAL MORTGAGE ASSOCIATION--4.1%
   1,000,000 8.70%, 6/10/1999                                    1,029,220
     150,000 6.55%, 9/12/2005                                      155,789
   2,625,000 6.35%, 6/10/2005                                    2,691,859
                                                               -----------
             Total                                               3,876,868
                                                               -----------
             Total U.S. Government Agencies (identified cost
             $4,828,168)                                         4,913,898
                                                               -----------
 U.S. Treasury Obligations--51.1%
             U.S. TREASURY BONDS--25.6%
  15,000,000 6.625%, 2/15/2027                                   2,829,900
   6,000,000 6.625%, 2/15/2027                                   6,615,000
   2,100,000 7.125%, 2/15/2023                                   2,429,763
   3,000,000 7.25%, 5/15/2016                                    3,453,750
   6,400,000 7.50%, 11/15/2024                                   7,760,000
   1,000,000 7.50%, 5/15/2002                                    1,065,940
                                                               -----------
             Total                                              24,154,353
                                                               -----------

  Principal
   Amount                                                              Value
-------------------------------------------------------------------------------
 U.S. Treasury Obligations--continued
             U.S. TREASURY NOTES--25.5%
 $ 1,000,000 6.125%, 8/15/2007                                      $ 1,031,870
   1,000,000 6.625%, 4/30/2002                                        1,034,690
   1,000,000 7.125%, 2/29/2000                                        1,025,620
   1,500,000 7.50%, 11/15/2001                                        1,587,885
   2,300,000 7.75%, 1/31/2000                                         2,378,338
   2,500,000 7.75%, 11/30/1999                                        2,577,350
   3,100,000 7.875%, 11/15/2004                                       3,470,542
   1,000,000 7.875%, 8/15/2001                                        1,065,620
   9,500,000 9.125%, 5/15/1999                                        9,810,270
                                                                    -----------
             Total                                                   23,982,185
                                                                    -----------
             Total U.S. Treasury Obligations (identified cost
             $44,358,552)                                            48,136,538
                                                                    -----------
 (a) Repurchase Agreement--7.0%
   6,554,398 Goldman Sachs Group, LP, 5.50%, dated 5/29/1998, due
             6/1/1998 (at amortized cost)                             6,554,398
                                                                    -----------
             Total Investments (identified cost $88,590,099)        $93,276,460
                                                                    -----------

(See Notes to Portfolios of Investments)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                     Wachovia Short Term Fixed Income Fund
                            Portfolio of Investments

                            May 31, 1998 (unaudited)

  Principal
   Amount                                                             Value
-------------------------------------------------------------------------------
 Corporate Bonds--52.1%
             BANKING & FINANCE--2.5%
 $ 2,500,000 NationsBank Corp., 5.75%, 3/15/2001                   $  2,485,075
                                                                   ------------
             CONSUMER NON-DURABLES--2.5%
   2,500,000 Walt Disney Co., 6.25%, 6/21/1999                        2,505,850
                                                                   ------------
             FINANCE--28.0%
   3,000,000 Associates Corp. of North America, 6.00%, 3/15/1999      3,003,240
   2,500,000 Banc One Corp., 6.25%, 9/1/2000                          2,522,850
   1,000,000 First National Bank of Chicago, 7.00%, 5/8/2000          1,014,100
   4,000,000 General Electric Capital Corp. Floating Rate Note,
             6.66%                                                    4,050,080
   2,500,000 General Motors Acceptance Corp., 5.63%, 2/25/2000        2,479,500
   3,500,000 Household Finance Corp., 6.81%, 5/25/2000                3,545,591
   2,750,000 Lehman Brothers Holdings, Inc., 6.70%, 1/24/2000         2,775,218
   1,000,000 Morgan Stanley Group, Inc., 5.625%, 3/1/1999               997,500
   2,000,000 Norwest Corp., 6.25%, 4/15/1999                          2,007,520
   2,000,000 Norwest Corp., 6.75%, 5/12/2000                          2,030,680
   4,000,000 Sears Roebuck Acceptance Corp., 6.19%, 2/15/2000         4,004,648
                                                                   ------------
             Total                                                   28,430,927
                                                                   ------------
             FINANCIAL SERVICES--4.0%
   4,000,000 Merrill Lynch & Co., Inc., 6.02%, 5/11/2001              3,999,908
                                                                   ------------
             FOOD PRODUCTS--3.0%
   3,000,000 Heinz (H.J.) Co., 7.50%, 4/26/2000                       3,075,000
                                                                   ------------
             HEALTH SERVICES--2.5%
   2,500,000 McKesson Corp., 6.60%, 3/1/2000                          2,526,750
                                                                   ------------
             HEALTH TECHNOLOGY--2.5%
   2,500,000 American Home Products Corp., 7.70%, 2/15/2000           2,570,875
                                                                   ------------

  Principal
   Amount
  or Shares                                                           Value
-------------------------------------------------------------------------------
 Corporate Bonds--continued
             TELECOMMUNICATIONS--5.1%
 $ 5,000,000 AT&T Corp., 8.25%, 1/11/2000                          $  5,171,850
                                                                   ------------
             UTILITIES-ELECTRIC--2.0%
   2,000,000 Kansas City Power And Light Co., 6.37%, 10/15/1999       2,010,400
                                                                   ------------
             Total Corporate Bonds (identified cost $52,636,410)     52,776,635
                                                                   ------------
 U.S. Government Agencies--8.8%
             FEDERAL NATIONAL MORTGAGE ASSOCIATION--8.8%
   5,600,000 5.625%, 3/15/2001                                        5,586,896
             FEDERAL NATIONAL MORTGAGE ASSOCIATION--REMIC--8.8%
   3,397,713 5.85%, 7/25/2000                                         3,382,830
                                                                   ------------
             Total U.S. Government Agencies (identified cost
             $8,956,614)                                              8,969,726
                                                                   ------------
 U.S. Treasury Obligations--33.1%
             U.S. TREASURY NOTES--33.1%
   2,000,000 5.625%, 2/28/2001                                        2,003,120
  11,000,000 (e)5.75%, 4/30/2003                                     11,123,750
  20,000,000 6.25%, 8/31/2002                                        20,465,600
                                                                   ------------
             Total U.S. Treasury Obligations (identified cost
             $33,533,649)                                            33,592,470
                                                                   ------------
 Open End Investment Companies--3.4%
     285,301 Black Rock                                               2,728,191
      75,978 Blackrock 1998 Term Trust, Inc.                            745,534
                                                                   ------------
             Total Open Ended Investment Companies (at net asset
             value) (identified cost $3,385,201)                      3,473,725
                                                                   ------------
 (a) Repurchase Agreement--12.4%
  12,530,809 Goldman Sachs Group, LP, 5.500%, dated 5/29/1998,
             due 6/1/1998 (at amortized cost)                        12,530,809
                                                                   ------------
             Total Investments (identified cost $111,042,683)      $111,343,365
                                                                   ------------

(See Notes to Portfolios of Investments)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      Wachovia Georgia Municipal Bond Fund
                            Portfolio of Investments

                            May 31, 1998 (unaudited)

 Principal                                                  Credit
   Amount                                                   Rating*    Value
-------------------------------------------------------------------------------
 Long-Term Municipals--97.1%
            GEORGIA--97.1%
 $  600,000 Americus-Sumter County, GA Hospital
            Authority, Revenue Bonds, 5.125% (AMBAC INS),
            12/1/2018                                         Aaa   $   595,860
    100,000 Atlanta, GA Downtown Development Authority,
            Refunding Revenue Bonds, 6.25% (Original
            Issue Yield: 6.435%), 10/1/2016                    AA       108,635
    200,000 Atlanta, GA, GO UT (Series A), 6.125%
            (Original Issue Yield: 6.18%), 12/1/2023           AA       218,772
    510,000 Atlanta, GA, Urban Residential Finance
            Authority, Dorm Facility Revenue Refunding
            Bonds, 5.70% (Morehouse College)/(MBIA INS),
            12/1/2010                                         AAA       553,059
     80,000 Brunswick, GA, Water & Sewer Refunding
            Revenue Bonds, 6.10% (MBIA INS)/(Original
            Issue Yield: 6.27%), 10/1/2019                    AAA        92,021
    500,000 Burke County, GA Development Authority, PCR
            (Series 6), 4.375% (Georgia Power Co.)/(AMBAC
            INS), 11/1/2000                                   AAA       504,850
     75,000 Burke County, GA Development Authority, PCR
            Bonds, 7.50% (Oglethorpe Power Corp.)/(MBIA
            INS), 1/1/2003                                    AAA        81,140
     50,000 Chatham County, GA School District, GO UT,
            6.75% (MBIA INS), 8/1/2018                        AAA        56,838
    790,000 Clayton County & Clayton County, GA Water
            Authority, Revenue Refunding Bonds, 5.20%
            (MBIA INS)/(Original Issue Yield: 5.30%),
            5/1/2005                                          AAA       832,636
    100,000 Cobb County, GA Solid Waste Management
            Authority, Revenue Bonds, 6.35%, 1/1/2009         AAA       112,976

 Principal                                                  Credit
   Amount                                                   Rating*    Value
-------------------------------------------------------------------------------
 Long-Term Municipals--continued
            GEORGIA--CONTINUED
 $1,000,000 Cobb County, GA, Refunding Revenue Bonds
            (Series A), 5.20% (Original Issue Yield:
            5.25%), 7/1/2005                                   AA   $ 1,055,080
    500,000 Coweta County, GA School System, GO UT Bonds,
            5.00%, 8/1/2009                                   AA-       521,285
  1,000,000 Dalton, GA, Refunding Revenue Bonds, 5.00%
            (MBIA INS), 1/1/2004                              AAA     1,040,960
    200,000 De Kalb County, GA School District, GO UT
            Bonds (Series A), 6.25%, 7/1/2011                  AA       231,742
  1,000,000 De Kalb County, GA Water & Sewer, Refunding
            Revenue Bonds, 5.125% (Original Issue Yield:
            5.25%), 10/1/2011                                  AA     1,023,630
    500,000 De Kalb County, GA Water & Sewer, Refunding Revenue Bonds, 5.25%
            (Original Issue Yield:
            5.42%), 10/1/2023                                  AA       502,080
    150,000 De Kalb County, GA, GO UT Bonds, 5.50%
            (Original Issue Yield: 5.60%), 1/1/2016           AA+       155,426
    500,000 De Kalb County, GA, Refunding Revenue Bonds
            Series A, 5.375% (Emory University ),
            11/1/2005                                          AA       535,140
    100,000 Decatur, GA Housing Authority, Mortgage
            Refunding Revenue Bonds, 6.45% (FHA and MBIA
            INS)/(Original Issue Yield: 6.524%), 7/1/2025     AAA       104,906
    500,000 Downtown Savannah, GA, Refunding Revenue
            Bonds (Series A), 4.95% (Original Issue
            Yield: 5.05%), 1/1/2006                            AA       517,585
    120,000 Fayette County, GA School District, GO UT
            Bonds, 6.125% (Original Issue Yield: 6.30%),
            3/1/2015                                           A+       130,744

(See Notes to Portfolios of Investments)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      Wachovia Georgia Municipal Bond Fund

 Principal                                                  Credit
   Amount                                                   Rating*    Value
-------------------------------------------------------------------------------
 Long-Term Municipals--continued
            GEORGIA--CONTINUED
 $  160,000 Fayette County, GA, Water Revenue Bonds
            (Series B), 6.20% (FGIC INS)/(Original Issue
            Yield: 6.30%), 10/1/2022                          AAA   $   176,005
     60,000 Forsyth County, GA School District, GO UT
            Bonds, 6.70%, 7/1/2012                            AA-        72,122
     25,000 Fulton County, GA School District, GO UT
            Bonds, 5.60% (Original Issue Yield: 5.65%),
            1/1/2011                                           AA        26,595
    300,000 Fulton County, GA Water & Sewage System,
            Revenue Refunding Bonds, 5.625% (FGIC
            INS)/(Original Issue Yield: 5.75%), 1/1/2001      AAA       312,090
    475,000 Fulton County, GA, Water and Sewer Refunding
            Revenue Bonds, 6.25% (FGIC INS)/(Original
            Issue Yield: 6.425%), 1/1/2007                    AAA       538,356
    500,000 Fulton De Kalb, GA Hospital Authority,
            Revenue Bonds, 5.50% (MBIA INS)/(Original
            Issue Yield: 5.85%), 1/1/2012                     AAA       521,410
    400,000 Gainsville & Hall County, GA Hospital
            Authority, Revenue Anticipation Certificates,
            5.75% (Northeast GA Healthcare Project)/(MBIA
            INS)/(Original Issue Yield: 5.98%), 10/1/2017     AAA       422,136
    300,000 Georgia Medical Center Hospital Authority,
            Refunding Revenue Anticipation Certificates
            (Series C), 5.90% (Columbus Regional
            Healthcare System)/(MBIA INS)/(Original Issue
            Yield: 5.95%), 8/1/2001                           AAA       316,695
    285,000 Georgia Municipal Electric Authority,
            Electric Power Revenue Refunding Bonds
            (Series B), 6.125% (FGIC INS)/(Original Issue
            Yield: 6.30%), 1/1/2014                           AAA       307,410

 Principal                                                  Credit
   Amount                                                   Rating*    Value
-------------------------------------------------------------------------------
 Long-Term Municipals--continued
            GEORGIA--CONTINUED
 $          500,000 Georgia State HFA, Refunding Revenue SFM Bonds (Subser A-2),
            6.55% (FHA/VA mtgs GTD),
            12/1/2027                                         AA+   $   536,755
    200,000 Georgia State, GO UT Bonds (Series B), 7.20%,
            3/1/2006                                          AAA       237,686
    500,000 Georgia State, GO UT Bonds (Series D), 6.80%,
            8/1/2000                                          AAA       530,485
    200,000 Georgia State, GO UT Bonds (Series F), 6.50%,
            12/1/2007                                         AAA       233,356
    430,000 Georgia State, GO UT, 6.25%, 4/1/2007             AAA       489,731
    500,000 Georgia State, GO UT, 6.50% (Original Issue
            Yield: 6.63%), 4/1/2006                           AAA       572,865
    655,000 Gwinnett County, GA School District, Series
            A, 5.125% (Original Issue Yield: 5.35%),
            2/1/2011                                          AA+       675,312
    100,000 Gwinnett County, GA, Water & Sewage Utility
            Certificates of Participation, 8.40%,
            8/1/2001                                          AAA       112,965
  1,000,000 Henry County, GA & Henry County Water & Sewer
            Authority, Revenue Bond, 5.00% (AMBAC
            INS)/(Original Issue Yield: 5.32%), 2/1/2026      AAA       977,930
    500,000 Houston County, GA School District, GO UT
            Bond, 5.50% (MBIA INS), 3/1/2016                  AAA       510,210
    400,000 Marietta, GA Development Authority, Revenue Bonds (Series B), 5.75%
            (Life College, Inc.)/(CGIC LOC)/(Original Issue Yield:
            5.91%), 9/1/2014                                  AAA       427,480
    500,000 Meriwether County, GA School District, GO UT
            Bonds, 7.00% (FSA INS), 2/1/2007                  AAA       593,240
    400,000 Newton County School District, GA, GO UT Bonds, 5.625% (FGIC
            INS)/(Original Issue
            Yield: 5.70%), 2/1/2013                           AAA       426,540
    100,000 Peach County, GA School District, GO UT
            Bonds, 6.30% (MBIA INS)/(Original Issue
            Yield: 6.35%), 2/1/2014                           AAA       111,754

(See Notes to Portfolios of Investments)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      Wachovia Georgia Municipal Bond Fund

 Principal                                                  Credit
   Amount                                                   Rating*    Value
-------------------------------------------------------------------------------
 Long-Term Municipals--continued
            GEORGIA--CONTINUED
 $          250,000 Private Colleges & Universities Facilities of GA, Refunding
            Revenue Bonds, 5.625% (Agnes Scott College Project)/(Original Issue
            Yield:
            5.70%), 6/1/2023                                  AA-   $   261,543
    685,000 Richmond County, GA Water & Sewage, Refunding
            Revenue Bonds, 5.25% (FGIC INS)/(Original
            Issue Yield: 5.491%), 10/1/2021                   AAA       685,544
    200,000 Rockdale County, GA School District, GO UT
            Bonds, 6.30%, 1/1/2007                             A1       223,181
    300,000 Savannah, GA EDA, Revenue Bonds Weekly VRDNs
            (Georgia Kaolin Terminals, Inc.)/(Colonial
            Group, Inc. LOC)                                   NR       300,000
    150,000 Savannah, GA Resources Recovery Development
            Authority, Refunding Revenue Bonds, 5.95%
            (Savannah Energy Systems Co.), 12/1/2002           A+       159,542

 Principal
  Amount                                                    Credit
 or shares                                                  Rating*    Value
-------------------------------------------------------------------------------
 Long-Term Municipals--continued
            GEORGIA--CONTINUED
 $  335,000 Savannah, GA Resources Recovery Development
            Authority, Revenue Bonds, 6.30% (Savannah
            Energy Systems Co.), 12/1/2006                     A+   $   359,020
    110,000 Savannah, GA Water & Sewage, Revenue Bonds,
            5.10% (Original Issue Yield: 5.55%),
            12/1/2010                                         AA-       112,812
                                                                    -----------
            Long-Term Municipals (identified cost
            $19,270,236)                                             20,206,135
                                                                    -----------
 Short-Term Municipal--2.4%
            GEORGIA--2.4%
    500,000 Whitfield County, GA Residential Care
            Facility (First Union National Bank INS),
            11/1/2025 (at amortized cost)                      A+       500,000
                                                                    -----------
 Open-End Investment Company--0.0%
        550 AIM Stico Tax-Free Cash                                         550
        710 Dreyfus Tax Exempt                                              710
        516 Fidelity Tax Exempt Money Market                                516
                                                                    -----------
            Total Open-Ended Investment Companies (at net
            asset value)                                                  1,776
                                                                    -----------
            Total Investments (identified cost
            $19,770,385)                                            $20,707,911
                                                                    -----------

(See Notes to Portfolios of Investments)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                  Wachovia North Carolina Municipal Bond Fund
                            Portfolio of Investments

                            May 31, 1998 (unaudited)

 Principal                                                  Credit
   Amount                                                   Rating*    Value
-------------------------------------------------------------------------------
 Long-Term Municipal Securities--91.5%
            NORTH CAROLINA--91.5%
 $1,030,000 Buncombe County, NC, GO UT Bonds, 4.90%
            (Original Issue Yield: 5.15%), 4/1/2014            AA   $ 1,035,809
    190,000 Buncombe County, NC, GO UT Bonds, 5.20%,
            5/1/2008                                           AA       199,808
  1,400,000 Carteret County, NC, GO UT Bonds, 5.40% (MBIA
            INS)/(Original Issue Yield: 5.60%), 5/1/2015      AAA     1,463,588
  1,000,000 Centennial Authority, NC, Revenue Bonds,
            4.85% (FSA INS)/(Original Issue Yield:
            4.95%), 9/1/2009                                  AAA     1,022,060
    100,000 Charlotte, NC, GO UT Bonds, 5.70%, 2/1/2007       AAA       108,047
  1,500,000 Charlotte, NC, GO UT Refunding Bonds, 5.00%
            (Original Issue Yield: 5.05%), 2/1/2008           AAA     1,574,415
  1,250,000 Charlotte, NC, GO UT Refunding Bonds, 5.00%
            (Original Issue Yield: 5.10%), 2/1/2009           AAA     1,311,625
    840,000 Charlotte, NC, GO UT Refunding Bonds, 5.00%
            (Original Issue Yield: 5.15%), 2/1/2012           AAA       867,728
    900,000 Charlotte, NC, GO UT Water & Sewer Bonds
            (Series A), 5.30%, 4/1/2008                       AAA       959,013
    960,000 Charlotte-Mecklenburg Hospital Authority, NC,
            Health System Revenue Refunding Bonds, 5.75%
            (Original Issue Yield: 6.498%), 1/1/2012           AA     1,018,310
  1,000,000 Charlotte-Mecklenburg Hospital Authority, NC,
            Revenue Bonds, 5.60% (Original Issue Yield:
            5.70%), 1/15/2009                                  AA     1,085,090
    345,000 Concord, NC, Certificate of Particiapation,
            5.60% (MBIA INS)/(Original Issue Yield:
            5.70%), 6/1/2005                                  AAA       369,298

 Principal                                                  Credit
   Amount                                                   Rating*    Value
-------------------------------------------------------------------------------
 Long-Term Municipals--continued
            NORTH CAROLINA--CONTINUED
 $  445,000 Concord, NC, Certificate of Participation,
            5.40% (MBIA INS)/(Original Issue Yield:
            5.50%), 6/1/2003                                  AAA   $   468,469
    210,000 Cumberland County, NC Hospital Facilities,
            Revenue Bonds, 6.00% (MBIA INS)/(Original
            Issue Yield: 6.84%), 10/1/2021                    AAA       219,320
    100,000 Cumberland County, NC, Certificate of
            Participation (Series A), 6.375% (Cumberland
            County, NC Civic Center Project)/(AMBAC
            INS)/(Original Issue Yield: 6.50%), 12/1/2010     AAA       111,730
    100,000 Cumberland County, NC, GO UT, 5.70% (MBIA
            INS)/(Original Issue Yield: 5.70%), 2/1/2006      AAA       107,909
    615,000 Currituck County, NC, GO UT Bonds, 5.40%
            (MBIA INS), 4/1/2009                              AAA       657,060
    110,000 Dare County, NC, GO UT Refunding Bonds, 5.00%
            (MBIA INS), 5/1/2010                              AAA       113,772
    100,000 Durham County, NC, GO UT Bonds, 5.75%
            (Original Issue Yield: 5.95%), 2/1/2009           AAA       107,147
     50,000 Durham County, NC, GO UT Bonds, 5.80%
            (Original Issue Yield: 6.00%), 4/1/2010           AAA        54,424
  1,200,000 Durham County, NC, GO UT, 5.40%, 2/1/1999         AAA     1,213,836
     50,000 Durham, NC Water & Sewer Utility System, Revenue Bonds, 5.80%
            (Original Issue Yield:
            5.85%), 12/1/2003                                  AA        54,075
    100,000 Durham, NC, GO UT Revenue Bonds, 5.80%
            (Original Issue Yield: 5.95%), 2/1/2012           AAA       108,791
    100,000 East Carolina University, NC, Revenue Bonds,
            5.50% (Original Issue Yield: 5.60%), 5/1/2018       A       101,663

(See Notes to Portfolios of Investments)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                  Wachovia North Carolina Municipal Bond Fund

 Principal                                                  Credit
   Amount                                                   Rating*    Value
-------------------------------------------------------------------------------
 Long-Term Municipals--continued
            NORTH CAROLINA--CONTINUED
 $1,500,000 Fayetteville, NC Public Works Commission,
            Refunding Revenue Bonds, 4.75% (FGIC
            INS)/(Original Issue Yield: 5.23%), 3/1/2014      AAA   $ 1,468,935
  1,000,000 Forsyth County, NC, GO UT, 4.75%, 2/1/2005        AAA     1,030,490
    500,000 Franklin County, NC, Certificates of Participation, 6.10% (Jail &
            School Project)/(FGIC INS)/(Original Issue Yield:
            6.20%), 6/1/2003                                  AAA       542,485
    320,000 Fremont, NC Housing Development Corp., First
            Lien Revenue Refunding Bonds, 6.75% (Torhunta
            Apts)/(Federal National Mortgage Association
            COL), 7/15/2022                                   Aaa       336,906
    100,000 Gastonia, NC Combined Utilities System,
            Revenue Bonds, 6.00% (MBIA INS)/(Original
            Issue Yield: 6.10%), 5/1/2014                     AAA       109,146
    500,000 Gastonia, NC, GO UT Bonds, 5.30% (FGIC
            INS)/(Original Issue Yield: 5.40%), 6/1/2009      AAA       531,750
  1,000,000 Greensboro, NC , Certificate of Participation
            (Series A), 5.625% (Original Issue Yield:
            6.05%), 12/1/2015                                  AA     1,058,980
    105,000 Greensboro, NC , Certificates of Participation, 6.65% (Coliseum
            Arena Expansion Project)/(Original Issue Yield:
            6.70%), 12/1/2004                                  AA       114,867
  2,535,000 Greensboro, NC , GO UT Bonds, 4.70% (Original
            Issue Yield: 4.90%), 4/1/2016                     AAA     2,462,093
    100,000 Greenville, NC Combined Enterprise System,
            Revenue Bonds, 5.70% (Original Issue Yield:
            5.75%), 9/1/2006                                   A+       108,672
     75,000 Harnett County, NC, Certificates of
            Participation, 5.90% (AMBAC INS), 12/1/2000       AAA        78,453

 Principal                                                  Credit
   Amount                                                   Rating*    Value
-------------------------------------------------------------------------------
 Long-Term Municipals--continued
            NORTH CAROLINA--CONTINUED
 $  500,000 Harnett County, NC, Certificates of
            Participation, 6.20% (AMBAC INS), 12/1/2009       AAA   $   560,085
    600,000 High Point, NC, GO UT Revenue Bonds, 5.60%,
            3/1/2008                                           AA       648,714
    600,000 Lee County, NC, GO UT, 5.00% (MBIA
            INS)/(Original Issue Yield: 5.05%), 4/1/2009      AAA       625,998
    100,000 Martin County, NC IFA, PCR Bonds, 6.80%
            (Weyerhaeuser Co.), 5/1/2024                        A       111,435
    850,000 Martin County, NC IFA, Revenue Bonds, 5.65%
            (Weyerhaeuser Co.), 12/1/2023                       A       863,226
  1,705,000 Mecklenburg County, NC, GO UT Bonds, 4.80%
            (Original Issue Yield: 4.90%), 3/1/2009           AAA     1,754,871
    100,000 Mecklenburg County, NC, GO UT Bonds, 6.25%
            (United States Treasury PRF)/(Original Issue
            Yield: 6.35%), 1/1/2002 (@102)                    AAA       109,025
    100,000 Mecklenburg County, NC, GO UT Refunding
            Bonds, 5.90% (Original Issue Yield: 6.05%),
            3/1/2004                                          AAA       106,878
  3,670,000 Mecklenburg County, NC, GO UT, 4.40%
            (Original Issue Yield: 4.45%), 2/1/2011           AAA     3,586,801
  1,000,000 Mecklenburg County, NC, GO UT, 4.40%,
            2/1/2010                                          AAA       988,080
    100,000 North Carolina Educational Facilities Finance Agency, Refunding
            Revenue Bonds, 6.00% (Davidson College)/ (Original Issue Yield:
            6.20%), 12/1/2012                                 AA-       107,905
    450,000 North Carolina Educational Facilities Finance
            Agency, Revenue Bonds (Series B), 4.25% (Duke
            University)/ (Original Issue Yield: 4.30%),
            10/1/2003                                         AA+       453,186

(See Notes to Portfolios of Investments)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                  Wachovia North Carolina Municipal Bond Fund

 Principal                                                  Credit
   Amount                                                   Rating*    Value
-------------------------------------------------------------------------------
 Long-Term Municipals--continued
            NORTH CAROLINA--CONTINUED
 $1,000,000 North Carolina Educational Facilities Finance
            Agency, Revenue Bonds (Series C), 6.75% (Duke
            University)/ (Original Issue Yield: 6.769%),
            10/1/2021                                         AA+   $ 1,091,090
     20,000 North Carolina HFA, Multi-Family Refunding
            Revenue Bonds (Series B), 6.90% (FHA INS),
            7/1/2024                                           AA        21,416
     85,000 North Carolina HFA, Revenue Bonds (Series Z),
            6.60%, 9/1/2026                                    AA        90,780
    750,000 North Carolina HFA, Revenue Bonds, 6.20%,
            3/1/2018                                           AA       793,800
  2,000,000 North Carolina Medical Care Commission
            Hospital, Refunding Revenue Bonds, 5.00%
            BANs, 6/1/2013                                    AAA     2,001,780
     50,000 North Carolina Medical Care Commission
            Hospital, Refunding Revenue Bonds, 6.125%
            (Rex Hospital)/ (Original Issue Yield:
            6.219%), 6/1/2010                                  A+        55,248
  1,000,000 North Carolina Medical Care Commission
            Hospital, Revenue Bonds (Series C), 5.25%
            (Duke University Hospital)/(Original Issue
            Yield: 5.65%), 6/1/2017                            AA     1,003,890
    525,000 North Carolina Medical Care Commission
            Hospital, Revenue Bonds, 5.20% (Moore
            Regional Hospital)/(FGIC INS)/(Original Issue
            Yield: 5.30%), 10/1/2013                          AAA       531,668
  1,500,000 North Carolina Medical Care Commission
            Hospital, Revenue Bonds, 5.375% (Wake County
            Hospital Systems)/(MBIA INS)/(Original Issue
            Yield: 5.75%), 10/1/2026                          AAA     1,520,880
  1,000,000 North Carolina Medical Care Commission
            Hospital, Revenue Bonds, 7.00% (Duke
            University Hospital)/(Original Issue Yield:
            7.08%), 6/1/2021                                  Aaa     1,100,870

 Principal                                                  Credit
   Amount                                                   Rating*    Value
-------------------------------------------------------------------------------
 Long-Term Municipals--continued
            NORTH CAROLINA--CONTINUED
 $1,095,000 North Carolina Medical Care Commission
            Hospital, Revenue Refunding Bonds, 5.10%
            (Wilson Memorial Hospital)/ (AMBAC
            INS)/(Original Issue Yield: 5.25%), 11/1/2009     AAA   $ 1,141,548
  1,525,000 North Carolina Medical Care Commission
            Hospital, Revenue Refunding Bonds, 5.20%
            (Wilson Memorial Hospital)/ (AMBAC
            INS)/(Original Issue Yield: 5.35%), 11/1/2010     AAA     1,591,414
    850,000 North Carolina Medical Care Commission
            Hospital, Revenue Refunding Bonds, 7.375%
            (Presbyterian Hospital)/(United States
            Treasury PRF)/(Original Issue Yield: 7.417%),
            10/1/2000 (@102)                                  Aaa       929,985
    115,000 North Carolina Municipal Power Agency No. 1,
            Catawba Electric Revenue Refunding Bonds,
            5.90% (Original Issue Yield: 5.95%), 1/1/2003      A-       121,897
    400,000 North Carolina State, GO UT Bonds (Series A),
            4.70%, 2/1/2005                                   AAA       411,744
  1,000,000 North Carolina State, GO UT Refunding Bonds
            (Series C), 4.80% (North Carolina Prison
            Facilities)/(Original Issue Yield: 4.85%),
            3/1/2009                                          AAA     1,029,780
    575,000 Onslow County, NC, GO UT Bonds, 5.70% (MBIA
            INS)/ (Original Issue Yield: 5.85%), 3/1/2013     AAA       616,101
    635,000 Pitt County, NC, Refunding Revenue Bonds,
            5.20% (Pitt County Memorial Hospital)/
            (Original Issue Yield: 5.30%), 12/1/2008          AA-       663,823
    350,000 Raleigh, NC, Certificate Participation
            Refunding Bonds, 5.00% (Cabarrus Street
            Parking Facilities Project)/(Original Issue
            Yield: 5.10%), 12/1/2009                           AA       359,324

(See Notes to Portfolios of Investments)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                  Wachovia North Carolina Municipal Bond Fund

 Principal                                                  Credit
   Amount                                                   Rating*    Value
-------------------------------------------------------------------------------
 Long-Term Municipals--continued
            NORTH CAROLINA--CONTINUED
 $  230,000 Raleigh, NC, Certificate Participation
            Refunding Bonds, 5.10% (Cabarrus Street
            Parking Facilities Project)/(Original Issue
            Yield: 5.20%), 12/1/2010                           AA   $   236,810
    400,000 Raleigh, NC, GO UT Refunding Bonds, 6.40%,
            3/1/2006                                          AAA       432,196
    515,000 Randolph County, NC, Certificate of
            Participation, 4.25% (MBIA INS), 6/1/1999         AAA       517,446
    800,000 Randolph County, NC, Certificates of
            Participation, 4.875% (MBIA INS)/(Original
            Issue Yield: 5.05%), 6/1/2006                     AAA       825,408
    500,000 Robeson County, NC, GO UT Refunding Revenue
            Bonds, 4.90% (AMBAC INS), 2/1/2007                AAA       519,280
  1,025,000 Sanford, NC, GO UT Bonds, 4.90% (MBIA INS),
            3/1/2009                                          AAA     1,059,061
  1,115,000 Shelby, NC Housing Development Corp.,
            Mortgage Revenue Bonds, 6.10% (Hickory Creek
            Apartments)/ (FHA INS), 2/1/2023                  AAA     1,174,073
    500,000 Wake County, NC, GO UT Refunding Bonds, 4.60%
            (Original Issue Yield: 4.70%), 4/1/2004           AAA       512,320
    650,000 Wake County, NC, GO UT Refunding Bonds, 4.70%
            (Original Issue Yield: 4.80%), 4/1/2005           AAA       668,330
  1,000,000 Wake County, NC, GO UT, 4.50% (Original Issue
            Yield: 4.62%), 3/1/2009                           AAA     1,005,030

 Principal
   Amount                                                   Credit
 or Shares                                                  Rating*    Value
-------------------------------------------------------------------------------
 Long-Term Municipals--continued
            NORTH CAROLINA--CONTINUED
 $  500,000 Wake County, NC, GO UT, 4.90%, 3/1/2004           AAA   $   519,770
  1,375,000 Wake County, NC, Hospital Revenue Bonds,
            5.125% (MBIA INS)/(Original Issue Yield:
            5.35%), 10/1/2026                                 AAA     1,393,387
     75,000 Wilmington, NC, GO UT Revenue Bonds, 5.60%
            (Original Issue Yield: 5.75%), 6/1/2010            A+        80,267
                                                                    -----------
            Total Long-Term Municipal Securities
            (identified cost $53,317,326)                            56,112,384
                                                                    -----------
 Short-Term Municipal Security--1.8%
            NORTH CAROLINA--1.8%
  1,100,000 Cumberland County, NC Industrial Facilities &
            Pollution Control Financing Authority,
            Revenue Bonds, 4.30% (Monsanto Co.),
            10/1/2014 (at amortized cost)                      A1     1,100,000
                                                                    -----------
 Open-End Investment Companies--5.8%
  1,234,867 AIM Stico Tax-Free Cash                                   1,234,867
  1,220,898 Dreyfus Tax Exempt Fund                                   1,220,898
  1,131,639 Fidelity Tax Exempt Money Market Fund                     1,131,639
                                                                    -----------
            Total Open-Ended Investment Companies (at net
            asset value)                                              3,587,404
                                                                    -----------
            Total Investments (identified cost
            $58,004,730)                                            $60,799,788
                                                                    -----------

(See Notes to Portfolios of Investments)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                  Wachovia South Carolina Municipal Bond Fund
                            Portfolio of Investments

                            May 31, 1998 (unaudited)

 Principal                                                 Credit
   Amount                                                  Rating*    Value
-------------------------------------------------------------------------------
 Long-Term Municipals--95.8%
            SOUTH CAROLINA--95.8%
 $  540,000 Barnwell County, SC School District No. 45,
            GO UT Refunding Bonds, 5.60% (AMBAC
            INS)/(State Aid Withholding LOC)/(Original
            Issue Yield: 5.65%), 2/1/2012                    AAA   $    572,357
    570,000 Barnwell County, SC School District No. 45,
            GO UT Refunding Bonds, 5.60% (AMBAC
            INS)/(State Aid Withholding LOC)/(Original
            Issue Yield: 5.70%), 2/1/2013                    AAA        602,159
  1,300,000 Beaufort County, SC School District, GO UT,
            4.70%, 3/1/2006                                   AA      1,332,175
    500,000 Beaufort County, SC, Certificate of
            Participation, 5.00% (Hilton Head Airport),
            7/1/2001                                          NR        512,110
    675,000 Beaufort County, SC, Certificates of
            Participation, 7.125% (AMBAC INS)/ (Original
            Issue Yield: 7.45%), 6/1/2012                    AAA        729,027
    855,000 Beaufort-Jasper, SC Water & Sewer Authority,
            Waterworks and Sewer System Revenue Bonds,
            5.90% (FGIC INS)/(Original Issue Yield:
            6.00%), 3/1/2016                                 AAA        918,356
    750,000 Berkeley County, SC, Pollution Control
            Facilities Revenue Bonds, 6.50% (South
            Carolina Electric and Gas), 10/1/2014             A-        817,658
  1,500,000 Berkeley County, SC, Water & Sewer Refunding
            Revenue Bonds , 5.50% (MBIA INS)/(Original
            Issue Yield: 5.55%), 6/1/2013                    AAA      1,560,030
  1,000,000 Camden, SC Public Utility, Revenue Refunding
            Bonds, 5.50% (MBIA INS)/(Original Issue
            Yield: 5.80%), 3/1/2022                          AAA      1,034,390

 Principal                                                 Credit
   Amount                                                  Rating*    Value
-------------------------------------------------------------------------------
 Long-Term Municipals--continued
            SOUTH CAROLINA--CONTINUED
 $1,105,000 Charleston County, SC Airport District,
            Airport System Refunding Revenue Bonds,
            4.75% (MBIA INS), 7/1/2015                       AAA   $  1,072,226
  1,900,000 Charleston, SC, Certificates of
            Participation, 5.00% (AMBAC INS)/(Original
            Issue Yield: 5.39%), 9/1/2015                    AAA      1,891,165
  1,000,000 Charleston, SC, Certificates of
            Participation, 7.10% (MBIA INS)/(United
            States Treasury PRF), 6/1/2001 (@102)            AAA      1,104,570
    250,000 Charleston, SC, GO Bonds (Series A), 6.30%,
            9/1/2005                                          AA        270,405
    400,000 Charleston, SC, Water & Sewer Refunding
            Revenue Bonds (Series A), 7.05%, 1/1/2006        AA-        404,952
  1,000,000 Charleston, SC, Water & Sewer Refunding
            Revenue Bonds, 6.00% (Original Issue Yield:
            6.242%), 1/1/2012                                AA-      1,072,060
  1,260,000 Charleston, SC, Waterworks & Sewer Refunding
            Revenue Bonds, 5.00% (MBIA INS), 1/1/2022        AAA      1,230,944
    875,000 Chester County, SC School District, GO UT ,
            6.85% (United States Treasury PRF)/(Original
            Issue Yield: 6.95%), 2/1/2012                     AA        932,505
  1,125,000 Chester County, SC School District, GO UT,
            6.85% (United States Treasury PRF)/(Original
            Issue Yield: 6.90%), 2/1/2000 (@102)              AA      1,198,935
  1,500,000 Columbia, SC Waterworks & Sewer System,
            Refunding Revenue Bonds, 5.70%, 2/1/2010          AA      1,656,915
  1,000,000 Columbia, SC, Parking Facilities Refunding
            Revenue Bonds, 5.875% (AMBAC INS)/(Original
            Issue Yield: 6.007%), 12/1/2013                  AAA      1,088,810

(See Notes to Portfolios of Investments)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                  Wachovia South Carolina Municipal Bond Fund

 Principal                                                 Credit
   Amount                                                  Rating*    Value
-------------------------------------------------------------------------------
 Long-Term Municipals--continued
            SOUTH CAROLINA--CONTINUED
 $1,065,000 Dorchester County, SC School District No.
            002, GO UT Bonds, 5.125% (FGIC
            INS)/(Original Issue Yield: 5.25%), 2/1/2012     AAA   $  1,085,618
  1,500,000 Dorchester County, SC School District No.
            002, GO UT Bonds, 5.20% (FGIC INS), 2/1/2018 AAA 1,511,775 2,250,000
  Dorchester County, SC School District No.
            002, GO UT Bonds, 5.20% (FGIC INS)/(Original
            Issue Yield: 5.35%), 2/1/2017                    AAA      2,269,080
    600,000 Dorchester County, SC School District No.
            002, GO UT Bonds, 6.65% (MBIA INS)/(United States Treasury
            PRF)/(Original Issue Yield:
            6.85%), 7/1/1999 (@102)                          AAA        630,060
    870,000 Edgefield County, SC School District, GO UT Bonds, 6.40% (FSA
            INS)/(Original Issue
            Yield: 6.60%), 2/1/2009                          AAA        962,351
  1,155,000 Fairfield County, SC School District,
            Certificates of Participation, 5.50%
            (Fairfield Primary Geiger)/(Asset Guaranty
            GTD)/(Original Issue Yield: 5.60%), 3/1/2007      AA      1,227,003
  2,000,000 Fairfield County, SC, PCR Bonds, 6.50%
            (South Carolina Electric and Gas), 9/1/2014        A      2,190,520
    500,000 Florence County, SC, Hospital Revenue Bonds,
            6.75% (Mcleod Regional Medical Center)/(FGIC
            INS)/(Original Issue Yield: 7.00%),
            11/1/2010                                        AAA        541,380
  1,500,000 Florence County, SC, Revenue Bonds, 4.75%
            (Mcleod Regional Medical Center)/(MBIA
            INS)/(Original Issue Yield: 4.75%),
            11/1/2027                                        AAA      1,398,795

 Principal                                                 Credit
   Amount                                                  Rating*    Value
-------------------------------------------------------------------------------
 Long-Term Municipals--continued
            SOUTH CAROLINA--CONTINUED
 $2,805,000 Grand Strand Water & Sewage Authority, SC,
            Revenue Refunding Bonds, 6.375% (South
            Carolina Waterworks & Sewer System)/(MBIA
            INS)/(Original Issue Yield: 6.508%),
            6/1/2012                                         AAA   $  3,283,112
    800,000 Grand Strand Water & Sewage Authority, SC,
            Waterworks & Sewer System Revenue Refunding
            Bonds, 6.00% (MBIA INS)/(Original Issue
            Yield: 6.595%), 6/1/2019                         AAA        840,848
    500,000 Greenville County, SC, Industrial Revenue
            Bonds, 7.10% (Lockheed Aeromod Center
            Incorporated Project), 11/1/2011                BBB+        541,780
  5,250,000 Greenville, SC Hospital System Facilities,
            Refunding Revenue Bonds (Series B), 5.25%
            (Original Issue Yield: 6.125%), 5/1/2023          AA      5,242,545
    600,000 Greenville, SC Hospital System Facilities,
            Refunding Revenue Bonds, 5.75% (Original
            Issue Yield: 5.95%), 5/1/2013                     AA        634,116
  1,500,000 Greenville, SC Hospital System Facilities,
            Revenue Bonds (Series B), 5.25% (Original
            Issue Yield: 6.076%), 5/1/2017                    AA      1,499,940
    760,000 Greenville, SC Hospital System Facilities,
            Revenue Bonds, 7.00% (Greenville Health
            Corporation)/(Original Issue Yield: 7.454%),
            5/1/2017*                                        AAA        817,236
  2,000,000 Greenville, SC Waterworks Revenue, Revenue
            Bonds, 5.50% (Original Issue Yield: 5.60%),
            2/1/2022                                          AA      2,063,400

(See Notes to Portfolios of Investments)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                  Wachovia South Carolina Municipal Bond Fund

 Principal                                                 Credit
   Amount                                                  Rating*    Value
-------------------------------------------------------------------------------
 Long-Term Municipals--continued
            SOUTH CAROLINA--CONTINUED
 $1,000,000 Hilton Head Island, SC Public Facilities
            Corp., Certificates of Participation, 5.40%
            (AMBAC INS)/(Original Issue Yield: 5.599%),
            3/1/2009                                         AAA   $  1,062,380
    100,000 Horry County, SC, GO UT Bonds, 7.45% (United
            States Treasury PRF), 12/1/1988 (@102)            A+        103,828
    980,000 Horry County, SC, GO UT Refunding Bonds
            (Series B), 4.65% (MBIA INS), 12/1/2005          AAA      1,001,168
  1,960,000 Lancaster County, SC School District, GO UT,
            6.50% (MBIA INS)/(Original Issue Yield:
            6.599%), 7/1/2008                                AAA      2,171,288
    655,000 Lexington & Richland Counties, SC School
            District No. 005, GO UT Bonds, 5.05% (MBIA
            INS), 3/1/2005                                   AAA        683,886
    175,000 Lexington County, SC, Revenue Bonds (Series
            C), 8.00% (J.B. White & Co. Project),
            1/1/2011                                          NR        197,964
  2,000,000 Lexington County, SC Health Services District, Inc., Refunding
            Revenue Bonds, 5.125% (Original Issue Yield: 5.50%),
            11/1/2021                                        AAA      1,963,800
  2,500,000 Lexington County, SC Health Services
            District, Inc., Revenue Bonds, 5.125% (FSA
            INS)/(Original Issue Yield: 5.53%),
            11/1/2026                                        AAA      2,450,400
    805,000 Medical University of South Carolina,
            Hospital Facilities Revenue Bonds, 5.25%
            (MBIA INS)/(Original Issue Yield: 5.25%),
            7/1/2004                                         AAA        849,525
  2,000,000 North Charleston, SC Sewer District,
            Refunding Revenue Bonds (Series A), 6.00%
            (MBIA INS)/(Original Issue Yield: 6.593%),
            7/1/2018                                         AAA      2,103,960

 Principal                                                 Credit
   Amount                                                  Rating*    Value
-------------------------------------------------------------------------------
 Long-Term Municipals--continued
            SOUTH CAROLINA--CONTINUED
 $  500,000 North Charleston, SC Sewer District, Revenue
            Bonds (Series B), 6.00% (MBIA INS)/(Original
            Issue Yield: 6.593%), 7/1/2018                   AAA   $    525,990
  1,275,000 Oconee County, SC School District, GO UT
            Bonds, 5.10% (MBIA INS)/(Original Issue
            Yield: 5.50%), 9/1/2013                          AAA      1,295,591
  2,500,000 Oconee County, SC, PCR Refunding Bonds,
            5.80% (Duke Energy Corp.), 4/1/2014              AA-      2,626,550
    590,000 Piedmont Municipal Power Agency, SC,
            Electricity Refunding Revenue Bonds, 6.85%
            (FGIC INS), 1/1/2007                             AAA        639,300
    590,000 Piedmont Municipal Power Agency, SC,
            Refunding Bonds, 5.50% (MBIA INS)/(Original
            Issue Yield: 5.60%), 1/1/2013                    AAA        635,519
    970,000 Piedmont Municipal Power Agency, SC,
            Refunding Revenue Bonds (Series A), 6.375%
            (FGIC LOC)/ (Original Issue Yield: 6.45%),
            1/1/2006                                         AAA      1,085,789
  1,000,000 Piedmont Municipal Power Agency, SC,
            Refunding Revenue Bonds, 6.50% (FGIC
            INS)/(Original Issue Yield: 6.88%),
            1/1/2011*                                        AAA      1,071,220
  1,325,000 Richland-Lexington Airport District, Airport
            & Marina Revenue Bonds, 6.125% (Columbia
            Metropolitan Airport)/(AMBAC INS)/ (Original
            Issue Yield: 6.40%), 1/1/2025                    AAA      1,406,209
    600,000 Richland County, SC Hospital Facilities,
            Revenue Bonds (Series PG-A), 7.10%
            (Community Provider Pooled Loan
            Program)/(CGIC INS), 7/1/2005                    AAA        666,168

(See Notes to Portfolios of Investments)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                  Wachovia South Carolina Municipal Bond Fund

 Principal                                                 Credit
   Amount                                                  Rating*    Value
-------------------------------------------------------------------------------
 Long-Term Municipals--continued
            SOUTH CAROLINA--CONTINUED
 $  255,000 Richland County, SC Hospital Facilities,
            Revenue Bonds, 8.125% (Sun Health-
            Orangeburg)/(Sumitomo Bank Ltd., Osaka LOC),
            10/1/2011                                         NR   $    263,354
  1,500,000 Richland County, SC School District No. 001,
            GO UT, 4.625%, 3/1/2022                           AA      1,400,460
    650,000 Richland County, SC Solid Waste Disposal
            Facilities, Revenue Bonds (Series A), 7.45%
            (Union Camp Corp. Project)/(Original Issue
            Yield: 7.513%), 4/1/2021                          A-        710,145
  1,390,000 Richland County, SC, GO UT Refunding Bonds
            (Series B), 6.25% (State Aid Withholding
            LOC), 3/1/2001                                    AA      1,471,482
    140,000 Rock Hill, SC Housing Development Corp.,
            Multi-Family Refunding Revenue Bonds, 7.50%,
            7/1/2010                                          NR        150,858
  1,000,000 South Carolina Job Development Authority,
            Revenue Bonds, 5.25% (Anderson Area Medical
            Center, Inc.)/(MBIA INS)/(Original Issue
            Yield: 5.63%), 2/1/2015                          AAA      1,012,030
    500,000 South Carolina Resources Authority, Local
            Government Program, Revenue Bonds (Series
            A), 7.00%, 6/1/2003                               A+        535,560
  1,000,000 South Carolina State Educational Assistance
            Authority, Refunding Revenue Bonds (Series
            A-3), 5.80% (Original Issue Yield: 5.90%),
            9/1/2004                                         AAA      1,070,680
  1,000,000 South Carolina State Educational Assistance
            Authority, Refunding Revenue Bonds (Series
            B), 5.70% (Original Issue Yield: 5.75%),
            9/1/2005                                           A      1,059,160

 Principal                                                 Credit
   Amount                                                  Rating*    Value
-------------------------------------------------------------------------------
 Long-Term Municipals--continued
            SOUTH CAROLINA--CONTINUED
 $  975,000 South Carolina State Housing Finance &
            Development Authority, Refunding Revenue
            Bonds (Series A), 6.15%, 7/1/2008                 AA   $  1,040,111
  1,200,000 South Carolina State Housing Finance &
            Development Authority, Revenue Bonds (Series
            A), 7.30% (FHA/VA mtgs GTD), 7/1/2011             AA      1,273,068
  1,000,000 South Carolina State Housing Finance &
            Development Authority, Revenue Bonds (Series
            A-1), 6.45% (FHA/VA mtgs GTD), 7/1/2017           NR      1,069,350
    500,000 South Carolina State Housing Finance &
            Development Authority, Revenue Bonds (Series
            C), 7.70% (FHA/VA mtgs GTD), 7/1/2011             AA        524,350
    520,000 South Carolina State Housing Finance &
            Development Authority, Revenue Bonds (Series
            C), 7.75% (FHA/VA mtgs GTD), 7/1/2022             AA        548,090
     75,000 South Carolina State Housing Finance &
            Development Authority, Revenue Refunding
            Bonds (Series A), 7.50% (FHA/VA mtgs GTD),
            7/1/2011                                          AA         77,931
  1,000,000 South Carolina State Ports Authority,
            Revenue Bonds, 6.50% (AMBAC INS)/ (Original
            Issue Yield: 6.75%), 7/1/2006                    AAA      1,075,360
  1,000,000 South Carolina State Ports Authority,
            Revenue Bonds, 6.625% (AMBAC INS)/ (Original
            Issue Yield: 6.823%), 7/1/2011                   AAA      1,078,330
    525,000 South Carolina State Ports Authority,
            Revenue Bonds, 6.75% (AMBAC INS)/ (Original
            Issue Yield: 6.90%), 7/1/2021                    AAA        567,042

(See Notes to Portfolios of Investments)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                  Wachovia South Carolina Municipal Bond Fund

 Principal                                                Credit
   Amount                                                 Rating*    Value
------------------------------------------------------------------------------
 Long-Term Municipals--continued
            SOUTH CAROLINA--CONTINUED
 $1,000,000 South Carolina State Public Service
            Authority, Refunding Revenue Bonds, 5.00%
            (MBIA INS)/(Original Issue Yield: 5.15%),
            1/1/2014                                        AAA   $  1,005,200
  2,000,000 South Carolina State Public Service
            Authority, Revenue Bond, 5.00% (MBIA INS)/
            (Original Issue Yield: 5.20%), 1/1/2015         AAA      2,003,400
  1,950,000 South Carolina State Public Service
            Authority, Revenue Bonds (Series D), 6.50%
            (Santee Cooper)/(AMBAC INS)/(Original Issue
            Yield: 6.553%), 7/1/2014                        AAA      2,160,210
  1,000,000 South Carolina State Public Service
            Authority, Revenue Refunding Bonds, 5.00%
            (Original Issue Yield: 5.30%), 1/1/2018         AAA        988,880
  1,210,000 South Carolina State, GO UT Bonds (Series
            A), 4.50% (State Highway), 4/1/2023             AAA      1,122,142
  4,500,000 South Carolina State, GO UT Revenue Bonds
            (Series A), 5.00% (Original Issue Yield:
            5.45%), 3/1/2008                                AAA      4,697,460
  1,150,000 South Carolina State, GO UT, 4.50% (State
            Highway), 4/1/2022                              AAA      1,068,546
    590,000 South Carolina State, State Capital
            Improvement (Series B), 5.75%, 8/1/2000         AAA        613,358
  1,500,000 Spartanburg County, SC Health Services
            District, Inc., Refunding Revenue Bonds,
            5.50% (AMBAC INS)/ (Original Issue Yield:
            5.70%), 4/15/2015                               AAA      1,559,685
  1,500,000 Spartanburg County, SC Health Services
            District, Inc., Revenue Bonds, 5.50% (MBIA
            INS)/(Original Issue Yield: 6.00%),
            4/15/2027                                       AAA      1,546,991

 Principal                                                 Credit
   Amount                                                  Rating*    Value
-------------------------------------------------------------------------------
 Long-Term Municipals--continued
            SOUTH CAROLINA--CONTINUED
 $1,000,000 Spartanburg County, SC Hospital Facilities,
            Revenue Refunding Bonds, 6.55% (Spartanburg
            General Hospital System)/(FSA INS),
            4/15/2010                                        AAA   $  1,088,220
    200,000 Spartanburg County, SC Hospital Facilities,
            Revenue Refunding Bonds, 7.80% (Mary Black
            Memorial Project)/(United States Treasury
            PRF)/(Original Issue Yield: 7.80%),
            10/1/2000                                         NR        206,658
    100,000 Spartanburg County, SC Hospital Facilities,
            Revenue Refunding Bonds, 8.25% (Mary Black
            Memorial Project)/(United States Treasury
            PRF), 10/1/2008                                   NR        103,479
    450,000 Spartanburg, SC Leased Housing Corp.,
            Refunding Revenue Bonds, 7.50%, 10/1/2011         NR        486,203
  1,000,000 Spartanburg, SC, Waterworks Revenue
            Refunding Bonds, 5.00% (FGIC INS), 6/1/2027      AAA        977,530
  1,000,000 Sumter County, SC Hospital Facilities,
            Revenue Refunding Bonds, 6.625% (Tuomey
            Regional Medical Center)/
            (MBIA INS)/(Original Issue Yield: 6.98%),
            11/15/2004                                       AAA      1,133,540
  1,000,000 University South Carolina, Parking
            Facilities Refunding Revenue Bonds, 5.00%
            (MBIA INS)/(Original Issue Yield: 5.40%),
            5/1/2015                                         AAA      1,001,390
  1,465,000 University of South Carolina, Revenue Bonds,
            5.70% (MBIA INS), 6/1/2020                       AAA      1,539,715
  1,300,000 Western Carolina Regional Sewer Authority,
            SC, Sewer System Revenue Bonds, 5.50% (FGIC
            INS)/(Original Issue Yield: 5.627%),
            3/1/2010                                         AAA      1,367,951

(See Notes to Portfolios of Investments)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                  Wachovia South Carolina Municipal Bond Fund

 Principal                                                Credit
   Amount                                                 Rating*    Value
------------------------------------------------------------------------------
 Long-Term Municipals--continued
            SOUTH CAROLINA--CONTINUED
 $1,000,000 York County, SC, GO UT Refunding Bonds,
            4.90% (AMBAC INS)/(Original Issue Yield:
            5.10%), 6/1/2010                                AAA   $  1,011,230
                                                                  ------------
            Total Long-Term Municipals (identified cost
            $103,033,399)                                          109,890,992
                                                                  ------------

                                                           Credit
  Shares                                                   Rating*    Value
-------------------------------------------------------------------------------
 Open-End Investment Companies--2.5%
 1,226,633 AIM Stico Tax-Free Cash                                 $  1,226,633
   543,429 Dreyfus Tax Exempt                                           543,429
 1,111,165 Fidelity Tax Exempt Money Market                           1,111,165
                                                                   ------------
           Total Open-Ended Investment Companies (at net
           asset value)                                               2,881,227
                                                                   ------------
           Total Investments (identified cost
           $105,914,626)(b)                                        $112,772,219
                                                                   ------------

(See Notes to Portfolios of Investments)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                     Wachovia Virginia Municipal Bond Fund
                            Portfolio of Investments

                            May 31, 1998 (unaudited)

 Principal                                                 Credit
   Amount                                                  Rating*    Value
-------------------------------------------------------------------------------
 Long-Term Municipals--97.2%
            VIRGINIA--97.2%
 $  500,000 Albemarle County, VA, Revenue Refunding
            Bonds, 5.50% (Original Issue Yield: 5.634%),
            8/1/2006                                          A+   $    529,060
    850,000 Arlington County, VA, GO UT Refunding Bonds,
            6.00%, 6/1/2004                                  AAA        934,252
  2,000,000 Arlington County, VA, GO UT, 5.40% (Original
            Issue Yield: 5.55%), 6/1/2014                    AAA      2,088,400
  1,000,000 Arlington County, VA, GO UT, 5.40% (Original
            Issue Yield: 5.55%), 6/1/2015                    AAA      1,039,740
  2,080,000 Arlington, VA IDA, Revenue Bonds, 5.45% (The
            Nature Conservancy)/(Original Issue Yield:
            5.57%), 7/1/2027                                  NR      2,133,893
  1,100,000 Arlington, VA IDA, Revenue Refunding Bonds,
            5.30% (Arlington Hospital)/(United States
            Treasury PRF)/
            (Original Issue Yield: 5.47%), 9/1/2003
            (@100)                                            NR      1,109,988
  2,000,000 Augusta County, VA IDA, Revenue Bonds,
            6.625% (Augusta Hospital Corp.)/
            (AMBAC INS)/(Original Issue Yield: 6.817%),
            9/1/2012                                         AAA      2,161,800
  6,000,000 Chesapeake, VA, GO UT, 5.00% (State Aid Withholding GTD)/(Original
            Issue Yield:
            5.53%), 12/1/2025                                 AA      5,955,660
  1,000,000 Chesterfield County, VA, GO UT, 5.60%
            (Original Issue Yield: 5.65%), 7/15/2006         AAA      1,062,780
    600,000 Danville, VA, GO UT, 6.40% (Original Issue
            Yield: 6.45%), 5/1/2009                           NR        659,394
    500,000 Danville, VA, GO UT, 6.40% (Original Issue
            Yield: 6.50%), 5/1/2010                           NR        549,495

 Principal                                                 Credit
   Amount                                                  Rating*    Value
-------------------------------------------------------------------------------
 Long-Term Municipals--continued
            VIRGINIA--CONTINUED
 $1,000,000 Fairfax County, VA IDA, Revenue Refunding
            Bonds, 5.00% (Inova Health System)/(AMBAC
            INS)/
            (Original Issue Yield: 5.30%), 8/15/2013         AAA   $  1,026,790
  2,000,000 Fairfax County, VA IDA, Revenue Refunding
            Bonds, 5.00% (Inova Health System)/(Original
            Issue Yield: 5.25%), 8/15/2025                    AA      1,930,660
  1,250,000 Fairfax County, VA IDA, Revenue Refunding
            Bonds, 5.25% (Inova Health System)/(FSA
            INS)/(Original Issue Yield: 5.35%),
            8/15/2019                                        AAA      1,285,513
  1,000,000 Fairfax County, VA IDA, Revenue Refunding
            Bonds, 5.25% (Inova Health System)/(Original
            Issue Yield: 5.35%), 8/15/2019                    AA      1,024,460
  1,265,000 Fairfax County, VA Water Authority, 6.00%,
            4/1/2022                                          NR      1,386,959
    735,000 Fairfax County, VA Water Authority, 6.00%,
            4/1/2022                                          NR        834,078
    500,000 Fairfax County, VA Water Authority, Revenue
            Bonds, 5.00% (Original Issue Yield: 5.375%),
            4/1/2016                                          AA        498,215
  1,500,000 Fairfax County, VA Water Authority, Revenue
            Refunding Bonds, 5.00% (Original Issue
            Yield: 5.22%), 4/1/2021                           AA      1,506,000
  2,000,000 Fairfax County, VA Water Authority, Revenue
            Refunding Bonds, 5.00% (Original Issue
            Yield: 5.30%), 4/1/2029                           AA      1,959,800
  1,000,000 Fairfax County, VA, GO UT Refunding Bonds,
            6.00% (State Aid Withholding GTD)/(Original
            Issue Yield: 6.10%), 5/1/2007                    AAA      1,047,960

(See Notes to Portfolios of Investments)


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                     Wachovia Virginia Municipal Bond Fund

 Principal                                                 Credit
   Amount                                                  Rating*    Value
-------------------------------------------------------------------------------
 Long-Term Municipals--continued
            VIRGINIA--CONTINUED
 $1,000,000 Fairfax County, VA, GO UT, 5.50% (State Aid
            Withholding GTD), 6/1/2015                       AAA   $  1,035,210
    500,000 Halifax, VA IDA, Revenue Refunding Bonds,
            5.25% (Halifax Regional Hospital, Inc.),
            9/1/2017                                           A        498,455
  1,000,000 Hampton, VA, GO UT, 5.90% (Original Issue
            Yield: 6.00%), 1/15/2007                          AA      1,101,570
  1,000,000 Hanover County, VA IDA, Revenue Bonds, 5.50%
            (Bon Secours Health System)/
            (MBIA INS)/(Original Issue Yield: 5.93%),
            8/15/2025                                        AAA      1,027,550
  1,000,000 Hanover County, VA IDA, Revenue Bonds, 5.50%
            (Memorial Regional Medical Center)/(MBIA
            INS)/(Original Issue Yield: 6.00%),
            8/15/2025                                        AAA      1,027,550
  1,000,000 Hanover County, VA IDA, Revenue Bonds,
            6.375% (Memorial Regional Medical
            Center)/(MBIA INS), 8/15/2018                  AAA        1,175,810
  2,000,000 Henrico County, VA, GO UT Refunding Bonds,
            5.30% (Original Issue Yield: 5.45%),
            1/15/2010                                        AAA      2,087,220
  1,000,000 Henrico County, VA, Revenue Refunding Bonds,
            6.25% (Original Issue Yield: 6.65%),
            5/1/2013                                         AA-      1,060,140
  1,000,000 James City County, VA, GO UT, 5.20% (State Aid Withholding
            GTD)/(FGIC INS)/(Original
            Issue Yield: 5.35%), 12/15/2010                  AAA      1,045,590
    725,000 Lynchburg, VA, GO UT, 6.875% (Original Issue
            Yield: 6.90%), 4/1/2001                           AA        775,301
  1,000,000 Manassa, VA, GO UT, 5.00% (Original Issue
            Yield: 5.05%), 1/1/2012                          AA-      1,016,690

 Principal                                                Credit
   Amount                                                 Rating*    Value
------------------------------------------------------------------------------
 Long-Term Municipals--continued
            VIRGINIA--CONTINUED
 $1,000,000 Newport News, VA, GO UT (Series A), 5.20%
            (Original Issue Yield: 5.35%), 1/15/2018         AA   $  1,003,700
  1,000,000 Newport News, VA, GO UT (Series A), 5.70%
            (MBIA INS)/(Original Issue Yield: 5.75%),
            7/1/2016                                        AAA      1,059,720
  1,000,000 Newport News, VA, GO UT (Series A), 6.00%
            (Original Issue Yield: 6.05%), 6/1/2006          AA      1,077,450
  1,000,000 Newport News, VA, GO UT (Series A), 6.00%
            (Original Issue Yield: 6.10%), 6/1/2007          AA      1,079,570
    700,000 Newport News, VA, GO UT (Series B), 5.80%
            (Original Issue Yield: 5.85%), 7/1/2006          AA        722,491
  1,900,000 Norfolk, VA IDA, Refunding Revenue Bonds,
            5.50% (Sentara Hospitals), 11/1/2017             AA      1,947,500
  1,000,000 Norfolk, VA IDA, Refunding Revenue Bonds,
            6.50% (Daughter's Charity-DePaul Hospital),
            12/1/2007                                       AA+      1,101,420
  2,500,000 Norfolk, VA IDA, Refunding Revenue Bonds,
            6.50% (Sentara Hospitals), 11/1/2013             AA      2,806,200
  1,000,000 Norfolk, VA IDA, Revenue Bonds, 6.50%
            (Children's Hospital King's Group)/
            (AMBAC INS)/(Original Issue Yield: 7.043%),
            6/1/2021                                        AAA      1,073,130
  2,000,000 Norfolk, VA Water Revenue, Revenue Bonds,
            5.75% (MBIA INS)/(Original Issue Yield:
            5.95%), 11/1/2012                               AAA      2,156,720
    500,000 Norfolk, VA Water Revenue, Revenue Bonds,
            5.90% (MBIA INS)/(Original Issue Yield:
            6.194%), 11/1/2025                              AAA        535,400
  1,000,000 Norfolk, VA, GO UT (Series A), 5.90%
            (Original Issue Yield: 6.00%), 2/1/2006          AA      1,057,240

(See Notes to Portfolios of Investments)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                     Wachovia Virginia Municipal Bond Fund

 Principal                                                 Credit
   Amount                                                  Rating*    Value
-------------------------------------------------------------------------------
 Long-Term Municipals--continued
            VIRGINIA--CONTINUED
 $1,000,000 Norfolk, VA, GO UT Refunding Bonds (Series
            A), 6.00% (Original Issue Yield: 6.20%),
            2/1/2008                                          AA   $  1,064,530
  1,000,000 Norfolk, VA, GO UT Refunding Bonds, 5.25%
            (Original Issue Yield: 5.35%), 2/1/2006           AA      1,053,350
  2,000,000 Norfolk, VA, GO UT Refunding Bonds, 5.50%
            (Original Issue Yield: 5.55%), 2/1/2008           AA      2,122,760
  1,000,000 Prince William County, VA IDA, Refunding
            Revenue Bonds, 5.625% (Prince William
            Hospital)/(Original Issue Yield: 5.75%),
            4/1/2012                                          NR      1,027,010
  1,000,000 Prince William County, VA, GO UT Refunding
            Bonds, 5.90% (Original Issue Yield: 6.00%),
            12/1/2003                                         AA      1,060,270
  1,500,000 Richmond, VA, GO UT Bonds, 5.50% (Original
            Issue Yield: 5.72%), 7/15/2023                    AA      1,528,200
  1,000,000 Richmond, VA, GO UT Refunding Bonds (Series
            B), 5.00% (FGIC INS)/(Original Issue Yield:
            5.259%), 1/15/2021                               AAA        980,030
  1,000,000 Rivanna Water & Sewer Authority, Refunding
            Revenue Bonds, 4.80% (Original Issue Yield:
            5.10%), 10/1/2015                                 NR        965,680
    750,000 Roanoke County, VA IDA, Revenue Bonds, 5.25%
            (Hollins College), 3/15/2023                       A        747,878
    500,000 Roanoke County, VA Water System, Refunding
            Revenue Bonds, 5.00% (FGIC INS), 7/1/2021        AAA        488,595
  2,000,000 Roanoke, VA IDA, 5.25% (Roanoke Memorial
            Hospital Project--Carilion Health
            System)/(MBIA INS)/(Original Issue Yield:
            5.65%), 7/1/2025                                 AAA      1,997,020

 Principal                                                 Credit
   Amount                                                  Rating*    Value
-------------------------------------------------------------------------------
 Long-Term Municipals--continued
            VIRGINIA--CONTINUED
 $3,475,000 Roanoke, VA, GO UT Bonds, 5.25% (Original
            Issue Yield: 5.30%), 8/1/2024                     AA   $  3,486,190
  1,000,000 Roanoke, VA, GO UT Bonds, 6.20%, 8/1/2005         AA      1,072,600
  1,250,000 Roanoke, VA, GO UT Bonds, 6.30% (Original
            Issue Yield: 6.35%), 8/1/2007                     AA      1,349,950
  1,000,000 Spotsylvania County, VA, GO UT Bonds, 5.50%
            (Original Issue Yield: 5.55%), 7/15/2005          A+      1,061,280
  1,000,000 Spotsylvania County, VA, GO UT Bonds, 5.70%
            (Original Issue Yield: 5.75%), 7/15/2007          A+      1,069,000
  1,500,000 University of Virginia, Refunding Revenue
            Bonds (Series A), 5.20% (Original Issue
            Yield: 5.45%), 6/1/2015                          AA+      1,518,960
  1,000,000 Virginia Beach, VA, GO UT Bonds (Series C),
            6.10% (Original Issue Yield: 6.15%),
            8/1/2002                                          AA      1,076,950
  1,000,000 Virginia Beach, VA, GO UT Bonds, 5.70%,
            7/15/2006                                         AA      1,076,460
  1,000,000 Virginia Beach, VA, GO UT Bonds, 5.80%,
            7/15/2007                                         AA      1,080,220
  1,000,000 Virginia Beach, VA, GO UT Refunding Bonds,
            6.20% (Original Issue Yield: 6.25%),
            9/1/2014                                          AA      1,123,480
  1,000,000 Virginia College Building Authority,
            Refunding Revenue Bonds, 5.80% (Washington &
            Lee University Project), 1/1/2024                 AA      1,093,990
  1,500,000 Virginia Polytechnical Institute & State
            University, Refunding Revenue Bonds (Series
            C), 5.50% (Original Issue Yield: 5.70%),
            6/1/2016                                          AA      1,558,485
    500,000 Virginia State Housing Development
            Authority, Refunding Revenue Bonds, 6.10%,
            1/1/2007                                         AA+        530,115

(See Notes to Portfolios of Investments)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                     Wachovia Virginia Municipal Bond Fund

 Principal                                                 Credit
   Amount                                                  Rating*    Value
-------------------------------------------------------------------------------
 Long-Term Municipals--continued
            VIRGINIA--CONTINUED
 $  500,000 Virginia State Housing Development
            Authority, Refunding Revenue Bonds, 6.20%,
            1/1/2008                                         AA+   $    530,700
    500,000 Virginia State Housing Development
            Authority, Refunding Revenue Bonds, 6.30%,
            1/1/2009                                         AA+        530,570
    400,000 Virginia State Housing Development
            Authority, Refunding Revenue Bonds, 6.45%,
            5/1/2001                                         AA+        416,660
    990,000 Virginia State Housing Development
            Authority, Revenue Bonds (Series A), 6.40%,
            7/1/2017                                         AA+      1,048,526
  1,000,000 Virginia State Housing Development
            Authority, Revenue Bonds (Series B), 6.35%,
            1/1/2015                                         AA+      1,078,080
  1,000,000 Virginia State Housing Development
            Authority, Revenue Bonds (Series B), 6.55%,
            1/1/2011                                         AA+      1,090,000
  1,000,000 Virginia State Housing Development
            Authority, Revenue Bonds (Series F), 6.40%,
            7/1/2017                                         AA+      1,057,030
  1,000,000 Virginia State Public School Authority,
            Revenue Refunding Bonds, 6.25% (Original
            Issue Yield: 6.30%), 1/1/2004                     AA      1,084,470
    300,000 Virginia State Public School Authority,
            School Financing Revenue Bonds (Series B),
            5.75% (State Aid Withholding COL), 1/1/2008       AA        322,212
    500,000 Virginia State Resource Authority, Refunding
            Revenue Bonds, 5.00% (Original Issue Yield:
            5.182%), 5/1/2022                                 AA        489,060
  1,000,000 Virginia State Resource Authority, Refunding
            Revenue Bonds, 5.25% (Appomattox River Water
            Authority)/ (Original Issue Yield: 5.70%),
            10/1/2013                                         AA      1,015,870

 Principal
   Amount                                                  Credit
 or Shares                                                 Rating*    Value
-------------------------------------------------------------------------------
 Long-Term Municipals--continued
            VIRGINIA--CONTINUED
 $1,000,000 Virginia State Resources Authority Water and
            Sewer System, Revenue Bonds (Series A),
            5.60% (Original Issue Yield: 5.75%),
            10/1/2025                                         AA   $  1,031,460
    690,000 Virginia State Resources Authority Water and
            Sewer System, Revenue Bonds, 5.50% (Original
            Issue Yield: 5.80%), 10/1/2022                    AA        710,493
  1,000,000 Virginia State, GO UT Bonds, 5.25% (Original
            Issue Yield: 5.60%), 6/1/2016                    AAA      1,018,760
  1,000,000 Virginia State, GO UT Bonds, 5.50% (Original
            Issue Yield: 5.55%), 6/1/2006                    AAA      1,071,560
  1,000,000 Virginia State, GO UT Bonds, 6.00%, 6/1/2006     AAA      1,070,100
    750,000 Washington County, VA IDA, Refunding Revenue
            Bonds, 6.00% (Original Issue Yield: 6.16%),
            7/1/2014                                          NR        838,508
  2,000,000 Williamsburg, VA IDA, Refunding Revenue
            Bonds, 5.75% (Williamsburg
            Community Hospital)/(Original Issue Yield:
            5.94%), 10/1/2022                                  A      2,051,520
                                                                   ------------
            Total Long-Term Municipals (identified cost
            $98,145,136)                                            104,785,106
                                                                   ------------
 Open-End Investment Companies--1.5%
    519,935 AIM Stico Tax-Free Cash                                     519,935
    545,907 Dreyfus Tax Exempt                                          545,907
    549,725 Fidelity Tax Exempt Money Market                            549,725
                                                                   ------------
            Total Open-Ended Investment Companies
            (at net asset value)                                      1,615,567
                                                                   ------------
            Total Investments (identified cost
            $99,760,703)                                           $106,400,673
                                                                   ------------

(See Notes to Portfolios of Investments)

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
                      Notes to Portfolios of Investments
  * Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.
(a) The repurchase agreements are fully collateralized by U.S. Government and/or agency obligations based on market prices at the date of the portfolio.
(b) Non-income producing.
(c) Represents securities held as collateral within a margin account, used to ensure the Fund is able to satisfy the obligations of its outstanding long futures contracts.
(d) Denotes a restricted security which is subject to restrictions on resale under Federal Securities laws. At May 31, 1998 Emerging Markets Fund held restricted securities amounting to $8,049,052 which represents 4.9% of net assets.
(e) This security was acquired thru cash received as a result of transactions in a reverse repurchase agreement.

The following abbreviations are used in these portfolios:

ADR--American Depositary Receipt           INS--Insured
AMBAC--American Municipal Bond             LOC--Letter of Credit
Assurance Corporation                      LP--Limited Partnership
AMT--Alternative Minimum Tax               LT--Limited Tax
BAN'S--Bond Anticipation Notes             LTD--Limited
CGIC--Capital Guaranty Insurance           MBIA--Municipal Bond Investors
Corporation                                Assurance
COL--Collateralized                        MTN--Medium Term Note
FHA--Federal Housing                       PCFA--Pollution Control Finance
Administration                             Authority
FHA/VA--Federal Housing                    PCR--Pollution Control Revenue
       Administration/ Veterans            PLC--Public Limited Company
       Administration                      PO--Principal Only
FGIC--Financial Guaranty Insurance         PRF--Prerefunded
Company                                    REMIC--Real Estate Mortgage
FSA--Financial Security Assurance          Investment Conduit
GO--General Obligation                     SA--Support Agreement
GDR--Global Depositary Receipt             SFM--Single Family Mortgage
GTD--Guaranteed                            UT--Unlimited Tax
HFA--Housing Finance Authority             VRDNs--Variable Rate Demand Notes
IFA--Industrial Finance Authority          VA--Veterans Administration
IDA--Industrial Development
Authority

                                            Net          Gross        Gross
                                         Unrealized    Unrealized   Unrealized
                            Cost of    Appreciation/  Appreciation Depreciation
                          Investments  (Depreciation) for Federal  for Federal
                          for Federal   for Federal       Tax          Tax       Total net
          Fund            Tax Purposes  Tax Purposes    Purposes     Purposes     Assets**
--------------------------------------------------------------------------------------------
Equity Fund               $211,490,329  $ 31,146,818  $ 33,173,153 $ 2,026,335  $243,798,106
Quantitative Equity Fund   189,979,371    97,509,934    99,476,109   1,966,175   287,656,316
Growth & Income Fund       174,235,967   150,601,197   150,756,390     155,193   328,298,149
Equity Index Fund          191,380,954   171,931,440   174,790,969   2,859,529   363,509,172
Special Values Fund        136,510,866    26,641,809    31,182,316   4,540,507   161,358,804
Emerging Markets Fund      171,708,399    (9,424,097)   24,942,331  34,366,428   162,824,539
Balanced Fund              365,189,219    30,093,634    32,268,209   2,174,575   396,124,132
Fixed Income Fund          222,272,666     3,064,284     3,410,593     346,309   217,677,940
Intermediate Fixed
Income Fund                 88,590,099     4,686,361     4,693,386       7,025    94,238,251
Short-Term Fixed Income
Fund                       111,042,683       300,682       373,367      72,685   101,379,503
Georgia Municipal Bond
Fund                        19,770,385       937,526       937,526          --    20,811,894
North Carolina Municipal
Bond Fund                   58,004,730     2,795,058     2,806,978      11,920    61,343,897
South Carolina Municipal
Bond Fund                  105,914,626     6,857,593     6,894,241      36,648   114,748,551
Virginia Municipal Bond
Fund                        99,760,703     6,639,970     6,645,585       5,615   107,822,509

** The categories of investments are shown as a percentage of net assets at May
   31, 1998.
AtMay 31, 1998, the following Funds had investments that were subject to alternative minimum tax:

                                      Percentage of total market value
                 Fund                subject to alternative minimum tax
                 ----               ------------------------------------
Georgia Municipal Bond Fund                         4.0%
North Carolina Municipal Bond Fund                 2.41%
South Carolina Municipal Bond Fund                 9.37%
Virginia Municipal Bond Fund                        1.2%

(See Notes which are an integral part of the Financial Statements)


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
              The Wachovia Funds and The Wachovia Municipal Funds
                      Statements of Assets and Liabilities

                            May 31, 1998 (unaudited)

                                    Wachovia        Wachovia       Wachovia        Wachovia       Wachovia       Wachovia
                    Wachovia      Quantitative      Growth &     Equity Index   Special Values    Emerging       Balanced
                  Equity Fund     Equity Fund     Income Fund        Fund            Fund       Markets Fund       Fund
------------------------------------------------------------------------------------------------------------------------------
Assets:
Investments in
securities, at
value             $228,188,852    $282,151,398    $321,848,627   $356,137,747    $133,226,265   $156,172,069   $378,412,720
Investments in
repurchase
agreements          14,421,507       5,312,890       2,988,537      7,148,162      29,820,975      6,113,135     16,770,056
Cash                    64,686          49,996         193,488          4,913              --         47,539             --
Income
receivable             265,386         409,092         754,500        591,750         155,894        842,997      2,393,144
Receivable for
investments sold     5,368,003              --       2,931,677             --      30,670,117             --      5,837,651
Receivable for
shares sold            109,398         607,757         112,977        153,851         509,502         59,703        162,964
Receivable for
foreign currency
sold                     2,284              --              --            843              --             --             --
Receivable for
daily variation
margin                 119,700              --              --             --              --             --          1,915
Deferred
organizational
costs                       --           9,084              --             --              --         20,011             --
Deferred
Expenses                    --              --              --             --              --             --             --
Other Assets             1,557           7,435              --          3,860             471         10,744          5,625
                  ------------    ------------    ------------   ------------    ------------   ------------   ------------
 Total assets      248,541,373     288,547,652     328,829,806    364,041,126     194,383,224    163,266,198    403,584,075
                  ------------    ------------    ------------   ------------    ------------   ------------   ------------
Liabilities:
Payable for
investments
purchased            3,954,338              --              --             --       2,223,612             --      6,405,108
Payable for
shares redeemed         76,513         207,751          16,520             --              --          4,527         86,366
Income
distribution
payable                     --              --              --          9,683              72             --              8
Payable to Bank             --              --              --             --      30,401,824             --        134,951
Payable for
taxes withheld              --              --              --             --              --         22,071             --
Payable for
dollar roll
transactions                --              --              --             --              --             --             --
Payable for
daily variation
margin                 282,150         311,850          32,373        321,750          37,125             --        458,603
Payable for
 reverse
 repurchase
 agreement                  --              --              --             --              --             --             --
Payable for
foreign currency
purchased                2,284              --              --            843              --             --             --
Accrued expenses       427,982         371,735         482,764        199,678         361,787        415,061        374,907
                  ------------    ------------    ------------   ------------    ------------   ------------   ------------
 Total
 liabilities         4,743,267         891,336         531,657        531,954      33,024,420        441,659      7,459,943
                  ------------    ------------    ------------   ------------    ------------   ------------   ------------
Net Assets
Consist of:
Paid in capital    185,834,286     185,664,122     157,013,847    188,404,555     128,306,126    173,874,052    328,165,076
Net unrealized
 appreciation
 (depreciation)
 of investments,
 futures
 contracts, and
 translation of
 assets and
 liabilities in
 foreign
 currency           31,146,818      97,509,934     150,601,197    171,931,440      26,641,809     (9,424,097)    30,093,634
Accumulated net
 realized gain
 (loss) on
 investments,
 futures, and
 foreign
 currency
 transactions       26,577,888       4,150,097      20,174,967      2,580,205       5,582,832     (2,439,913)    35,649,094
Undistributed
net investment
income                 239,114         332,163         508,138        592,972         828,037        814,497      2,216,328
                  ------------    ------------    ------------   ------------    ------------   ------------   ------------
 Total Net
 Assets           $243,798,106    $287,656,316    $328,298,149   $363,509,172    $161,358,804   $162,824,539   $396,124,132
                  ------------    ------------    ------------   ------------    ------------   ------------   ------------
Net Assets
Class A Shares    $ 48,266,386    $ 62,576,025    $125,297,769   $ 82,232,322    $ 66,599,750   $  9,417,514   $ 78,670,168
                  ------------    ------------    ------------   ------------    ------------   ------------   ------------
Class B Shares    $  4,808,567    $ 14,545,921    $         --   $         --    $         --   $         --   $ 10,184,939
                  ------------    ------------    ------------   ------------    ------------   ------------   ------------
Class Y Shares    $190,723,153    $210,534,370    $203,000,380   $281,276,850    $ 94,759,054   $153,407,025   $307,269,025
                  ------------    ------------    ------------   ------------    ------------   ------------   ------------
Shares
Outstanding
Class A Shares       3,195,625       3,244,648       5,726,100      3,903,640       3,680,215        886,755      5,981,002
Class B Shares         319,160         756,272              --             --              --             --        775,892
Class Y Shares      12,646,164      10,910,174       9,275,944     13,338,817       5,228,497     14,442,754     23,347,279
                  ------------    ------------    ------------   ------------    ------------   ------------   ------------
 Total Shares
 Outstanding        16,160,949      14,911,094      15,002,044     17,242,457       8,908,712     15,329,509     30,104,173
                  ------------    ------------    ------------   ------------    ------------   ------------   ------------
Net Asset Value
Per Share
Class A Shares    $      15.10    $      19.29    $      21.88   $      21.07    $      18.10   $      10.62   $      13.15
                  ------------    ------------    ------------   ------------    ------------   ------------   ------------
Class B Shares    $      15.07    $      19.23              --             --              --             --   $      13.13
                  ------------    ------------    ------------   ------------    ------------   ------------   ------------
Class Y Shares    $      15.08    $      19.30    $      21.88   $      21.09    $      18.12   $      10.62   $      13.16
                  ------------    ------------    ------------   ------------    ------------   ------------   ------------
Offering Price
Per Share*
Class A Shares    $      15.81**  $      20.20**  $      22.91** $      22.06**  $      18.95** $      11.12** $      13.77**
                  ------------    ------------    ------------   ------------    ------------   ------------   ------------
Class B Shares    $      15.07    $      19.23              --             --              --             --   $      13.13
                  ------------    ------------    ------------   ------------    ------------   ------------   ------------
Class Y Shares    $      15.08    $      19.30    $      21.88   $      21.09    $      18.12   $      10.62   $      13.16
                  ------------    ------------    ------------   ------------    ------------   ------------   ------------
Redemption
Proceeds Per
Share*
Class A Shares    $      15.10    $      19.29    $      21.88   $      21.07    $      18.10   $      10.62   $      13.15
                  ------------    ------------    ------------   ------------    ------------   ------------   ------------
Class B Shares    $      14.32*** $      18.27***           --             --              --             --   $      12.60***
                  ------------    ------------    ------------   ------------    ------------   ------------   ------------
Class Y Shares    $      15.08    $      19.30    $      21.88   $      21.09    $      18.12   $      10.62   $      13.16
                  ------------    ------------    ------------   ------------    ------------   ------------   ------------
Investments, at
identified cost    211,490,329     189,979,371     174,235,967    191,380,954     136,510,866    171,708,399    365,189,219
                  ------------    ------------    ------------   ------------    ------------   ------------   ------------
Investments, at
tax cost           211,490,329     189,979,371     174,235,967    191,380,954     136,510,866    171,708,399    365,189,219
                  ------------    ------------    ------------   ------------    ------------   ------------   ------------

  * See "What Shares Cost" in the Prospectus.
 ** Computation of Offering Price: 100\95.50 of net asset value.
*** Computation of Redemption Proceeds: 95\100 of net asset value.

(See Notes which are an integral part of the Financial Statements)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
              The Wachovia Funds and The Wachovia Municipal Funds
                Statements of Assets and Liabilities--Continued

                            May 31, 1998 (unaudited)

                                                                                     Wachovia       Wachovia
                                       Wachovia         Wachovia       Wachovia        North         South         Wachovia
                      Wachovia       Intermediate      Short Term       Georgia      Carolina       Carolina       Virginia
                    Fixed Income     Fixed Income     Fixed Income     Municipal     Municipal     Municipal      Municipal
                        Fund             Fund             Fund         Bond Fund     Bond Fund     Bond Fund      Bond Fund
-------------------------------------------------------------------------------------------------------------------------------
Assets:
Investments in
securities, at
value               $211,623,842     $86,722,062       $98,812,556    $20,707,911   $60,799,788   $112,772,219   $106,400,673
Investments in
repurchase
agreements            13,651,247       6,554,398        12,530,809             --            --             --             --
Cash                          --          11,095                --             --            --         32,701             --
Income receivable      3,264,440       1,011,475         1,359,260        343,059       848,726      1,870,340      1,884,305
Receivable for
investments sold                              --                --             --            --             --             --
Receivable for
shares sold              960,072              --                --             --            --        754,606             --
Receivable for
foreign currency
sold                          --              --                --             --        69,400             --             --
Receivable for
daily variation
margin                   164,962              --                --             --            --             --             --
Deferred
organizational
costs                         --              --                --         13,987        12,604             --             --
Deferred Expenses             --              --                --             --         9,903             --             --
Other Assets               3,466              --             3,833          7,736            --             --             --
                    ------------     -----------      ------------    -----------   -----------   ------------   ------------
 Total assets        229,668,029      94,299,030       112,706,458     21,072,693    61,740,421    115,429,866    108,284,978
                    ------------     -----------      ------------    -----------   -----------   ------------   ------------
Liabilities:
Payable for
investments
purchased              5,060,840              --                --             --            --             --             --
Payable for shares
redeemed                 697,093           3,479            48,601        141,783            --         99,634             --
Income
distribution
payable                       --              --                --         67,710       199,564        440,044        409,653
Payable to Bank        5,826,520              --            21,768          6,279        82,885             --             --
Payable for taxes
withheld                      --              --                --             --            --             --             --
Payable for dollar
roll transactions            912              --                --             --            --             --             --
Payable for daily
variation margin         150,928              --                --             --            --             --             --
Payable for
reverse repurchase
agreement                     --              --        11,123,750             --            --             --             --
Payable for
foreign currency
purchased                     --              --                --             --            --             --             --
Accrued expenses         253,796          57,300           132,836         45,027       114,075        141,637         52,816
                    ------------     -----------      ------------    -----------   -----------   ------------   ------------
 Total
 liabilities          11,990,089          60,779        11,326,955        260,799       396,524        681,315        462,469
                    ------------     -----------      ------------    -----------   -----------   ------------   ------------
Net Assets Consist
of:
Paid in capital      216,502,933      92,075,550       104,798,508     19,862,870    58,456,104    107,772,494    103,282,567
Net unrealized
 appreciation
 (depreciation) of
 investments,
 futures
 contracts, and
 translation of
 assets and
 liabilities in
 foreign currency      3,064,284       4,686,361           300,682        937,526     2,795,058      6,857,593      6,639,970
Accumulated net
 realized gain
 (loss) on
 investments,
 futures, and
 foreign currency
 transactions         (1,975,931)     (2,527,648)       (3,969,309)        11,498        81,467        118,464     (2,101,521)
Undistributed net
investment income         86,654           3,988           249,622             --        11,268             --          1,493
                    ------------     -----------      ------------    -----------   -----------   ------------   ------------
 Total Net Assets   $217,677,940     $94,238,251      $101,379,503    $20,811,894   $61,343,897   $114,748,551   $107,822,509
                    ------------     -----------      ------------    -----------   -----------   ------------   ------------
Net Assets
Class A Shares      $ 14,209,904     $ 4,882,829      $  9,402,450    $ 6,742,970   $10,707,117   $ 65,346,116   $  8,759,996
                    ------------     -----------      ------------    -----------   -----------   ------------   ------------
Class B Shares      $    321,011     $        --      $         --    $        --   $        --   $         --   $         --
                    ------------     -----------      ------------    -----------   -----------   ------------   ------------
Class Y Shares      $203,147,025     $89,355,422       $91,977,053    $14,068,924   $50,636,780    $49,402,435   $ 99,062,513
                    ------------     -----------      ------------    -----------   -----------   ------------   ------------
Shares Outstanding
Class A Shares         1,430,485         482,836           961,707        600,620       948,996      5,810,518        843,686
Class B Shares            32,322              --                --             --            --             --             --
Class Y Shares        20,449,870       8,833,933         9,407,014      1,253,214     4,488,064      4,392,795      9,540,732
                    ------------     -----------      ------------    -----------   -----------   ------------   ------------
 Total Shares
 Outstanding          21,912,677       9,316,769        10,368,721      1,853,834     5,437,060     10,203,313     10,384,418
                    ------------     -----------      ------------    -----------   -----------   ------------   ------------
Net Asset Value
Per Share
Class A Shares      $       9.93     $     10.11      $       9.78    $     11.23   $     11.28   $      11.25   $      10.38
                    ------------     -----------      ------------    -----------   -----------   ------------   ------------
Class B Shares      $       9.93              --                --             --            --             --             --
                    ------------     -----------      ------------    -----------   -----------   ------------   ------------
Class Y Shares      $       9.93     $     10.12      $       9.78    $     11.23   $     11.28   $      11.25   $      10.38
                    ------------     -----------      ------------    -----------   -----------   ------------   ------------
Offering Price Per
Share*
Class A Shares      $      10.40**   $     10.59**    $      10.03*** $     11.76** $     11.81** $      11.78**      $ 10.87**
                    ------------     -----------      ------------    -----------   -----------   ------------   ------------
Class B Shares      $       9.93              --                --             --            --             --             --
                    ------------     -----------      ------------    -----------   -----------   ------------   ------------
Class Y Shares      $       9.93     $     10.12      $       9.78    $     11.23   $     11.28   $      11.25   $      10.38
                    ------------     -----------      ------------    -----------   -----------   ------------   ------------
Redemption
Proceeds Per
Share*
Class A Shares      $       9.93     $     10.11      $       9.78    $     11.23   $     11.28   $      11.25   $      10.38
                    ------------     -----------      ------------    -----------   -----------   ------------   ------------
Class B Shares      $       9.53****          --****            --             --            --             --             --
                    ------------     -----------      ------------    -----------   -----------   ------------   ------------
Class Y Shares      $       9.93     $     10.12      $       9.78    $     11.23   $     11.28   $      11.25   $      10.38
                    ------------     -----------      ------------    -----------   -----------   ------------   ------------
Investments, at
identified cost     $222,272,666     $88,590,099      $111,042,683    $19,770,385   $58,004,730   $105,914,626   $ 99,760,703
                    ------------     -----------      ------------    -----------   -----------   ------------   ------------
Investments, at
tax cost            $222,272,666     $88,590,099      $111,042,683    $19,770,385   $58,004,730   $105,914,626   $ 99,760,703
                    ------------     -----------      ------------    -----------   -----------   ------------   ------------

 * See "What Shares Cost" in the Prospectus.
                                              *** Computation of Offering Price:
                                                  100\97.50 of net asset value.
** Computation of Offering Price: 100\95.50
   of net asset value.                       **** Computation of Redemption
                                                  Proceeds: 95\100 of net asset
                                                  value.
(See Notes which are an integral part of the Financial Statements)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                               The Wachovia Funds
                          The Wachovia Municipal Funds
                            Statements of Operations

                   Six Months Ended May 31, 1998 (Unaudited)

                                           Wachovia     Wachovia     Wachovia     Wachovia    Wachovia
                             Wachovia    Quantitative   Growth &      Equity       Special    Emerging     Wachovia
                              Equity        Equity       Income        Index       Values      Markets     Balanced
                               Fund          Fund         Fund         Fund         Fund        Fund         Fund
----------------------------------------------------------------------------------------------------------------------
Investment Income:
Dividends                   $ 1,197,274  $ 1,797,748   $ 1,496,542  $ 2,392,569  $   826,808 $ 1,994,153  $ 1,124,625
Interest                      1,105,097      919,097     1,549,118      684,800      968,841     250,562    6,245,895
                            -----------  -----------   -----------  -----------  ----------- -----------  -----------
 Total income                 2,302,371    2,716,845     3,045,660    3,077,369    1,795,649   2,244,715    7,370,520
                            -----------  -----------   -----------  -----------  ----------- -----------  -----------
Expenses:
Investment advisory fee         802,413      900,107     1,485,740      500,291      571,852     830,838    1,296,055
Administrative personnel
and services fee                110,911      124,358       270,215      162,021       69,115      80,424      179,146
Custodian fees                   22,914       25,332        32,568       31,247       14,296     315,155       33,995
Transfer and dividend
 disbursing agent fees and
 expenses                         8,976        8,976        66,468        5,984        5,984      43,087        8,976
Trustees' fees                    3,491        3,242         4,613        2,594        1,745       2,798        7,480
Auditing fees                     7,979        7,979         8,758        7,979        7,979       6,769        7,979
Legal fees                        3,740        3,740        25,076        4,239        2,244       7,651        6,982
Portfolio accounting fees         6,982        6,982        35,964        6,982        6,982      22,697       10,969
Distribution services
fee--Class A Shares                  --           --       270,221           --           --          --           --
Distribution services
fee--Class B Shares              15,511       36,378            --           --           --          --       29,480
Shareholder services fee--
Class A Shares                   56,262       59,042        27,190       86,088       66,897      11,574       83,768
Shareholder services fee--
Class B Shares                    5,170       12,126            --           --           --          --        9,827
Share registration costs         59,631       73,705        40,180       15,290       13,840      16,841       44,530
Printing and postage              7,480        7,480         1,196        7,480        7,480      (4,984)       8,976
Insurance premiums                2,892        3,141        11,988        2,244        1,745       1,255        2,892
Miscellaneous                     5,984        7,273         2,105        5,984        5,984       5,141        5,984
                            -----------  -----------   -----------  -----------  ----------- -----------  -----------
 Total expenses               1,120,336    1,279,861     2,282,282      838,423      776,143   1,339,246    1,737,039
                            -----------  -----------   -----------  -----------  ----------- -----------  -----------
Waivers--
 Waiver of investment
 advisory fee                   (12,083)     (53,611)     (268,372)        (682)          --          --    (207,376)
 Waiver of administrative
  personnel and services
  fee                                --           --       (54,046)          --           --          --           --
                            -----------  -----------   -----------  -----------  ----------- -----------  -----------
 Total waivers                  (12,083)     (53,611)    (322,418)        (682)           --          --     (207,376)
                            -----------  -----------   -----------  -----------  ----------- -----------  -----------
   Net expenses               1,108,253    1,226,250     1,959,864      837,741           --          --    1,529,663
                            -----------  -----------   -----------  -----------  ----------- -----------  -----------
     Net investment income    1,194,118    1,490,595     1,085,796    2,239,628    1,019,506     905,469    5,840,857
                            -----------  -----------   -----------  -----------  ----------- -----------  -----------
Realized and Unrealized
 Gain (Loss) on
 Investments:
Net realized gain (loss)
 on investments, futures
 contracts and foreign
 currency transactions       27,667,610    4,854,078    20,174,949    3,152,006    5,547,537     998,937   36,427,818
Net change in unrealized
 appreciation
 (depreciation) of
 investments, futures
 contracts and translation
 of assets and liabilities
 in foreign currency         (6,107,691)  23,261,672    16,215,807   39,535,017    4,224,151  (7,927,938) (14,001,955)
                            -----------  -----------   -----------  -----------  ----------- -----------  -----------
 Net realized and
  unrealized gain (loss)
  on investments, futures
  contracts and foreign
  currency                   21,559,919   28,115,750    36,390,756   42,687,023    9,771,688  (6,929,001)  22,425,863
                            -----------  -----------   -----------  -----------  ----------- -----------  -----------
   Change in net assets
    resulting from
    operations              $22,754,037  $29,606,345   $37,476,552  $44,926,651  $10,791,194 $(6,023,532) $28,266,720
                            -----------  -----------   -----------  -----------  ----------- -----------  -----------

(See Notes which are an integral part of the Financial Statements)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                               The Wachovia Funds
                          The Wachovia Municipal Funds
                      Statements of Operations--Continued

                   Six Months Ended May 31, 1998 (Unaudited)

                                                                               Wachovia    Wachovia
                                           Wachovia     Wachovia   Wachovia     North       South      Wachovia
                              Wachovia   Intermediate  Short Term   Georgia    Carolina    Carolina    Virginia
                            Fixed Income Fixed Income Fixed Income Municipal  Municipal   Municipal   Municipal
                                Fund         Fund         Fund     Bond Fund  Bond Fund   Bond Fund   Bond Fund
-----------------------------------------------------------------------------------------------------------------
Investment Income:
Dividends                    $  267,831   $       --   $   75,206  $     --   $       --  $       --  $       --
Interest                      6,402,996    3,020,867    3,116,109   491,881    1,397,427   3,028,486   2,940,654
                             ----------   ----------   ----------  --------   ----------  ----------  ----------
 Total income                 6,670,827    3,020,867    3,191,315   491,881    1,397,427   3,028,486   2,940,654
                             ----------   ----------   ----------  --------   ----------  ----------  ----------
Expenses:
Investment advisory fee         622,986      323,074      282,063    75,277      216,275     420,740     403,665
Administrative personnel
and services fee                100,628       77,489       49,766     9,729       27,942      54,403      89,938
Custodian fees                   20,766        9,501       10,257     2,007        5,767      11,220      11,004
Transfer and dividend
disbursing agent fees and
expenses                          8,976       12,055        5,984     5,984        5,984       5,984      11,640
Trustees' fees                    4,488        2,226        2,493     1,496        1,995       3,491       2,365
Auditing fees                     7,979        5,511        7,979     7,979        7,979       7,979       6,126
Legal fees                        6,233        9,025        4,388     2,992        2,493       3,989       9,850
Portfolio accounting fees         9,972       13,099        8,976     6,483        6,483       6,483      20,241
Distribution services
fee--Class A Shares                  --       78,135           --        --           --          --      90,942
Distribution services
fee--Class B Shares                 864           --           --        --           --          --          --
Shareholder services fee--
Class A Shares                   15,474        1,043       11,533     8,304       13,501      80,785       1,851
Shareholder services fee--
Class B Shares                      288           --           --        --           --          --          --
Share registration costs         64,010       40,462       11,884    21,933       61,138      39,353      22,474
Printing and postage              7,480        1,304        7,480     5,984        5,982       5,982       1,686
Insurance premiums                2,892        4,522        1,673     1,496        2,493       2,195       5,115
Miscellaneous                     5,984        2,034        7,333     7,979        7,730       3,990         391
                             ----------   ----------   ----------  --------   ----------  ----------  ----------
 Total expenses                 879,020      579,480      411,809   157,643      365,762     646,594     677,288
                             ----------   ----------   ----------  --------   ----------  ----------  ----------
Waivers--
 Waiver of investment
 advisory fee                   (94,045)    (106,934)     (77,187)  (56,999)    (107,149)   (240,437)   (179,398)
 Waiver of administrative
  personnel and services
  fee                                --      (15,628)          --        --           --          --     (18,189)
                             ----------   ----------   ----------  --------   ----------  ----------  ----------
 Total waivers                  (94,045)    (122,562)     (77,187)  (56,999)    (107,149)   (240,437)   (197,587)
                             ----------   ----------   ----------  --------   ----------  ----------  ----------
   Net expenses                 784,975      456,918      334,622   100,644      258,613     406,157     479,701
                             ----------   ----------   ----------  --------   ----------  ----------  ----------
     Net investment income    5,885,852    2,563,949    2,856,693   391,237    1,138,814   2,622,329   2,460,953
                             ----------   ----------   ----------  --------   ----------  ----------  ----------
Realized and Unrealized
 Gain (Loss) on
 Investments:
Net realized gain (loss)
 on investments, futures
 contracts and foreign
 currency transactions          965,268      651,836      118,576    25,749      104,496     117,807     226,898
Net change in unrealized
 appreciation
 (depreciation) of
 investments, futures
 contracts and translation
 of assets and liabilities
 in foreign currency            947,142      408,961      124,790   180,043      604,877   1,068,191   1,014,382
                             ----------   ----------   ----------  --------   ----------  ----------  ----------
 Net realized and
  unrealized gain (loss)
  on investments, futures
  contracts and foreign
  currency                    1,912,410    1,060,797      243,366   205,792      709,373   1,185,998   1,241,280
                             ----------   ----------   ----------  --------   ----------  ----------  ----------
   Change in net assets
    resulting from
    operations               $7,798,262   $3,624,746   $3,100,059  $597,029   $1,848,187  $3,808,327  $3,702,233
                             ----------   ----------   ----------  --------   ----------  ----------  ----------

(See Notes which are an integral part of the Financial Statements)


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
              The Wachovia Funds and The Wachovia Municipal Funds
                      Statements of Changes in Net Assets

                                                                                      Wachovia
                             Wachovia                    Wachovia                     Growth &
                            Equity Fund          Quantitative Equity Fund           Income Fund
                     --------------------------  --------------------------  ---------------------------
                      Six-Months                  Six-Months                  Six-Months
                        Ended          Year         Ended          Year          Ended          Year
                     (unaudited)      Ended      (unaudited)      Ended       (unaudited)      Ended
                       May 31,     November 30,    May 31,     November 30,     May 31,     November 30,
                         1998          1997          1998          1997          1998           1997
---------------------------------------------------------------------------------------------------------
 Increase
 (Decrease) in Net
 Assets:
 Operations--
 Net investment
  income             $  1,194,118  $  1,994,072  $  1,490,595  $  2,493,563  $   1,085,796  $  1,978,918
 Net realized gain
  (loss) on
  investments,
  futures
  contracts and
  foreign currency
  transactions         27,667,610    21,611,578     4,854,078    21,181,733     20,174,949    16,598,799
 Net change in
  unrealized
  appreciation
  (depreciation)
  of investments,
  futures
  contracts and
  translation of
  assets and
  liabilities in
  foreign currency     (6,107,691)    8,827,358    23,261,672    25,902,907     16,215,807    52,298,822
                     ------------  ------------  ------------  ------------  -------------  ------------
  Change in net
   assets
   resulting from
   operations          22,754,037    32,433,008    29,606,345    49,578,203     37,476,552    70,876,539
                     ------------  ------------  ------------  ------------  -------------  ------------
 Distributions to
  Shareholders--
 Distributions
  from net
  investment
  income
  Class A Shares         (181,477)     (232,040)     (228,132)     (252,900)      (693,342)   (1,922,360)
  Class B Shares           (2,386)       (4,850)      (16,517)      (14,224)            --            --
  Class Y Shares         (911,052)   (1,617,271)   (1,247,929)   (2,258,523)            --            --
 Distributions
  from net
  realized gain on
  investments,
  futures
  contracts and
  foreign currency
  Class A Shares       (4,382,604)   (2,671,987)   (3,354,335)     (807,333)   (16,598,781)   (2,918,533)
  Class B Shares         (386,343)     (136,882)     (633,226)      (76,012)            --            --
  Class Y Shares      (17,186,819)  (16,595,269)  (16,891,130)   (7,488,144)            --            --
                     ------------  ------------  ------------  ------------  -------------  ------------
  Change in net
   assets from
   distributions
   to shareholders    (23,050,681)  (21,258,299)  (22,371,269)  (10,897,136)   (17,292,123)   (4,840,893)
                     ------------  ------------  ------------  ------------  -------------  ------------
 Share
  Transactions--
 Proceeds from
  sale of shares       48,538,244    69,940,131    48,484,091    41,943,131    224,298,559   115,596,820
 Net asset value
  of shares issued
  to shareholders
  in payment of
  dividends
  declared             17,790,557    16,317,548    20,587,772    10,021,886      9,220,623     2,817,198
 Cost of shares
  redeemed            (21,413,518)  (49,207,949)  (13,641,483)  (35,382,919)  (264,129,091)  (31,873,304)
                     ------------  ------------  ------------  ------------  -------------  ------------
  Change in net
   assets from
   share
   transactions        44,915,283    37,049,730    55,430,380    16,582,098    (30,609,909)   86,540,714
                     ------------  ------------  ------------  ------------  -------------  ------------
   Change in net
    assets             44,618,639    48,224,439    62,665,456    55,263,165    (10,425,480)  152,576,360
 Net Assets:
 Beginning of
  period              199,179,467   150,955,028   224,990,860   169,727,695    338,723,629   186,147,269
                     ------------  ------------  ------------  ------------  -------------  ------------
 End of period       $243,798,106  $199,179,467  $287,656,316  $224,990,860  $ 328,298,149  $338,723,629
                     ------------  ------------  ------------  ------------  -------------  ------------
 Undistributed net
  investment
  income included
  in net assets at
  end of period      $    239,114  $    139,911  $    332,163  $    334,146  $     508,138  $    115,684
                     ------------  ------------  ------------  ------------  -------------  ------------
 Net gain (loss)
  as computed for
  federal tax
  purposes           $ 27,667,610  $ 21,969,527  $  4,854,078  $ 20,877,543  $  20,174,949  $ 16,598,799
                     ------------  ------------  ------------  ------------  -------------  ------------
                             Wachovia
                        Equity Index Fund
                     ---------------------------
                      Six-Months
                        Ended          Year
                     (unaudited)      Ended
                       May 31,     November 30,
                         1998          1997
---------------------------------------------------------------------------------------------------------
 Increase
 (Decrease) in Net
 Assets:
 Operations--
 Net investment
  income             $  2,239,628  $  4,559,236
 Net realized gain
  (loss) on
  investments,
  futures
  contracts and
  foreign currency
  transactions          3,152,006     9,330,534
 Net change in
  unrealized
  appreciation
  (depreciation)
  of investments,
  futures
  contracts and
  translation of
  assets and
  liabilities in
  foreign currency     39,535,017    52,679,625
                     ------------- -------------
  Change in net
   assets
   resulting from
   operations          44,926,651    66,569,395
                     ------------- -------------
 Distributions to
  Shareholders--
 Distributions
  from net
  investment
  income
  Class A Shares         (383,763)     (407,720)
  Class B Shares               --            --
  Class Y Shares       (1,821,526)   (4,327,003)
 Distributions
  from net
  realized gain on
  investments,
  futures
  contracts and
  foreign currency
  Class A Shares       (1,189,051)   (1,056,751)
  Class B Shares               --            --
  Class Y Shares       (5,186,506)  (12,242,705)
                     ------------- -------------
  Change in net
   assets from
   distributions
   to shareholders     (8,580,846)  (18,034,179)
                     ------------- -------------
 Share
  Transactions--
 Proceeds from
  sale of shares       57,248,003    91,500,545
 Net asset value
  of shares issued
  to shareholders
  in payment of
  dividends
  declared              8,266,042    17,882,140
 Cost of shares
  redeemed            (37,116,652)  (91,139,571)
                     ------------- -------------
  Change in net
   assets from
   share
   transactions        28,397,393    18,243,114
                     ------------- -------------
   Change in net
    assets             64,743,198    66,778,330
 Net Assets:
 Beginning of
  period              298,765,974   231,987,644
                     ------------- -------------
 End of period       $363,509,172  $298,765,974
                     ------------- -------------
 Undistributed net
  investment
  income included
  in net assets at
  end of period      $    592,972  $    558,633
                     ------------- -------------
 Net gain (loss)
  as computed for
  federal tax
  purposes           $  3,152,006  $  6,555,110
                     ------------- -------------

(See Notes which are an integral part of the Financial Statements)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
              The Wachovia Funds and The Wachovia Municipal Funds
                 Statements of Changes in Net Assets--Continued

                                   Wachovia                    Wachovia                    Wachovia
                              Special Values Fund        Emerging Markets Fund          Balanced Fund
                           --------------------------  --------------------------  --------------------------
                            Six-Months                  Six-Months                  Six-Months
                              Ended          Year         Ended          Year         Ended          Year
                           (unaudited)      Ended      (unaudited)      Ended      (unaudited)      Ended
                             May 31,     November 30,    May 31,     November 30,    May 31,     November 30,
                               1998          1997          1998          1997          1998          1997
------------------------------------------------------------------------------------------------------------------
 Increase (Decrease) in
 Net Assets:
 Operations--
 Net investment income     $  1,019,506  $    815,047  $    905,469  $    843,594  $  5,840,857  $  8,465,366
 Net realized gain
  (loss) on investments,
  futures contracts and
  foreign currency
  transactions                5,547,537    11,566,029       998,937    (2,010,173)   36,427,818    21,825,742
 Net change in
  unrealized
  appreciation
  (depreciation) of
  investments, futures
  contracts and
  translation of assets
  and liabilities in
  foreign currency            4,224,151    14,611,780    (7,927,938)   (6,335,506)  (14,001,955)   10,777,276
                           ------------  ------------  ------------  ------------  ------------  ------------
  Change in net assets
   resulting from
   operations                10,791,194    26,992,856    (6,023,532)   (7,502,085)   28,266,720    41,068,384
                           ------------  ------------  ------------  ------------  ------------  ------------
 Distributions to
  Shareholders--
 Distributions from net
  investment income
  Class A Shares               (272,696)      (37,238)      (79,885)      (48,643)     (879,491)     (672,386)
  Class B Shares                     --            --            --            --       (75,369)      (71,302)
  Class Y Shares               (656,635)     (307,189)   (1,627,997)   (1,158,562)   (4,158,796)   (7,260,971)
 Distributions from net
  realized gain on
  investments, futures
  contracts and foreign
  currency
  Class A Shares             (3,883,188)     (749,987)           --        (1,807)   (3,838,117)   (2,073,561)
  Class B Shares                     --            --            --            --      (425,121)     (233,429)
  Class Y Shares             (7,685,327)   (6,186,789)           --       (43,032)  (16,816,254)  (25,776,332)
                           ------------  ------------  ------------  ------------  ------------  ------------
  Change in net assets
   from distributions to
   shareholders             (12,497,846)   (7,281,203)   (1,707,882)   (1,252,044)  (26,193,148)  (36,087,981)
                           ------------  ------------  ------------  ------------  ------------  ------------
 Share Transactions--
 Proceeds from sale of
  shares                     42,533,484    60,929,497    31,213,635    46,209,018    97,150,173    93,790,901
 Net asset value of
  shares issued to
  shareholders in
  payment of dividends
  declared                   11,067,461     4,550,589       616,589       366,510    24,304,632    33,640,055
 Cost of shares redeemed    (12,801,802)  (28,264,108)   (8,970,433)  (18,648,451)  (34,371,726)  (81,676,189)
                           ------------  ------------  ------------  ------------  ------------  ------------
  Change in net assets
   from share
   transactions              40,799,143    37,215,978    22,859,791    27,927,077    87,083,079    45,754,767
                           ------------  ------------  ------------  ------------  ------------  ------------
   Change in net assets      39,092,491    56,927,631    15,128,377    19,172,948    89,156,651    50,735,170
 Net Assets:
 Beginning of period        122,266,313    65,338,682   147,696,162   128,523,214   306,967,481   256,232,311
                           ------------  ------------  ------------  ------------  ------------  ------------
 End of period             $161,358,804  $122,266,313  $162,824,539  $147,696,162  $396,124,132  $306,967,481
                           ------------  ------------  ------------  ------------  ------------  ------------
 Undistributed net
  investment income
  included in net assets
  at end of period         $    828,037  $    737,862  $    814,497  $  1,616,910    $2,216,330  $  1,489,127
                           ------------  ------------  ------------  ------------  ------------  ------------
 Net gain (loss) as
  computed for federal
  tax purposes             $  5,547,537  $ 11,599,442  $    998,937  $ (3,405,307) $ 36,427,818  $ 21,079,435
                           ------------  ------------  ------------  ------------  ------------  ------------

(See Notes which are an integral part of the Financial Statements)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
              The Wachovia Funds and The Wachovia Municipal Funds
                 Statements of Changes in Net Assets--Continued

                                                               Wachovia
                                                             Intermediate                  Wachovia
                                   Wachovia                  Fixed Income                 Short-Term
                               Fixed Income Fund                 Fund                  Fixed Income Fund
                           --------------------------  --------------------------  --------------------------
                            Six-Months                  Six-Months                  Six-Months
                              Ended          Year         Ended          Year         Ended          Year
                           (unaudited)      Ended      (unaudited)      Ended      (unaudited)      Ended
                             May 31,     November 30,    May 31,     November 30,    May 31,     November 30,
                               1998          1997          1998          1997          1998          1997
--------------------------------------------------------------------------------------------------------------
 Increase (Decrease) in
 Net Assets:
 Operations--
 Net investment income     $  5,885,852  $ 11,110,786  $  2,563,949  $  5,172,640  $  2,856,693  $  6,473,738
 Net realized gain
  (loss) on investments         965,268       401,138       651,836         8,742       118,576       (47,627)
 Net change in
  unrealized
  appreciation
  (depreciation) of
  investments, futures
  contracts and
  translation of assets
  and liabilities in
  foreign currency              947,142       187,933       408,961     1,259,312       124,790      (466,786)
                           ------------  ------------  ------------  ------------  ------------  ------------
  Change in net assets
   resulting from
   operations                 7,798,262    11,699,857     3,624,746     6,440,694     3,100,059     5,959,325
                           ------------  ------------  ------------  ------------  ------------  ------------
 Distributions to
  Shareholders--
 Distributions from net
  investment income
  Class A Shares               (349,128)     (322,564)   (2,009,847)   (4,996,146)     (258,511)     (146,241)
  Class B Shares                 (5,672)       (6,034)           --            --            --            --
  Class Y Shares             (5,699,521)  (10,855,582)     (796,514)           --    (2,788,412)   (6,039,048)
 Distributions from net
  realized gain on
  investments
  Class A Shares                     --            --            --            --            --            --
  Class B Shares                     --            --            --            --            --            --
  Class Y Shares                     --            --            --            --            --            --
                           ------------  ------------  ------------  ------------  ------------  ------------
  Change in net assets
   from distributions to
   shareholders              (6,054,321)  (11,184,180)   (2,806,361)   (4,996,146)   (3,046,923)   (6,185,289)
                           ------------  ------------  ------------  ------------  ------------  ------------
 Share Transactions--
 Proceeds from sale of
  shares                     36,491,170    69,384,069    95,857,122    73,017,952    16,893,713    25,140,979
 Net asset value of
  shares issued to
  shareholders in
  payment of
  distributions declared      3,721,946     7,430,398       328,444       415,495     2,944,047     5,994,718
 Cost of shares redeemed    (19,856,579)  (62,554,695)  (99,391,325)  (21,529,499)  (16,807,813)  (50,426,221)
                           ------------  ------------  ------------  ------------  ------------  ------------
  Change in net assets
   from share
   transactions              20,356,537    14,259,772    (3,205,759)   51,903,948     3,029,947   (19,290,524)
                           ------------  ------------  ------------  ------------  ------------  ------------
   Change in net assets      22,100,478    14,775,449    (2,387,374)   53,348,496     3,083,083   (19,516,488)
 Net Assets:
 Beginning of period        195,577,462   180,802,013    96,625,625    43,277,129    98,296,420   117,812,908
                           ------------  ------------  ------------  ------------  ------------  ------------
 End of period             $217,677,940  $195,577,462  $ 94,238,251  $ 96,625,625  $101,379,503  $ 98,296,420
                           ------------  ------------  ------------  ------------  ------------  ------------
 Undistributed net
  investment income
  included in net assets
  at end of period         $     86,654  $    255,123  $      3,988  $    246,400  $    249,622  $    439,852
                           ------------  ------------  ------------  ------------  ------------  ------------
 Net gain (loss) as
 computed for federal
 tax purposes              $    965,268  $    264,995  $    651,836  $      8,742  $    118,576  $    (86,270)
                           ------------  ------------  ------------  ------------  ------------  ------------

(See Notes which are an integral part of the Financial Statements)


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
              The Wachovia Funds and The Wachovia Municipal Funds
                 Statements of Changes in Net Assets--Continued

                             Wachovia                   Wachovia                   Wachovia
                         Georgia Muncipal            North Carolina             South Carolina
                            Bond Fund             Municipal Bond Fund         Municipal Bond Fund
                     -------------------------  -------------------------  --------------------------
                     Six-Months                 Six-Months                  Six-Months
                        Ended         Year         Ended         Year         Ended          Year
                     (unaudited)     Ended      (unaudited)     Ended      (unaudited)      Ended
                       May 31,    November 30,    May 31,    November 30,    May 31,     November 30,
                        1998          1997         1998          1997          1998          1997
------------------------------------------------------------------------------------------------------
 Increase
 (Decrease) in Net
 Assets:
 Operations--
 Net investment
  income             $   391,237  $   628,014   $ 1,138,814  $ 1,997,434   $  2,622,329  $  4,986,776
 Net realized gain
  (loss) on
  investments             25,749       (8,085)      104,496       10,685        117,807        10,650
 Net change in
  unrealized
  appreciation
  (depreciation)
  of investments,
  futures
  contracts and
  translation of
  assets and
  liabilities in
  foreign currency       180,043      206,101       604,877      796,079      1,068,191     1,147,316
                     -----------  -----------   -----------  -----------   ------------  ------------
  Change in net
   assets
   resulting from
   operations            597,029      826,030     1,848,187    2,804,198      3,808,327     6,144,742
                     -----------  -----------   -----------  -----------   ------------  ------------
 Distributions to
  Shareholders--
 Distributions
  from net
  investment
  income
  Class A Shares        (123,800)    (276,085)     (202,165)    (473,828)    (1,479,231)   (3,029,296)
  Class B Shares              --           --            --           --             --            --
  Class Y Shares        (267,437)    (351,929)     (936,649)  (1,512,338)    (1,143,098)   (1,957,480)
 Distributions
  from net
  realized gain on
  investments
  Class A Shares          (2,076)     (16,530)       (6,494)     (28,618)        (5,753)     (255,495)
  Class B Shares              --           --            --           --             --            --
  Class Y Shares          (3,949)     (14,820)      (25,032)     (60,175)        (4,021)     (148,165)
                     -----------  -----------   -----------  -----------   ------------  ------------
  Change in net
   assets from
   distributions
   to shareholders      (397,262)    (659,364)   (1,170,340)  (2,074,959)    (2,632,103)   (5,390,436)
                     -----------  -----------   -----------  -----------   ------------  ------------
 Share
  Transactions--
 Proceeds from
  sale of shares       2,553,338    7,467,225     9,328,168   20,407,274     12,737,359    20,124,701
 Net asset value
  of shares issued
  to shareholders
  in payment of
  distributions
  declared               111,026      279,914       209,097      523,177        835,334     2,257,902
 Cost of shares
  redeemed              (891,144)  (3,408,420)   (4,538,542)  (8,027,587)    (8,577,276)  (17,051,285)
                     -----------  -----------   -----------  -----------   ------------  ------------
  Change in net
   assets from
   share
   transactions        1,773,220    4,338,719     4,998,723   12,902,864      4,995,417     5,331,318
                     -----------  -----------   -----------  -----------   ------------  ------------
   Change in net
    assets             1,972,987    4,505,385     5,676,570   13,632,103      6,171,641     6,085,624
 Net Assets:
 Beginning of
  period              18,838,907   14,333,522    55,667,327   42,035,224    108,576,910   102,491,286
                     -----------  -----------   -----------  -----------   ------------  ------------
 End of period       $20,811,894  $18,838,907   $61,343,897  $55,667,327   $114,748,551  $108,576,910
                     -----------  -----------   -----------  -----------   ------------  ------------
 Undistributed net
  investment
  income included
  in net assets at
  end of period      $        --  $        --   $    11,268  $    11,268   $         --  $         --
                     -----------  -----------   -----------  -----------   ------------  ------------
 Net gain (loss)
  as computed for
  federal tax
  purposes           $    25,749  $     5,985   $   104,496  $    20,140   $    117,807  $     10,650
                     -----------  -----------   -----------  -----------   ------------  ------------
                              Wachovia
                         Virginia Municipal
                             Bond Fund
                     ----------------------------
                      Six-Months
                         Ended          Year
                      (unaudited)      Ended
                        May 31,     November 30,
                         1998           1997
------------------------------------------------------------------------------------------------------
 Increase
 (Decrease) in Net
 Assets:
 Operations--
 Net investment
  income             $   2,460,953  $  5,048,138
 Net realized gain
  (loss) on
  investments              226,898       202,630
 Net change in
  unrealized
  appreciation
  (depreciation)
  of investments,
  futures
  contracts and
  translation of
  assets and
  liabilities in
  foreign currency       1,014,382     1,718,079
                     -------------- -------------
  Change in net
   assets
   resulting from
   operations            3,702,233     6,968,847
                     -------------- -------------
 Distributions to
  Shareholders--
 Distributions
  from net
  investment
  income
  Class A Shares        (1,913,018)   (4,898,834)
  Class B Shares                --            --
  Class Y Shares          (794,681)           --
 Distributions
  from net
  realized gain on
  investments
  Class A Shares                --            --
  Class B Shares                --            --
  Class Y Shares                --            --
                     -------------- -------------
  Change in net
   assets from
   distributions
   to shareholders      (2,707,699)   (4,898,834)
                     -------------- -------------
 Share
  Transactions--
 Proceeds from
  sale of shares       105,247,230    58,796,406
 Net asset value
  of shares issued
  to shareholders
  in payment of
  distributions
  declared                 165,750       360,850
 Cost of shares
  redeemed            (109,744,978)  (20,445,697)
                     -------------- -------------
  Change in net
   assets from
   share
   transactions         (4,331,998)   38,711,559
                     -------------- -------------
   Change in net
    assets              (3,337,464)   40,781,572
 Net Assets:
 Beginning of
  period               111,159,973    70,378,401
                     -------------- -------------
 End of period        $107,822,509  $111,159,973
                     -------------- -------------
 Undistributed net
  investment
  income included
  in net assets at
  end of period      $       1,493  $    248,239
                     -------------- -------------
 Net gain (loss)
  as computed for
  federal tax
  purposes           $     226,898  $    202,630
                     -------------- -------------

(See Notes which are an integral part of the Financial Statements)

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
              The Wachovia Funds and The Wachovia Municipal Funds
                     Financial Highlights--Class A Shares

               (For a share outstanding throughout each period)

                                                                            Distributions
                                                                              from Net
                                     Net Realized                             Realized
                                    and Unrealized                             Gain on
                                    Gain/(Loss) on                           Investment
                                     Investments,                           Transcations,
                           Net         Futures                                 Futures    Distributions
              Net Asset Investment  Contracts, and            Distributions Contracts and   in excess   Distributions
               Value,    Income/       Foreign     Total from   from Net       Foreign       of net     in excess of
Period Ended  beginning (Operating     Currency    Investment  Investment     Currency     investment   net realized
November 30,  of period   Loss)      Transactions  Operations    Income     Transactions     income         gains
---------------------------------------------------------------------------------------------------------------------
WACHOVIA EQUITY FUND
 1993(a)       $10.00       0.12         0.25         0.37        (0.09)           --            --          --
 1994          $10.28       0.20         0.12         0.32        (0.20)        (0.08)           --          --
 1995          $10.32       0.23         2.64         2.87        (0.25)        (0.23)           --          --
 1996          $12.71       0.22(i)      2.83         3.05        (0.22)        (0.73)           --          --
 1997          $14.81       0.14(i)      2.43         2.57        (0.13)        (1.86)           --          --
 1998(k)       $15.39       0.05         1.40         1.45        (0.06)        (1.68)           --          --
WACHOVIA QUANTITATIVE EQUITY FUND
 1994(b)       $10.00       0.12        (0.43)       (0.31)       (0.09)           --            --          --
 1995          $ 9.60       0.22         3.51         3.73        (0.22)           --            --          --
 1996          $13.11       0.24(i)      2.77         3.01        (0.21)        (0.24)           --          --
 1997          $15.67       0.18(i)      4.14         4.32        (0.20)        (0.79)           --          --
 1998(k)       $19.00      (0.02)        2.16         2.14        (0.10)        (1.75)           --          --
WACHOVIA GROWTH & INCOME FUND
 1993(l)       $10.00       0.15         0.19         0.34        (0.14)           --            --          --
 1994          $10.20       0.17        (0.40)       (0.23)       (0.17)           --            --          --
 1995          $ 9.80       0.17         3.09         3.26        (0.17)           --         (0.01)         --
 1996          $12.88       0.15         3.67         3.82        (0.15)        (0.14)           --          --
 1997          $16.41       0.13         4.44         4.57        (0.13)        (0.25)           --          --
 1998(k)       $20.60       0.05         2.27         2.32        (0.03)        (1.01)           --          --
WACHOVIA EQUITY INDEX FUND
 1993(a)       $10.00       0.15         0.43         0.58        (0.11)           --            --          --
 1994          $10.47       0.25        (0.19)        0.06        (0.24)        (0.02)           --          --
 1995          $10.27       0.28         3.37         3.65        (0.27)        (0.03)           --          --
 1996          $13.62       0.32(i)      3.13         3.45        (0.31)        (0.78)           --          --
 1997          $15.98       0.25(i)      3.85         4.10        (0.28)        (0.91)           --          --
 1998(k)       $18.89       0.01         2.69         2.70        (0.12)        (0.40)           --          --
WACHOVIA SPECIAL VALUES FUND
 1993(a)       $10.00     (0.002)       0.242         0.24           --            --            --          --
 1994          $10.24       0.06        (0.22)       (0.16)       (0.05)        (0.28)           --          --
 1995          $ 9.75       0.09         2.42         2.51        (0.02)        (0.06)           --          --
 1996          $12.18       0.35         4.13         4.48        (0.08)        (0.91)           --          --
 1997          $15.67       0.13(i)      4.53         4.66        (0.08)        (1.61)           --          --
 1998(k)       $18.64       0.08         1.21         1.29        (0.12)        (1.71)           --          --
WACHOVIA EMERGING MARKETS FUND
 1995(c)       $10.00       0.05         0.36         0.41           --            --            --          --
 1996          $10.41       0.09(i)      1.20         1.29        (0.03)           --            --          --
 1997          $11.67       0.03(i)     (0.47)       (0.44)       (0.11)           --            --          --
 1998(k)       $11.12      (0.07)       (0.32)       (0.39)       (0.11)           --            --          --
WACHOVIA BALANCED FUND
 1993(a)       $10.00       0.19         0.29         0.48        (0.15)           --            --          --
 1994          $10.33       0.35        (0.38)       (0.03)       (0.33)        (0.04)           --          --
 1995          $ 9.93       0.40         2.13         2.53        (0.38)        (0.16)           --          --
 1996          $11.92       0.38(i)      1.72         2.10        (0.38)        (0.34)           --          --
 1997          $13.30       0.34(i)      1.40         1.74        (0.34)        (1.44)           --          --
 1998(k)       $13.26       0.08         0.89         0.97        (0.18)        (0.90)           --          --
Period Ended      Total
November 30,  Distributions
---------------------------------------------------------------------------------------------------------------------
WACHOVIA EQUITY FUND
 1993(a)          (0.09)
 1994             (0.28)
 1995             (0.48)
 1996             (0.95)
 1997             (1.99)
 1998(k)          (1.74)
WACHOVIA QUANTITATIVE EQUITY FUND
 1994(b)          (0.09)
 1995             (0.22)
 1996             (0.45)
 1997             (0.99)
 1998(k)          (1.85)
WACHOVIA GROWTH & INCOME FUND
 1993(l)          (0.14)
 1994             (0.17)
 1995             (0.18)
 1996             (0.29)
 1997             (0.38)
 1998(k)          (1.04)
WACHOVIA EQUITY INDEX FUND
 1993(a)          (0.11)
 1994             (0.26)
 1995             (0.30)
 1996             (1.09)
 1997             (1.19)
 1998(k)          (0.52)
WACHOVIA SPECIAL VALUES FUND
 1993(a)             --
 1994             (0.33)
 1995             (0.08)
 1996             (0.99)
 1997             (1.69)
 1998(k)          (1.83)
WACHOVIA EMERGING MARKETS FUND
 1995(c)             --
 1996             (0.03)
 1997             (0.11)
 1998(k)          (0.11)
WACHOVIA BALANCED FUND
 1993(a)          (0.15)
 1994             (0.37)
 1995             (0.54)
 1996             (0.72)
 1997             (1.78)
 1998(k)          (1.08)

  * Computed on an annualized basis.
(a) Reflects operations for the period from May 10, 1993 (date of initial public investment) to November 30, 1993.
(b) Reflects operations for the period from March 28, 1994 (date of initial public investment) to November 30, 1994.
(c) Reflects operations for the period from December 26, 1994 (date of initial public investment) to November 30, 1995.
(d) Prior to November 30, 1993 the Fund's year end was September 30. (e) Reflects operations for the period from January 11, 1991 (date of initial public investment) to September 30, 1991.
(f) Reflects operations for the two months ended November 30, 1993.
(g) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(h) This voluntary expense decrease is reflected in both the expense and net investment income ratios.
(i) Per share information is based on average shares outstanding. (j) Represents total comissions paid on portfolio securities divided by total portfolio shares purchased or sold on which comissions were charged.
(k) For six-months ended May 31, 1998 (unaudited).
(l) Period from January 29, 1993 (commencement of operations) to November 30, 1993.
(m) Period from February 1, 1993 (commencement of operations) to November 30, 1993.
(See Notes which are an integral part of the Financial Statements)

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
              The Wachovia Funds and The Wachovia Municipal Funds
                Financial Highlights--Class A Shares--Continued

               (For a share outstanding throughout each period)

                                                                           Distributions
                                                                             from Net
                                    Net Realized                             Realized
                                   and Unrealized                             Gain on
                                   Gain/(Loss) on                           Investment
                                    Investments,                           Transcations,
                           Net        Futures                                 Futures    Distributions
              Net Asset Investment Contracts, and            Distributions Contracts and   in excess   Distributions
               Value,    Income/      Foreign     Total from   from Net       Foreign       of net     in excess of
Period Ended  beginning (Operating    Currency    Investment  Investment     Currency     investment   net realized      Total
November 30,  of period   Loss)     Transactions  Operations    Income     Transactions     income         gains     Distributions
----------------------------------------------------------------------------------------------------------------------------------
WACHOVIA FIXED INCOME FUND
 1993(a)       $10.00      0.31        (0.01)        0.30        (0.30)           --            --            --         (0.30)
 1994          $10.00      0.56        (0.98)       (0.42)       (0.55)        (0.06)           --            --         (0.61)
 1995          $ 8.97      0.58         0.92         1.50        (0.57)           --            --            --         (0.57)
 1996          $ 9.90      0.61(i)     (0.09)        0.52        (0.59)           --            --            --         (0.59)
 1997          $ 9.83      0.54(i)      0.04         0.58        (0.56)           --            --            --         (0.56)
 1998(k)       $ 9.85      0.06         0.30         0.36        (0.28)           --            --            --         (0.28)
WACHOVIA INTERMEDIATE FIXED INCOME FUND
 1993(l)       $10.00      0.33         0.19         0.52        (0.32)           --            --            --         (0.32)
 1994          $10.20      0.44        (0.79)       (0.35)       (0.43)           --         (0.01)        (0.10)        (0.54)
 1995          $ 9.31      0.55         0.76         1.31        (0.54)           --         (0.01)           --         (0.55)
 1996          $10.07      0.55        (0.11)        0.44        (0.55)           --            --            --         (0.55)
 1997          $ 9.96      0.54         0.06         0.60        (0.53)           --            --            --         (.053)
 1998(k)       $10.03      0.20         0.14         0.34        (0.26)           --            --            --         (0.26)
WACHOVIA SHORT-TERM FIXED INCOME FUND
 1993(a)       $10.00      0.27        (0.10)        0.17        (0.26)           --            --            --         (0.26)
 1994          $ 9.91      0.45        (0.33)        0.12        (0.45)           --            --            --         (0.45)
 1995          $ 9.58      0.59         0.24         0.83        (0.52)           --            --            --         (0.52)
 1996          $ 9.89      0.56(i)     (0.06)        0.50        (0.60)           --            --            --         (0.60)
 1997          $ 9.79      0.50(i)     (0.01)        0.49        (0.51)           --            --            --         (0.51)
 1998(k)       $ 9.77      0.28         0.01         0.29        (0.28)           --            --            --          0.28
WACHOVIA GEORGIA MUNICIPAL BOND FUND
 1995(c)       $10.00      0.41         0.96         1.37        (0.41)           --            --            --         (0.41)
 1996          $10.96      0.47         0.05         0.52        (0.47)        (0.01)           --            --         (0.48)
 1997          $11.00      0.44         0.13         0.57        (0.44)        (0.02)           --            --         (0.46)
 1998(k)       $11.11      0.21         0.12         0.33        (0.21)           --            --            --         (0.21)
WACHOVIA NORTH CAROLINA MUNICIPAL BOND FUND
 1995(c)       $10.00      0.43         0.99         1.42        (0.43)           --            --            --         (0.43)
 1996          $10.99      0.45         0.09         0.54        (0.45)        (0.05)           --            --         (0.50)
 1997          $11.03      0.43         0.14         0.57        (0.43)        (0.02)           --            --         (0.45)
 1998(k)       $11.15      0.21         0.14         0.35        (0.21)        (0.01)           --            --         (0.22)
WACHOVIA SOUTH CAROLINA MUNICIPAL BOND FUND(D)
 9/30/91(e)    $10.00      0.43         0.17         0.60        (0.43)           --            --            --         (0.43)
 9/30/92       $10.17      0.60         0.36         0.96        (0.60)           --            --            --         (0.60)
 9/30/93       $10.53      0.59         0.74         1.33        (0.59)           --            --            --         (0.59)
 11/30/93(f)   $11.27      0.10        (0.15)       (0.05)       (0.10)           --            --            --         (0.10)
 11/30/94      $11.12      0.56        (1.04)       (0.48)       (0.56)        (0.03)           --            --         (0.59)
 11/30/95      $10.05      0.56         1.10         1.66        (0.56)        (0.10)           --            --         (0.66)
 11/30/96      $11.05      0.55         0.03         0.58        (0.55)        (0.03)           --            --         (0.58)
 11/30/97      $11.05      0.53         0.11         0.64        (0.52)        (0.05)           --            --         (0.57)
 1998(k)       $11.12      0.26         0.13         0.39        (0.26)           --            --            --         (0.26)
WACHOVIA VIRGINIA MUNICIPAL BOND FUND
 1993(m)       $10.00      0.28         0.30         0.58        (0.27)           --            --            --         (0.27)
 1994          $10.31      0.38        (0.90)       (0.52)       (0.38)           --         (0.01)           --         (0.39)
 1995          $ 9.40      0.42         0.85         1.27        (0.42)           --            --            --         (0.42)
 1996          $10.25      0.44        (0.10)        0.34        (0.44)           --            --            --         (0.44)
 1997          $10.15      0.46         0.13         0.59        (0.45)           --            --            --         (0.45)
 1998(k)       $10.30      0.17         0.10         0.27        (0.19)           --            --            --         (0.19)

 *Computed on an annualized basis.
(a) Reflects operations for the period from May 10, 1993 (date of initial public investment) to November 30, 1993.
(b) Reflects operations for the period from March 28, 1994 (date of initial public investment) to November 30, 1994.
(c) Reflects operations for the period from December 26, 1994 (date of initial public investment) to November 30, 1995.
(d) Prior to November 30, 1993 the Fund's year end was September 30. (e) Reflects operations for the period from January 11, 1991 (date of initial public investment) to September 30, 1991.
(f) Reflects operations for the two months ended November 30, 1993.
(g) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(h) This voluntary expense decrease is reflected in both the expense and net investment income ratios.
(i) Per share information is based on average shares outstanding. (j) Represents total comissions paid on portfolio securities divided by total portfolio shares purchased or sold on which comissions were charged.
(k) For six-months ended May 31, 1998 (unaudited).
(l) Period from January 29, 1993 (commencement of operations) to November 30, 1993.
(m) Period from February 1, 1993 (commencement of operations) to November 30, 1993.
(See Notes which are an integral part of the Financial Statements)

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
              The Wachovia Funds and The Wachovia Municipal Funds
                Financial Highlights--Class A Shares--Continued

               (For a share outstanding throughout each period)

                                       Ratios to Average Net Assets
                                   -------------------------------------
              Net Asset                        Net                       Net Assets, end   Average    Portfolio
Period Ended  Value, end   Total            Investment  Expense Waiver/  of period (000   Commission  Turnover
November 30,  of period  Return(g) Expenses   Income    Reimbursement(h)    omitted)     Rate Paid(j)   Rate
---------------------------------------------------------------------------------------------------------------
WACHOVIA EQUITY FUND
 1993(a)        $10.28      3.68%    0.81%*    2.18%*         0.32%*        $ 61,997            --        50%
 1994           $10.32      3.10%    0.87%     1.98%          0.16%         $ 87,022            --        35%
 1995           $12.71     28.74%    0.90%     1.99%          0.07%         $130,150            --        65%
 1996           $14.81     25.56%    0.90%     1.62%          0.15%         $ 20,774       $0.0652        64%
 1997           $15.39     20.22%    1.14%     0.95%          0.07%         $ 39,494       $0.0434       124%
 1998(k)        $15.10     10.79%    1.15%*    0.86%*         0.01%*        $ 48,266       $0.0311       100%
WACHOVIA QUANTITATIVE EQUITY FUND
 1994(b)        $ 9.60     (3.08%)   0.90%*    1.83%*         0.10%*        $ 91,979            --        64%
 1995           $13.11     39.33%    0.87%     1.93%          0.10%         $121,895            --        63%
 1996           $15.67     23.74%    0.87%     1.70%          0.15%         $ 15,742       $0.0532        44%
 1997           $19.00     29.38%    1.11%     1.09%          0.07%         $ 35,413       $0.0493        74%
 1998(k)        $19.29     12.57%    1.12%*    0.98%*         0.04%*        $ 62,576       $0.0500        36%
WACHOVIA GROWTH & INCOME FUND
 1993(l)        $10.20      3.42%    1.33%*    1.75%*         0.39%*        $107,859            --        30%
 1994           $ 9.80     (2.26%)   1.35%     1.75%          0.40%         $103,140            --        30%
 1995           $12.88     33.59%    1.35%     1.58%          0.36%         $119,484            --        30%
 1996           $16.41     30.10%    1.35%     1.04%          0.31%         $186,147            --        12%
 1997           $20.60     28.50%    1.30%     0.70%          0.30%         $338,724            --        13%
 1998(k)        $21.88     11.87%    1.29%*    0.58%*         0.25%*        $125,298            --         7%
WACHOVIA EQUITY INDEX FUND
 1993(a)        $10.47      5.80%    0.43%*    2.54%*         0.12%*        $149,266            --         9%
 1994           $10.27      0.56%    0.46%     2.44%          0.08%         $183,852            --         9%
 1995           $13.62     36.15%    0.48%     2.39%          0.05%         $186,841            --        60%
 1996           $15.98     27.19%    0.48%     2.23%          0.13%         $ 18,154       $0.0137        12%
 1997           $18.89     27.55%    0.72%     1.46%          0.02%         $ 50,917       $0.0247         4%
 1998(k)        $21.07     14.68%    0.70%*    1.15%*           --          $ 82,232       $0.0497        10%
WACHOVIA SPECIAL VALUES FUND
 1993(a)        $10.24      2.40%    1.25%*   (0.03%)*        1.79%*        $ 12,072            --        68%
 1994           $ 9.75     (1.61%)   1.13%     0.63%          1.09%         $ 17,431            --        62%
 1995           $12.18     25.91%    1.29%     0.80%          0.58%         $ 24,093            --        57%
 1996           $15.67     39.78%    1.21%     0.47%          0.29%         $  6,642       $0.0650        38%
 1997           $18.64     33.08%    1.35%     0.74%          0.01%         $ 37,766       $0.0534        46%
 1998(k)        $18.10      7.88%    1.24%*    1.26%*           --          $ 66,600       $0.0692        20%
WACHOVIA EMERGING MARKETS FUND
 1995(c)        $10.41      4.10%    1.80%*    0.85%*         0.28%*        $ 71,276            --        17%
 1996           $11.67     12.45%    1.69%     0.73%          0.09%         $  5,488       $0.0009        30%
 1997           $11.12     (3.82%)   1.79%     0.26%            --          $  7,996       $0.0011        60%
 1998(k)        $10.62     (3.57%)   1.98%*    0.91%*           --          $  9,418       $0.0020        20%
WACHOVIA BALANCED FUND
 1993(a)        $10.33      4.89%    0.75%*    3.30%*         0.19%*        $166,271            --        60%
 1994           $ 9.93     (0.39%)   0.75%     3.46%          0.17%         $194,430            --        74%
 1995           $11.92     26.32%    0.76%     3.58%          0.16%         $207,421            --       102%
 1996           $13.30     18.55%    0.76%     3.05%          0.24%         $ 18,619       $0.0545        99%
 1997           $13.26     15.17%    1.02%     2.77%          0.16%         $ 50,968       $0.0732       143%
 1998(k)        $13.15      7.94%    1.01%*    2.98%*         0.11%*        $ 78,670       $0.0352       102%

  * Computed on an annualized basis.
(a) Reflects operations for the period from May 10, 1993 (date of initial public investment) to November 30, 1993.
(b) Reflects operations for the period from March 28, 1994 (date of initial public investment) to November 30, 1994.
(c) Reflects operations for the period from December 26, 1994 (date of initial public investment) to November 30, 1995.
(d) Prior to November 30, 1993 the Fund's year end was September 30. (e) Reflects operations for the period from January 11, 1991 (date of initial public investment) to September 30, 1991.
(f) Reflects operations for the two months ended November 30, 1993.
(g) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(h) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
(i) Per share information is based on average shares outstanding. (j) Represents total comissions paid on portfolio securities divided by total portfolio shares purchased or sold on which comissions were charged.
(k) For six-months ended May 31, 1998 (unaudited).
(l) Period from January 29, 1993 (commencement of operations) to November 30, 1993.
(m) Period from February 1, 1993 (commencement of operations) to November 30, 1993.
(See Notes which are an integral part of the Financial Statements)

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
              The Wachovia Funds and The Wachovia Municipal Funds
                Financial Highlights--Class A Shares--Continued

               (For a share outstanding throughout each period)

                                       Ratios to Average Net Assets
                                   ------------------------------------
              Net Asset                        Net                      Net Assets, end   Average    Portfolio
Period Ended  Value, end   Total            Investment Expense Waiver/  of period (000   Commission  Turnover
November 30,  of period  Return(g) Expenses   Income   Reimbursement(h)    omitted)     Rate Paid(j)   Rate
--------------------------------------------------------------------------------------------------------------
WACHOVIA FIXED INCOME FUND
 1993(a)        $10.00      3.02%    0.68%*    5.44%*        0.19%*        $140,325          --         149%
 1994           $ 8.97     (4.30%)   0.71%     5.90%         0.13%         $148,751          --         148%
 1995           $ 9.90     17.20%    0.74%     6.07%         0.10%         $169,846          --         155%
 1996           $ 9.83      5.51%    0.74%     6.05%         0.18%         $  4,853          --         181%
 1997           $ 9.85      6.14%    0.98%     5.65%         0.11%         $ 10,039          --         174%
 1998(k)        $ 9.93      3.67%    0.99%*    5.45%*        0.09%*        $ 14,210          --          68%
WACHOVIA INTERMEDIATE FIXED INCOME FUND
 1993(l)        $10.20      5.19%    1.08%*    3.92%*        0.39%*        $ 64,674          --          57%
 1994           $ 9.31     (3.51%)   1.09%     4.46%         0.40%         $ 48,730          --          55%
 1995           $10.07     14.44%    1.10%     5.60%         0.41%         $ 35,796          --          44%
 1996           $ 9.96      4.46%    1.09%     5.62%         0.31%         $ 43,277          --          84%
 1997           $10.03      6.32%    1.04%     5.50%         0.30%         $ 96,626          --          81%
 1998(k)        $10.11      3.91%    1.06%*    5.42%*        2.80%*        $  4,883          --          24%
WACHOVIA SHORT-TERM FIXED INCOME FUND
 1993(a)        $ 9.91      1.69%    0.58%*    4.78%*        0.22%*        $154,459          --          73%
 1994           $ 9.58      1.27%    0.60%     4.62%         0.18%         $148,326          --         151%
 1995           $ 9.89      8.82%    0.63%     5.83%         0.18%         $124,720          --         147%
 1996           $ 9.79      5.29%    0.63%     5.50%         0.27%         $  1,675          --         145%
 1997           $ 9.77      5.10%    0.87%     5.49%         0.19%         $  7,233          --         215%
 1998(k)        $ 9.78      3.01%    0.88%*    5.34%*        0.16%*        $  9,402          --          82%
WACHOVIA GEORGIA MUNICIPAL BOND FUND
 1995(c)        $10.96     13.93%    0.92%*    4.30%*        1.88%*        $ 10,220          --          14%
 1996           $11.00      4.97%    0.89%     4.40%         1.61%         $  7,531          --          14%
 1997           $11.11      5.41%    1.14%     4.03%         1.11%         $  6,531          --          25%
 1998(k)        $11.23      3.01%    1.17%*    3.73%*        0.57%*        $  6,743          --           7%
WACHOVIA NORTH CAROLINA MUNICIPAL BOND
FUND
 1995(c)        $10.99     14.40%    0.85%*    4.40%*        1.19%*        $ 18,679          --          19%
 1996           $11.03      5.17%    0.84%     4.24%         0.77%         $ 13,752          --           7%
 1997           $11.15      5.36%    1.07%     3.91%         0.44%         $ 11,563          --          17%
 1998(k)        $11.28      3.14%    1.10%*    3.74%*        0.37%*        $ 10,707          --           7%
WACHOVIA SOUTH CAROLINA MUNICIPAL BOND FUND(D)
 9/30/91(e)     $10.17      6.32%    0.82%*    5.73%*        0.86%*        $ 21,438          --           0%
 9/30/92        $10.53      9.73%    0.61%     5.83%         0.73%         $ 63,139          --           0%
 9/30/93        $11.27     13.03%    0.55%     5.46%         0.62%         $ 82,674          --           4%
 11/30/93(f)    $11.12     (0.48%)   0.55%*    5.11%*        0.60%*        $ 83,371          --           2%
 11/30/94       $10.05     (4.52%)   0.60%     5.22%         0.59%         $ 75,995          --          23%
 11/30/95       $11.05     16.97%    0.58%     5.23%         0.55%         $ 93,725          --          15%
 11/30/96       $11.05      5.54%    0.57%     5.10%         0.59%         $ 65,981          --          20%
 11/30/97       $11.12      6.01%    0.81%     4.79%         0.48%         $ 64,696          --          12%
 1998(k)        $11.25      3.51%    0.83%*    4.56%*        0.43%*        $ 65,346          --           4%
WACHOVIA VIRGINIA MUNICIPAL BOND FUND
 1993(m)        $10.31      5.84%    1.02%*    3.65%*        0.64%*        $ 33,652          --          86%
 1994           $ 9.40     (5.17%)   1.04%     3.90%         0.52%         $ 39,978          --          87%
 1995           $10.25     13.79%    1.05%     4.33%         0.46%         $ 54,041          --          78%
 1996           $10.15      3.50%    1.04%     4.45%         0.40%         $ 70,378          --          37%
 1997           $10.30      5.97%    0.96%     4.50%         0.40%         $111,160          --          15%
 1998(k)        $10.38      3.38%    0.97%*    4.48%*        0.39%*        $  8,760          --          15%

 *Computed on an annualized basis.
(a) Reflects operations for the period from May 10, 1993 (date of initial public investment) to November 30, 1993.
(b) Reflects operations for the period from March 28, 1994 (date of initial public investment) to November 30, 1994.
(c) Reflects operations for the period from December 26, 1994 (date of initial public investment) to November 30, 1995.
(d) Prior to November 30, 1993 the Fund's year end was September 30. (e) Reflects operations for the period from January 11, 1991 (date of initial public investment) to September 30, 1991.
(f) Reflects operations for the two months ended November 30, 1993.
(g) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(h) This voluntary expense decrease is reflected in both the expense and net investment income ratios.
(i) Per share information is based on average shares outstanding. (j) Represents total comissions paid on portfolio securities divided by total portfolio shares purchased or sold on which comissions were charged.
(k) For six-months ended May 31, 1998 (unaudited).
(l) Period from January 29, 1993 (commencement of operations) to November 30, 1993.
(m) Period from February 1, 1993 (commencement of operations) to November 30, 1993.
(See Notes which are an integral part of the Financial Statements)

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
              The Wachovia Funds and The Wachovia Municipal Funds
                     Financial Highlights--Class B Shares

               (For a share outstanding throughout each period)

                                                                                  Distributions from
                                     Net Realized and                             Net Realized Gain
                                     Unrealized Gain/                               on Investment
                                         (Loss) on                                  Transactions,
              Net Asset                Investments,                 Distributions Futures Contracts
               Value,      Net     Futures Contracts and Total From   from Net       and Foreign
Period Ended  beginning Investment   Foreign Currency    Investment  Investment        Currency          Total
November 30,  of period   Income       Transactions      Operations    Income        Transactions    Distributions
------------------------------------------------------------------------------------------------------------------
WACHOVIA EQUITY FUND
 1996(a)       $12.43      0.02            2.37             2.39        (0.03)             --            (0.03)
 1997          $14.79      0.04            2.42             2.46        (0.04)          (1.86)           (1.90)
 1998(e)       $15.35      0.01            1.40             1.41        (0.01)          (1.68)           (1.69)
WACHOVIA QUANTITATIVE EQUITY FUND
 1996(a)       $13.09      0.04            2.56             2.60        (0.04)             --            (0.04)
 1997          $15.65      0.08            4.10             4.18        (0.09)          (0.79)           (0.88)
 1998(e)       $18.95      0.03            2.04             2.07        (0.04)          (1.75)           (1.79)
WACHOVIA BALANCED FUND
 1996(a)       $11.68      0.09            1.59             1.68        (0.07)             --            (0.07)
 1997          $13.29      0.26            1.38             1.64        (0.26)          (1.44)           (1.70)
 1998(e)       $13.23      0.14            0.80             0.94        (0.14)          (0.90)           (1.04)
WACHOVIA FIXED INCOME FUND
 1996(a)       $ 9.45      0.15            0.40             0.55        (0.17)             --            (0.17)
 1997          $ 9.83      0.48            0.01             0.49        (0.48)             --            (0.48)
 1998(e)       $ 9.84      0.24            0.09             0.33        (0.24)             --            (0.24)

 *Computed on an annualized basis.
(a) Reflects operations for the period from July 22, 1996 (date of initial public investment) to November 30, 1996.
(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios.
(d) Represents total commissions paid on portfolio securities divided by total portfolio shares purchased or sold on which commissions were charged.
(e) For six-months ended May 31, 1998 (unaudited). (See Notes which are an integral part of the Financial Statements)

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
              The Wachovia Funds and The Wachovia Municipal Funds
                Financial Highlights--Class B Shares--Continued

               (For a share outstanding throughout each period)

                                           Ratios to Average Net Assets
                                         ------------------------------------
                                                     Net                       Net Assets,    Average    Portfolio
Period Ended  Net Asset Value,   Total            Investment Expense Waiver/  end of period  Commission  Turnover
November 30,   end of period   Return(b) Expenses   Income   Reimbursement(c) (000 omitted) Rate Paid(d)   Rate
------------------------------------------------------------------------------------------------------------------
WACHOVIA EQUITY FUND
 1996(a)           $14.79        19.25%    1.90%*    0.02%*        0.20%*        $   976      $0.0652        64%
 1997              $15.35        19.27%    1.90%     0.18%         0.06%         $ 3,448      $0.0434       124%
 1998(e)           $15.07        10.48%    1.90%*    0.11%*        0.01%*        $ 4,809      $0.0311       100%
WACHOVIA QUANTITATIVE EQUITY FUND
 1996(a)           $15.65        19.90%    1.87%*    0.46%*        0.11%*        $ 1,414      $0.0532        44%
 1997              $18.95        28.33%    1.85%     0.31%         0.07%         $ 6,564      $0.0493        74%
 1998(e)           $19.23        12.15%    1.87%*    0.23%*        0.04%*        $14,546      $0.0500        36%
WACHOVIA BALANCED FUND
 1996(a)           $13.29        14.47%    1.76%*    1.93%*        0.16%*        $ 1,821      $0.0545        99%
 1997              $13.23        14.19%    1.78%     2.01%         0.16%         $ 5,916      $0.0732       143%
 1998(e)           $13.13         7.63%    1.76%*    2.23%*        0.11%*        $10,185      $0.0352       102%
WACHOVIA FIXED INCOME FUND
 1996(a)           $ 9.83         5.83%    1.74%*    5.20%*        0.13%*        $   113           --       181%
 1997              $ 9.84         5.21%    1.75%     4.89%         0.11%         $   140           --       174%
 1998(e)           $ 9.93         3.40%    1.74%*    4.70%*        0.09%*        $   321           --        68%

  * Computed on an annualized basis.
(a) Reflects operations for the period from July 22, 1996 (date of initial public investment) to November 30, 1996.
(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios.
(d) Represents total commissions paid on portfolio securities divided by total portfolio shares purchased or sold on which commissions were charged.
(e) For six-months ended May 31, 1998 (unaudited). (See Notes which are an integral part of the Financial Statements)

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
              The Wachovia Funds and The Wachovia Municipal Funds
                     Financial Highlights--Class Y Shares

               (For a share outstanding throughout each period)

                                   Net Realized and                          Distributions from
                                   Unrealized Gain/                          Net Realized Gain
                                      (Loss) on                                on Investment
                                     Investments,                              Transactions,
              Net Asset                Futures                 Distributions Futures Contracts
               Value,      Net      Contracts, and  Total From   from Net       and Foreign
Period Ended  beginning Investment Foreign Currency Investment  Investment        Currency          Total
November 30,  of period   Income     Transactions   Operations    Income        Transactions    Distributions
-------------------------------------------------------------------------------------------------------------
WACHOVIA EQUITY FUND
 1996(a)       $12.43      0.03           2.40          2.43       (0.05)             --            (0.05)
 1997          $14.81      0.17           2.43          2.60       (0.16)          (1.86)           (2.02)
 1998(f)       $15.39      0.09           1.36          1.45       (0.08)          (1.68)           (1.76)
WACHOVIA QUANTITATIVE EQUITY FUND
 1996(a)       $13.09      0.04           2.60          2.64       (0.06)             --            (0.06)
 1997          $15.67      0.23           4.12          4.35       (0.23)          (0.79)           (1.02)
 1998(f)       $19.00      0.12           2.05          2.17       (0.12)          (1.75)           (1.87)
WACHOVIA GROWTH & INCOME FUND
 1998(g)       $22.31      0.04         (0.47)        (0.43)          --              --               --
WACHOVIA EQUITY INDEX FUND
 1996(a)       $13.37      0.09(d)        2.60          2.69       (0.08)             --            (0.08)
 1997          $15.98      0.29           3.86          4.15       (0.31)          (0.91)           (1.22)
 1998(f)       $18.91      0.14           2.58          2.72       (0.14)          (0.40)           (0.54)
WACHOVIA SPECIAL VALUES FUND
 1996(a)       $13.62      0.03           2.02          2.05          --              --               --
 1997          $15.67      0.16           4.53          4.69       (0.08)          (1.61)           (1.69)
 1998(f)       $18.67      0.14           1.17          1.31       (0.15)          (1.71)           (1.86)
WACHOVIA EMERGING MARKETS FUND
 1996(a)       $11.92      0.01(d)       (0.26)        (0.25)         --              --               --
 1997          $11.67      0.07          (0.50)        (0.43)      (0.11)             --            (0.11)
 1998(f)       $11.13      0.07          (0.45)        (0.38)      (0.13)             --            (0.13)
WACHOVIA BALANCED FUND
 1996(a)       $11.68      0.08           1.63          1.71       (0.09)             --            (0.09)
 1997          $13.30      0.38           1.39          1.77       (0.37)          (1.44)           (1.81)
 1998(f)       $13.26      0.22           0.78          1.00       (0.20)          (0.90)           (1.10)
WACHOVIA FIXED INCOME FUND
 1996(a)       $ 9.45      0.17           0.40          0.57       (0.19)             --            (0.19)
 1997          $ 9.83      0.57           0.03          0.60       (0.58)             --            (0.58)
 1998(f)       $ 9.85      0.28           0.09          0.37       (0.29)             --            (0.29)
WACHOVIA INTERMEDIATE FIXED INCOME FUND
 1998(g)       $10.04      0.14           0.08          0.22       (0.14)             --            (0.14)
WACHOVIA SHORT-TERM FIXED INCOME FUND
 1996(a)       $ 9.67      0.11(d)        0.18          0.29       (0.17)             --            (0.17)
 1997          $ 9.79      0.56          (0.05)         0.51       (0.53)             --            (0.53)
 1998(f)       $ 9.77      0.07           0.23          0.30       (0.29)             --            (0.29)
WACHOVIA GEORGIA MUNICIPAL BOND FUND
 1996(a)       $10.71      0.17           0.29          0.46       (0.17)             --            (0.17)
 1997          $11.00      0.47           0.13          0.60       (0.47)          (0.02)           (0.49)
 1998(f)       $11.11      0.22           0.12          0.34       (0.22)             --            (0.22)
WACHOVIA NORTH CAROLINA MUNICIPAL BOND FUND
 1996(a)       $10.71      0.16           0.32          0.48       (0.16)             --            (0.16)
 1997          $11.03      0.46           0.13          0.59       (0.45)          (0.02)           (0.47)
 1998(f)       $11.15      0.23           0.14          0.37       (0.23)          (0.01)           (0.24)
WACHOVIA SOUTH CAROLINA MUNICIPAL BOND FUND
 1996(a)       $10.73      0.20           0.32          0.52       (0.20)             --            (0.20)
 1997          $11.05      0.55           0.12          0.67       (0.55)          (0.05)           (0.60)
 1998(f)       $11.12      0.27           0.13          0.40       (0.27)             --            (0.27)
WACHOVIA VIRGINIA MUNICIPAL BOND FUND
 1998(g)       $10.34      0.08           0.04          0.12       (0.08)             --            (0.08)

  * Computed on an annualized basis.
(a) Reflects operations for the period from July 22, 1996 (date of initial public investment) to November 30, 1996.
(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios.
(d) Per share information is based on average shares outstanding. (e) Represents total commissions paid on portfolio securities divided by total portfolio shares purchased or sold on which commissions were charged.
(f) For six-months ended May 31, 1998 (unaudited).
(g) Reflects operations for the period from March 29, 1998 (date of initial public investment) to May 31, 1998 (unaudited).
(See Notes which are an integral part of the Financial Statements)

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
              The Wachovia Funds and The Wachovia Municipal Funds
                Financial Highlights--Class Y Shares--Continued

               (For a share outstanding throughout each period)

                                            Ratios to Average Net Assets
                                         ------------------------------------
                                                     Net                       Net Assets,    Average    Portfolio
Period Ended  Net Asset Value,   Total            Investment Expense Waiver/  end of period  Commission  Turnover
November 30,   end of period   Return(b) Expenses   Income   Reimbursement(c) (000 omitted) Rate Paid(e)   Rate
------------------------------------------------------------------------------------------------------------------
WACHOVIA EQUITY FUND
 1996(a)           $14.81        19.57%    0.90%*    0.91%*        0.19%*       $129,205      $0.0652        64%
 1997              $15.39        20.44%    0.90%     1.18%         0.07%        $156,238      $0.0434       124%
 1998(f)           $15.08        10.76%    0.90%*    1.11%*        0.01%*       $190,723      $0.0311       100%
WACHOVIA QUANTITATIVE EQUITY FUND
 1996(a)           $15.67        20.19%    0.87%*    1.19%*        0.11%*       $152,571      $0.0532        44%
 1997              $19.00        29.60%    0.87%     1.35%         0.08%        $183,019      $0.0493        74%
 1998(f)           $19.30        12.75%    0.87%*    1.25%*        0.04%*       $210,534      $0.0500        36%
WACHOVIA GROWTH & INCOME FUND
 1998(g)           $21.88        (1.93%)   0.86%*    0.92%*          --         $203,000           --         7%
WACHOVIA EQUITY INDEX FUND
 1996(a)           $15.98        20.14%    0.48%*    1.92%*        0.06%*       $213,833      $0.0137        12%
 1997              $18.91        27.91%    0.47%     1.72%         0.02%        $248,030      $0.0247         4%
 1998(f)           $21.09        14.80%    0.45%*    1.39%*          --         $281,277      $0.0497        10%
WACHOVIA SPECIAL VALUES FUND
 1996(a)           $15.67        15.05%    1.15%*    1.76%*        0.24%*       $ 58,697      $0.0650        38%
 1997              $18.67        33.29%    1.11%     0.88%         0.02%        $ 84,501      $0.0534        46%
 1998(f)           $18.12         7.97%    0.99%*    1.52%*          --         $ 94,759      $0.0692        20%
WACHOVIA EMERGING MARKETS FUND
 1996(a)           $11.67         0.00%    0.63%*    0.45%*        0.13%*       $123,036      $0.0009        30%
 1997              $11.13        (3.73%)   1.54%     0.54%           --         $139,700      $0.0011        60%
 1998(f)           $10.62        (3.54%)   1.73%*    1.10%*          --         $153,407      $0.0020        20%
WACHOVIA BALANCED FUND
 1996(a)           $13.30        14.69%    0.76%*    2.85%*        0.16%*       $235,791      $0.0545        99%
 1997              $13.26        15.37%    0.77%     3.02%         0.16%        $250,083      $0.0732       143%
 1998(f)           $13.16         8.21%    0.76%*    3.22%*        0.11%*       $307,269      $0.0352       102%
WACHOVIA FIXED INCOME FUND
 1996(a)           $ 9.83         6.12%    0.75%*    6.33%*        0.14%*       $175,836           --       181%
 1997              $ 9.85         6.38%    0.74%     5.91%         0.11%        $185,398           --       174%
 1998(f)           $ 9.93         3.79%    0.74%*    5.68%*        0.09%*       $203,147           --        68%
WACHOVIA INTERMEDIATE FIXED INCOME FUND
 1998(g)           $10.12         1.70%    0.73%*    5.21%*        0.20%*       $ 89,355           --        24%
WACHOVIA SHORT-TERM FIXED INCOME FUND
 1996(a)           $ 9.79         3.00%    0.64%*    5.77%*        0.19%*       $116,138           --       145%
 1997              $ 9.77         5.33%    0.63%     5.63%         0.20%        $ 91,063           --       215%
 1998(f)           $ 9.78         3.14%    0.62%*    5.59%*        0.15%*       $ 91,977           --        82%
WACHOVIA GEORGIA MUNICIPAL BOND FUND
 1996(a)           $11.00         4.31%    0.89%*    4.84%*        1.57%*       $  6,803           --        14%
 1997              $11.11         5.63%    0.92%     4.24%         1.06%        $ 12,308           --        25%
 1998(f)           $11.23         3.13%    0.92%*    3.98%*        0.57%*       $ 14,069           --         7%
WACHOVIA NORTH CAROLINA MUNICIPAL BOND FUND
 1996(a)           $11.03         4.55%    0.84%*    4.16%*        0.65%*       $ 28,283           --         7%
 1997              $11.15         5.57%    0.85%     4.16%         0.42%        $ 44,104           --        17%
 1998(f)           $11.28         3.27%    0.85%*    4.00%*        0.37%*       $ 50,637           --         7%
WACHOVIA SOUTH CAROLINA MUNICIPAL BOND FUND
 1996(a)           $11.05         4.86%    0.57%*    5.56%*        0.54%*       $ 36,511           --        20%
 1997              $11.12         6.23%    0.58%     5.01%         0.48%        $ 43,881           --        12%
 1998(f)           $11.25         3.64%    0.58%*    4.83%*        0.43%*       $ 49,402           --         4%
WACHOVIA VIRGINIA MUNICIPAL BOND FUND
 1998(g)           $10.38         1.17%    0.67%*    4.57%*        0.30%*       $ 99,063           --        15%

  * Computed on an annualized basis.
(a) Reflects operations for the period from July 22, 1996 (date of initial public investment) to November 30,1996.
(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios.
(d) Per share information is based on average shares outstanding. (e) Represents total commissions paid on portfolio securities divided by total portfolio shares purchased or sold on which commissions were charged.
(f) For six-months ended May 31, 1998 (unaudited).
(g) Reflects operations for the period from March 29, 1998 (date of initial public investment) to May 31, 1998 (unaudited).
(See Notes which are an integral part of the Financial Statements)

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
                              The Wachovia Funds
                         The Wachovia Municipal Funds
                    Combined Notes to Financial Statements

                           May 31, 1998 (unaudited)

(1) Organization
The Wachovia Funds and The Wachovia Municipal Funds (individually referred to as the "Trust" or collectively as the "Trusts") are registered under the Investment Company Act of 1940, as amended (the "Act") as open-end management investment companies. The Trusts consist of eighteen portfolios. The financial statements of the following portfolios (individually referred to as the "Fund" or collectively as the "Funds") are presented herein:

                              The Wachovia Funds*

              Portfolio Name                       Investment Objective
              --------------                       --------------------
 Wachovia                                 Equity Fund ("Equity Fund") To produce
                                          growth of principal and income.
 Wachovia Quantitative Equity Fund To provide growth of principal and
 ("Quantitative Equity Fund") income. Wachovia Growth & Income Fund To provide total return through ("Growth & Income Fund") growth of capital and current income. Wachovia Equity Index Fund To provide a total return that ("Equity
 Index Fund") approximates that of the stock market
                                          as measured by the S&P 500 Index.
 Wachovia Special Values Fund             To produce growth of principal.
 ("Special Values Fund")
 Wachovia Emerging Markets Fund           To produce long-term capital
 ("Emerging Markets Fund")                appreciation.
 Wachovia Balanced Fund ("Balanced Fund") To provide long-term growth of principal and current income.
 Wachovia Intermediate Fixed Income Fund To seek current income consistent
 ("Intermediate Fixed Income Fund") with preservation of capital. Wachovia Fixed
 Income Fund To seek a high level of total return.
 ("Fixed Income Fund")
 Wachovia Short-Term Fixed Income Fund To produce a high level of current
 ("Short-Term Fixed Income Fund") income with a minimum of principal volatility.

                         The Wachovia Municipal Funds

             Portfolio Name                      Investment Objective
             --------------                      --------------------
 Wachovia Georgia Municipal Bond Fund To provide current income which is
 ("Georgia Municipal Bond Fund")** exempt from federal regular income tax and the personal income taxes imposed
                                        by the State of Georgia.
 Wachovia North Carolina Municipal Bond To provide current income which is Fund
 ("North Carolina Municipal Bond exempt from federal regular income tax Fund")**
 and the personal income taxes imposed
                                        by the State of North Carolina.
 Wachovia South Carolina Municipal Bond To provide current income which is Fund
 ("South Carolina Municipal Bond exempt from federal regular income tax Fund")**
 and South Carolina state income taxes.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
                              The Wachovia Funds
                         The Wachovia Municipal Funds
                   The Wachovia Municipal Funds (continued)

            Portfolio Name                       Investment Objective
            --------------                       --------------------
 Wachovia Virginia Municipal Bond Fund To provide a high level of current
 ("Virginia Municipal Bond Fund")** income that is exempt from federal regular income tax and the income tax
                                       imposed by the Commonwealth of Virginia
                                       as is consistent with the preservation of
                                       capital.

 * In addition, The Wachovia Funds offer the following money market portfolios, each having distinctive investment objectives and policies:
   Wachovia Money Market Fund, Wachovia Prime Cash Management Fund, Wachovia Tax-Free Money Market Fund, and Wachovia U.S. Treasury Money Market Fund. The financial statements of the money market portfolios are presented separately.
** Non-diversified portfolio.

The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

Effective March 29, 1998, the following events affected the organization of the Trusts. The Growth & Income Fund, the Intermediate Fixed Income Fund, and the Virginia Municipal Bond Fund converted into the Trusts from the MarketWatch Funds. These Funds changed their names as follows: Wachovia Growth and Income Fund, formerly Marketwatch Equity Fund; Wachovia Intermediate Fixed Income Fund, formerly Marketwatch Intermediate Fixed Income Fund; Wachovia Virginia Municipal Bond Fund, formerly Marketwatch Virginia Municipal Bond Fund. The Growth & Income Fund, the Intermediate Fixed Income Fund, and the Virginia Municipal Bond Fund added a second class of shares, Class Y Shares.

(2) Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles.
  Investment Valuations--Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, unlisted securities and private placement securities are generally valued at the latest bid prices as furnished by an independent pricing service. Listed equity securities and investments in closed-end investment companies are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange. Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded prior to the closing of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into US dollars at the foreign exchange rate in effect at noon, eastern time, on the day the value of the foreign security is determined. Repurchase Agreements--It is the policy of the Funds to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction. The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Funds' adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Boards of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities. Investment Income, Expenses and Distributions--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code").

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
                              The Wachovia Funds
                         The Wachovia Municipal Funds

  Dividend income and distributions to shareholders are recorded on the ex-dividend date. Certain dividends from foreign securities may be recorded after the ex-dividend date based upon when the Fund is reasonably able to obtain information. Federal Taxes--It is the Funds' policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of their income. Accordingly, no provisions for federal tax are necessary. Withholding taxes on foreign interest and dividends have been provided for in accordance with the Emerging Markets Fund's understanding of the applicable country's tax rules and rates. At November 30, 1997, the Funds listed below, for federal tax purposes, had capital loss carryforwards, as noted, which will reduce each Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax.

                             Total      Amount    Amount     Amount    Amount    Amount
                            Tax Loss   Expiring  Expiring   Expiring  Expiring  Expiring
   Fund                   Carryforward In 2001   In 2002    In 2003   In 2004   In 2005
   ----                   ------------ -------- ---------- ---------- -------- ----------
   Fixed Income Fund       $2,938,421        -- $1,681,174 $1,257,247       --         --
   Short-Term Fixed
    Income Fund            $4,087,884  $493,199 $2,790,650 $  250,580 $467,184 $   86,271
   Emerging Markets Fund   $3,405,307        --         --         --       -- $3,405,307

  When-Issued and Delayed Delivery Transactions--The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Deferred Expenses--The costs incurred by each Fund with respect to registration of its shares in its first fiscal year, excluding the initial expense of registering their shares, have been deferred and are being amortized over a period not to exceed five years from each Fund's commencement date. Futures Contracts--The Funds listed below purchase stock index futures contracts to manage cashflows, enhance yield, and to potentially reduce transaction costs. Upon entering into a stock index futures contract with a broker, the Funds listed below are required to deposit in a segregated account a specified amount of cash OR U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Funds receive from or pay to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Funds recognize a realized gain or loss. For the period ended May 31, 1998, the following Funds had realized gains/losses on futures contracts as follows:

                                 Realized Gain (Loss)
       Fund                      on Futures Contracts
       ----                      --------------------
       Equity Fund                    $3,788,467
       Quantitative Equity Fund        4,504,629
       Equity Index Fund               2,778,653
       Balanced Fund                   6,107,632
       Special Values                    397,762
       Fixed Income                      (64,155)

  Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
                              The Wachovia Funds
                         The Wachovia Municipal Funds
  At May 31,1998, the Funds had outstanding futures contracts as set forth below:

  Equity Fund

                            Contracts to                                  Unrealized
   Expiration Date         Deliver/Receive            Position           Appreciation
   ---------------         ---------------            --------           ------------
   September 1998         114 S&P 500 Index             Long               $26,788

  Quantitative Equity Fund

                            Contracts to                                  Unrealized
   Expiration Date         Deliver/Receive            Position           Appreciation
   ---------------         ---------------            --------           ------------
   September 1998         126 S&P 500 Index             Long               $25,017

  Equity Index Fund

                            Contracts to                                  Unrealized
   Expiration Date         Deliver/Receive            Position           Appreciation
   ---------------         ---------------            --------           ------------
   September 1998         130 S&P 500 Index             Long               $26,485

  Balanced Fund

                                                                         Unrealized
                             Contracts to                               Appreciation
   Expiration Date         Deliver/Receive            Position         (Depreciation)
   ---------------         ---------------            --------         --------------
   June 1998             13 Bond Future Index          Short              $(8,610)
   June 1998                  7 S&P 500 Index           Long              $ 70,097
   September 1998           184 S&P 500 Index           Long              $ 38,590

  Special Values Fund

                             Contracts to                                Unrealized
   Expiration Date          Deliver/Receive            Position         Appreciation
   ---------------          ---------------            --------         ------------
   September 1998        55 S&P Midcap Futures           Long             $105,435

  Fixed Income Fund

                                                                         Unrealized
                             Contracts to                               Appreciation
   Expiration Date         Deliver/Receive            Position         (Depreciation)
   ---------------         ---------------            --------         --------------
      June 1998          27 Bond Future Index          Short             $(17,883)
      June 1998              21 S&P 500 Index           Long             $  79,744

   Foreign Exchange Contracts--Emerging Markets Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross hedge against either specific transactions or portfolio positions. The objective of the Fund's foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of the Fund's foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. All foreign currency exchange contracts are "marked to market" daily at the applicable translation rates resulting in unrealized gains or losses. Realized gains or losses are recorded at the time the foreign currency exchange contract is offset by entering into a closing transaction or by the delivery or receipt of the currency. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. At May 31, 1998, Emerging Markets Fund had no outstanding foreign currency contracts. Foreign Currency Translation--The accounting records of Emerging Markets Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies ("FC") are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income and expense amounts recorded and collected or paid are adjusted when reported by the custodian bank. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

  Restricted Securities--Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Emerging Markets Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Fund's pricing committee. Additional information on each restricted security held by Emerging Markets Fund at May 31,1998 is as follows:

   Security                                 Acquisition Dates Acquisition Cost
   --------                                 ----------------- ----------------
   Banque Libanaise Pour Le Comm, Class B,
   GDR                                          12/11/96         $  472,000
   Banque Marocaine du Commerce Exerieur,
   GDR                                           3/10/97            701,100
   Blagovno Trgovinsia Center, GDR               6/6/97             336,700
   BorsodChem RT, GDR                            2/15/96             49,800
   Eesti Uhispank, GDR                       3/6/98-3/10/98         746,500
   Gedeon Richter, GDR                      11/10/95-11/26/96       394,754
   Hindalco Industries Ltd., GDR             6/21/95-10/4/95        159,375
   MI Bank, GDR                                  6/25/97            363,400
   MOL Magyar Olay, GDR                          3/7/97             243,750
   Paints & Chemical Industry, GDR               9/26/97            505,250
   Pliva D.D., GDR                               3/13/98          1,660,000
   Reliance Industries Ltd., GDR            12/14/95-11/24/97       188,000
   Samsung Electronics Co., GDR                 11/24/97            246,000
   SKB Banka, GDR                                1/30/97            228,000
   Slovakofarna AS, GDR                      11/7/97-11/9/97        783,000
   Solidere, GDR                                11/27/96            287,500
   State Bank of India, GDR                     11/24/97             94,500
   Zagrebacka Banka, GDR                     4/29/98-5/18/98        338,031

  Use of Estimates--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. Other--Investment transactions are accounted for on the trade date.


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                               The Wachovia Funds
                          The Wachovia Municipal Funds

(3) Shares of Beneficial Interest

The Declaration of Trust of both The Wachovia Funds and The Wachovia Municipal Funds permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares were as follows:
                                      Equity Fund                                  Quantitative Equity Fund
                    --------------------------------------------------  -------------------------------------------------
                       Six Months Ended             Year Ended             Six Months Ended            Year Ended
                         May 31, 1998            November 30, 1997           May 31, 1998           November 30, 1997
 CLASS A SHARES       Shares      Dollars       Shares      Dollars      Shares      Dollars       Shares      Dollars
-------------------------------------------------------------------------------------------------------------------------
 Shares sold           441,243  $  6,490,736   1,212,590  $ 17,823,475  1,347,294  $ 25,554,413     965,307  $ 16,810,698
 Shares issued to
 share-
 holders in pay-
 ment of
 distributions
 declared              336,222     4,546,682     225,294     2,879,078    205,016     3,504,095      68,846     1,031,632
 Shares redeemed      (148,627)   (2,210,517)   (274,007)   (3,944,850)  (171,400)   (3,214,771)   (175,182)   (2,990,173)
                    ----------  ------------  ----------  ------------  ---------  ------------  ----------  ------------
 Net change
 resulting
 from Class A
 Shares
 transactions          628,838  $  8,826,901   1,163,877  $ 16,757,703  1,380,910  $ 25,843,737     858,971  $ 14,852,157
                    ----------  ------------  ----------  ------------  ---------  ------------  ----------  ------------
                       Six Months Ended             Year Ended             Six Months Ended            Year Ended
                         May 31, 1998            November 30, 1997           May 31, 1998           November 30, 1997
 CLASS B SHARES       Shares      Dollars       Shares      Dollars      Shares      Dollars       Shares      Dollars
-------------------------------------------------------------------------------------------------------------------------
 Shares sold            83,345  $  1,239,181     157,378  $  2,214,029    391,006  $  7,459,838     259,394  $  4,504,492
 Shares issued to
 share-
 holders in pay-
 ment of
 distributions
 declared               28,657       386,172      10,960       139,526     37,808       643,785       6,072        90,190
 Shares redeemed       (17,494)     (253,052)     (9,672)     (136,298)   (18,900)     (357,873)     (9,470)     (162,976)
                    ----------  ------------  ----------  ------------  ---------  ------------  ----------  ------------
 Net change
 resulting
 from Class B
 Shares
 transactions           94,508  $  1,372,301     158,666  $  2,217,257    409,914  $  7,745,750     255,996  $  4,431,706
                    ----------  ------------  ----------  ------------  ---------  ------------  ----------  ------------
                       Six Months Ended             Year Ended             Six Months Ended            Year Ended
                         May 31, 1998            November 30, 1997           May 31, 1998           November 30, 1997
 CLASS Y SHARES       Shares      Dollars       Shares      Dollars      Shares      Dollars       Shares      Dollars
--------------------------------------------------------------------------------------------------------------------------
 Shares sold         2,828,496  $ 40,808,327   3,554,442  $ 49,902,627    850,680  $ 15,469,840   1,230,624  $ 20,627,941
 Shares issued to
 share-
 holders in pay-
 ment of
 distributions
 declared              950,476    12,857,703   1,041,021    13,298,944    962,309    16,439,892     596,353     8,900,064
 Shares redeemed    (1,282,748)  (18,949,949) (3,170,735)  (45,126,801)  (534,051)  (10,068,839) (1,933,606)  (32,229,770)
                    ----------  ------------  ----------  ------------  ---------  ------------  ----------  ------------
 Net change re-
 sulting
 from Class Y
 Shares
 transactions        2,496,224  $ 34,716,081   1,424,728  $ 18,074,770  1,278,938  $ 21,840,893    (106,629) $ (2,701,765)
                    ----------  ------------  ----------  ------------  ---------  ------------  ----------  ------------
 Net change re-
 sulting
 from fund shares
 transactions        3,219,570  $ 44,915,283   2,747,271  $ 37,049,730  3,069,762  $ 55,430,380   1,008,338  $ 16,582,098
                    ----------  ------------  ----------  ------------  ---------  ------------  ----------  ------------


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                               The Wachovia Funds
                          The Wachovia Municipal Funds

                                  Growth & Income Fund
                    ----------------------------------------------------
                        Six Months Ended              Year Ended
                          May 31, 1998             November 30, 1997
 CLASS A SHARES       Shares        Dollars       Shares      Dollars
----------------------------------------------------------------------------------
 Shares sold            411,919  $   8,638,976   6,682,176  $115,596,820
 Shares issued to
 share-
 holders in pay-
 ment of
 distributions
 declared               466,141      9,220,623     172,539     2,817,198
 Shares redeemed    (11,593,950) $(255,400,232) (1,755,496)  (31,873,304)
                    -----------  -------------  ----------  ------------
 Net change
 resulting
 from Class A
 Shares
 transactions       (10,715,890) $(237,540,633)  5,099,219  $ 86,540,714
                    -----------  -------------  ----------  ------------
                          Period Ended                Year Ended
                         May 31, 1998(a)           November 30, 1997
 CLASS Y SHARES       Shares        Dollars       Shares      Dollars
----------------------------------------------------------------------------------
 Shares sold          9,665,958  $ 215,659,583          --            --
 Shares issued to
 share-
 holders in pay-
 ment of
 distributions
 declared                    --             --          --            --
 Shares redeemed       (390,014)    (8,728,859)         --            --
                    -----------  -------------  ----------  ------------
 Net change
 resulting
 from Class Y
 Shares
 transactions         9,275,944  $ 206,930,724          --            --
                    -----------  -------------  ----------  ------------
 Net change
 resulting
 from fund shares
 transactions        (1,439,946) $ (30,609,909)  5,099,219  $ 86,540,714
                    -----------  -------------  ----------  ------------

(a) Reflects operations for the period from March 29, 1998 (date of initial public investment) to May 31, 1998.

                                    Equity Index Fund                                  Special Values Fund
                     ---------------------------------------------------  ------------------------------------------------
                         Six Months Ended             Year Ended            Six Months Ended            Year Ended
                           May 31, 1998            November 30, 1997          May 31, 1998           November 30, 1997
 CLASS A SHARES        Shares       Dollars       Shares      Dollars      Shares      Dollars      Shares      Dollars
--------------------------------------------------------------------------------------------------------------------------
 Shares sold          1,313,067  $  26,152,814   1,795,756  $ 31,728,579  1,656,731  $29,487,620   1,739,422  $ 30,963,930
 Shares issued to
 share-
 holders in payment
 of
 distributions de-
 clared                  82,792      1,539,754      92,034     1,446,794    248,937    4,102,490      55,077     3,766,298
 Shares redeemed       (187,838)    (3,760,988)   (328,029)   (5,569,777)  (251,669)  (4,513,702)   (192,159)  (24,998,451)
                     ----------  -------------  ----------  ------------  ---------  -----------  ----------  ------------
 Net change
 resulting from
 Class A Shares
 transactions         1,208,021  $  23,931,580   1,559,761  $ 27,605,596  1,653,999  $29,076,408   1,602,340  $  9,731,777
                     ----------  -------------  ----------  ------------  ---------  -----------  ----------  ------------
                         Six Months Ended             Year Ended            Six Months Ended            Year Ended
                           May 31, 1998            November 30, 1997          May 31, 1998           November 30, 1997
 CLASS Y SHARES        Shares       Dollars       Shares      Dollars      Shares      Dollars      Shares      Dollars
---------------------------------------------------------------------------------------------------------------------------
 Shares sold          1,537,816  $  31,095,189   3,625,782  $ 59,771,966    744,520  $13,045,864   1,949,765  $ 29,965,567
 Shares issued to
 share-
 holders in payment
 of
 distributions de-
 clared                 361,680      6,726,288   1,067,983    16,435,346    422,376    6,964,971     264,487       784,291
 Shares redeemed     (1,668,126)   (33,355,664) (4,964,256)  (85,569,794)  (464,817)  (8,288,100) (1,432,685)   (3,265,657)
                     ----------  -------------  ----------  ------------  ---------  -----------  ----------  ------------
 Net change
 resulting from
 Class Y Shares
 transactions           231,370  $   4,465,813    (270,491) $(9,362,482)    702,079  $11,722,735     781,567  $ 27,484,201
                     ----------  -------------  ----------  ------------  ---------  -----------  ----------  ------------
 Net change
 resulting from
 fund shares
 transactions         1,439,391  $  28,397,393   1,289,270  $ 18,243,114  2,356,078  $40,799,143   2,383,907  $ 37,215,978
                     ----------  -------------  ----------  ------------  ---------  -----------  ----------  ------------


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                               The Wachovia Funds
                          The Wachovia Municipal Funds

                                   Emerging Markets Fund                                 Balanced Fund
                        -----------------------------------------------  -------------------------------------------------
                          Six Months Ended            Year Ended            Six Months Ended             Year Ended
                            May 31, 1998          November 30, 1997           May 31, 1998           November 30, 1997
 CLASS A SHARES          Shares      Dollars      Shares      Dollars      Shares      Dollars       Shares      Dollars
--------------------------------------------------------------------------------------------------------------------------
 Shares sold              270,529  $ 3,035,194     397,024  $ 5,133,749   2,161,096  $ 28,124,447   2,645,070  $34,032,927
 Shares issued to
 shareholders
 in payment of distri-
 butions
 declared                   7,323       79,306       4,411       51,046     375,248     4,620,153     224,438    2,637,286
 Shares redeemed         (109,825)  (1,246,757)   (152,774)  (1,893,197)   (400,252)   (5,192,200)   (424,714)  (5,378,843)
                        ---------  -----------  ----------  -----------  ----------  ------------  ----------  -----------
 Net change resulting
 from
 Class A Shares
 transactions             168,027  $ 1,867,743     248,661  $ 3,291,598   2,136,092  $ 27,552,400   2,444,794  $31,291,370
                        ---------  -----------  ----------  -----------  ----------  ------------  ----------  -----------
                          Six Months Ended            Year Ended            Six Months Ended             Year Ended
                            May 31, 1998          November 30, 1997           May 31, 1998           November 30, 1997
 CLASS B SHARES          Shares      Dollars      Shares      Dollars      Shares      Dollars       Shares      Dollars
--------------------------------------------------------------------------------------------------------------------------
 Shares sold                   --  $        --          --  $        --     313,151  $  4,095,166     307,846  $ 3,836,282
 Shares issued to
 shareholders
 in payment of distri-
 butions
 declared                      --           --          --           --      39,940       491,107      25,319      297,800
 Shares redeemed               --           --          --           --     (24,224)     (312,865)    (23,218)    (287,652)
                        ---------  -----------  ----------  -----------  ----------  ------------  ----------  -----------
 Net change resulting
 from
 Class B Shares
 transactions                  --  $        --          --  $        --     328,867  $  4,273,408     309,947  $ 3,846,430
                        ---------  -----------  ----------  -----------  ----------  ------------  ----------  -----------
                          Six Months Ended            Year Ended            Six Months Ended             Year Ended
                            May 31, 1998          November 30, 1997           May 31, 1998           November 30, 1997
 CLASS Y SHARES          Shares      Dollars      Shares      Dollars      Shares      Dollars       Shares      Dollars
---------------------------------------------------------------------------------------------------------------------------
 Shares sold            2,516,130  $28,178,441   3,238,727  $41,075,269   5,155,146  $ 64,930,560   4,538,586  $55,921,692
 Shares issued to
 share-
 holders in payment of
 distributions de-
 clared                    49,657      537,283      27,266      315,464   1,556,941    19,193,372   2,622,663   30,704,969
 Shares redeemed         (675,510)  (7,723,676) (1,251,929) (16,755,254) (2,219,762)  (28,866,661) (6,039,198) (76,009,694)
                        ---------  -----------  ----------  -----------  ----------  ------------  ----------  -----------
 Net change resulting
 from Class Y Shares
 transactions           1,890,277  $20,992,048   2,014,064  $24,635,479   4,492,325  $ 55,257,271   1,122,051  $10,616,967
                        ---------  -----------  ----------  -----------  ----------  ------------  ----------  -----------
 Net change resulting
 from fund shares
 transactions           2,058,304   22,859,791   2,262,725  $27,927,077   6,957,284    87,083,079   3,876,792  $45,754,767
                        ---------  -----------  ----------  -----------  ----------  ------------  ----------  -----------
                                                                                          Intermediate
                                     Fixed Income Fund                                 Fixed Income Fund
                        -----------------------------------------------  -------------------------------------------------
                          Six Months Ended            Year Ended            Six Months Ended             Year Ended
                            May 31, 1998          November 30, 1997           May 31, 1998           November 30, 1997
 CLASS A SHARES          Shares      Dollars      Shares      Dollars      Shares      Dollars       Shares      Dollars
--------------------------------------------------------------------------------------------------------------------------
 Shares sold              482,595  $ 4,786,368     763,371  $ 7,449,000     399,171  $  4,047,811   7,451,883  $73,017,952
 Shares issued to
 share-
 holders in payment of
 distributions de-
 clared                    32,647      323,082      27,666      268,160      26,330       265,353      42,532      415,495
 Shares redeemed         (104,340)  (1,034,442)   (265,357)  (2,587,866) (9,578,439)  (96,210,824) (2,205,905) (21,529,499)
                        ---------  -----------  ----------  -----------  ----------  ------------  ----------  -----------
 Net change resulting
 from Class A Shares
 transactions             410,902  $ 4,075,008     525,680  $ 5,129,294  (9,152,938) $(91,897,660)  5,288,510  $51,903,948
                        ---------  -----------  ----------  -----------  ----------  ------------  ----------  -----------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                               The Wachovia Funds
                          The Wachovia Municipal Funds

                                                                                        Intermediate Fixed
                                  Fixed Income Fund (continued)                       Income Fund (continued)
                          ------------------------------------------------  ---------------------------------------------
                             Six Months Ended            Year Ended           Six Months Ended           Year Ended
                               May 31, 1998          November 30, 1997          May 31, 1998          November 30, 1997
 CLASS B SHARES             Shares      Dollars      Shares      Dollars     Shares      Dollars     Shares     Dollars
--------------------------------------------------------------------------------------------------------------------------
 Shares sold                  17,794  $   175,957       2,843  $   $27,578         --  $        --         --          --
 Shares issued to share-
 holders in payment of
 distributions declared          510        5,049         624        6,032         --           --         --          --
 Shares redeemed                (203)      (2,017)       (705)      (6,809)        --           --         --          --
                          ----------  -----------  ----------  -----------  ---------  -----------  --------- -----------
 Net change resulting
 from Class B Shares
 transactions                 18,101      178,989       2,762       26,801         --           --         --          --
                          ----------  -----------  ----------  -----------  ---------  -----------  --------- -----------
                             Six Months Ended            Year Ended             Period Ended             Year Ended
                               May 31, 1998          November 30, 1997         May 31, 1998(a)        November 30, 1997
 CLASS Y SHARES             Shares      Dollars      Shares      Dollars     Shares      Dollars     Shares     Dollars
--------------------------------------------------------------------------------------------------------------------------
 Shares sold               3,179,780  $31,528,845   6,398,418  $61,907,491  9,143,686  $91,809,311         --          --
 Shares issued to share-
 holders in payment of
 distributions declared      342,917    3,393,815     741,178    7,156,206      6,283       63,091         --          --
 Shares redeemed          (1,902,470) (18,820,120) (6,203,149) (59,960,020)  (316,036)  (3,180,501)        --          --
                          ----------  -----------  ----------  -----------  ---------  -----------  --------- -----------
 Net change resulting
 from Class Y Shares
 transactions              1,620,227  $16,102,540     936,447  $ 9,103,677  8,833,933  $88,691,901         --          --
                          ----------  -----------  ----------  -----------  ---------  -----------  --------- -----------
 Net change resulting
 from fund shares
 transactions              2,049,230  $20,356,537   1,464,889  $14,259,772   (319,005) $(3,205,759) 5,288,510 $51,903,948
                          ----------  -----------  ----------  -----------  ---------  -----------  --------- -----------

(a) Reflects operations for the period from March 29, 1998 (date of initial public investment)to May 31, 1998.


                                   Short-Term Fixed Income Fund
                          --------------------------------------------------
                             Six Months Ended             Year Ended
                               May 31, 1998            November 30, 1997
 CLASS A SHARES             Shares      Dollars       Shares      Dollars
----------------------------------------------------------------------------------
 Shares sold                 445,858  $  4,356,443     598,882  $  5,854,415
 Shares issued to share-
 holders
 in payment of distribu-
 tions
 declared                     25,144       245,268      12,820       124,911
 Shares redeemed            (249,721)   (2,439,284)    (42,556)     (415,946)
                          ----------  ------------  ----------  ------------
 Net change resulting
 from Class A Shares
 transactions                221,281  $  2,162,427     569,146  $  5,563,380
                          ----------  ------------  ----------  ------------
                             Six Months Ended             Year Ended
                               May 31, 1998            November 30, 1997
 CLASS Y SHARES             Shares      Dollars       Shares      Dollars
----------------------------------------------------------------------------------
 Shares sold               1,281,027  $ 12,537,270   1,976,003  $ 19,286,564
 Shares issued to share-
 holders
 in payment of distribu-
 tions
 declared                    276,729     2,698,779     603,014     5,869,807
 Shares redeemed          (1,472,761)  (14,368,529) (5,121,485)  (50,010,275)
                          ----------  ------------  ----------  ------------
 Net change resulting
 from Class Y Shares
 transactions                 84,995  $    867,520  (2,542,468) $(24,853,904)
                          ----------  ------------  ----------  ------------
 Net change resulting
 from fund shares
 transactions                306,276  $  3,029,947  (1,973,322) $(19,290,524)
                          ----------  ------------  ----------  ------------


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                               The Wachovia Funds
                          The Wachovia Municipal Funds

                                  Georgia Municipal Bond Fund                  North Carolina Municipal Bond Fund
                          -----------------------------------------------  ---------------------------------------------
                            Six Months Ended           Year Ended            Six Months Ended          Year Ended
                              May 31, 1998          November 30, 1997          May 31, 1998         November 30, 1997
 CLASS A SHARES            Shares     Dollars      Shares      Dollars      Shares     Dollars     Shares      Dollars
 -----------------------  --------  -----------  ----------  ------------  --------  -----------  ---------  -----------
 Shares sold                35,161  $   393,093      67,805  $    739,368    49,681  $   560,569    172,088  $ 1,866,534
 Shares issued to share-
 holders
 in payment of distribu-
 tions
 declared                    7,723       86,499      21,179       231,331    12,900      145,280     38,242      419,303
 Shares redeemed           (30,150)    (337,191)   (185,896)   (2,024,593) (152,341)  (1,733,565)  (418,688)  (4,556,530)
                          --------  -----------  ----------  ------------  --------  -----------  ---------  -----------
 Net change resulting
 from Class A Shares
 transactions               12,734  $   142,401     (96,912) $ (1,053,894)  (89,760) $(1,027,716)  (208,358) $(2,270,693)
                          --------  -----------  ----------  ------------  --------  -----------  ---------  -----------
                            Six Months Ended           Year Ended            Six Months Ended          Year Ended
                              May 31, 1998          November 30, 1997          May 31, 1998         November 30, 1997
 CLASS Y SHARES            Shares     Dollars      Shares      Dollars      Shares     Dollars     Shares      Dollars
 -----------------------  --------  -----------  ----------  ------------  --------  -----------  ---------  -----------
 Shares sold               192,441  $ 2,160,245     612,513  $  6,727,857   778,609  $ 8,767,599  1,693,364  $18,540,740
 Shares issued to share-
 holders
 in payment of distribu-
 tions
 declared                    2,190       24,527       4,440        48,583     5,674       63,817      9,477      103,874
 Shares redeemed           (49,394)    (553,953)   (127,557)   (1,383,827) (248,123)  (2,804,977)  (315,766)  (3,471,057)
                          --------  -----------  ----------  ------------  --------  -----------  ---------  -----------
 Net change resulting
 from
 Y Shares transactions     145,237  $ 1,630,819     489,396  $  5,392,613   536,160  $ 6,026,439  1,387,075  $15,173,557
                          --------  -----------  ----------  ------------  --------  -----------  ---------  -----------
 Net change resulting
 from
 fund shares transac-
 tions                     157,971  $ 1,773,220     392,484  $  4,338,719   446,400  $ 4,998,723  1,178,717  $12,902,864
                          --------  -----------  ----------  ------------  --------  -----------  ---------  -----------
                               South Carolina Municipal Bond Fund
                          -----------------------------------------------
                            Six Months Ended           Year Ended
                              May 31, 1998          November 30, 1997
 CLASS A SHARES            Shares     Dollars      Shares      Dollars
-----------------------------------------------------------------------------------
 Shares sold               387,696  $ 4,351,599     714,128  $  7,829,566
 Shares issued to share-
 holders in payment of
 distributions declared     68,985      774,260     190,426     2,085,665
 Shares redeemed          (462,545)  (5,184,091) (1,062,157)  (11,623,252)
                          --------  -----------  ----------  ------------
 Net change resulting
 from Class A Shares
 transactions               (5,864) $   (58,232)   (157,603) $ (1,708,021)
                          --------  -----------  ----------  ------------
                            Six Months Ended           Year Ended
                              May 31, 1998          November 30, 1997
 CLASS Y SHARES            Shares     Dollars      Shares      Dollars
-----------------------------------------------------------------------------------
 Shares sold               745,876  $ 8,385,760   1,119,082  $ 12,295,135
 Shares issued to share-
 holders in payment of
 distributions declared      5,444       61,074      15,737       172,237
 Shares redeemed          (303,391)  (3,393,185)   (495,245)   (5,428,033)
                          --------  -----------  ----------  ------------
 Net change resulting
 from Class Y Shares
 transactions              447,929  $ 5,053,649     639,574  $  7,039,339
                          --------  -----------  ----------  ------------
 Net change resulting
 from fund shares
 transactions              442,065  $ 4,995,417     481,971  $  5,331,318
                          --------  -----------  ----------  ------------

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
                              The Wachovia Funds
                         The Wachovia Municipal Funds

                                   Virginia Municipal Bond Fund
                         ----------------------------------------------------
                             Six Months Ended              Year Ended
                               May 31, 1998             November 30, 1997
 CLASS A SHARES            Shares        Dollars       Shares      Dollars
-----------------------------------------------------------------------------------
 Shares sold                 265,069  $   2,757,562   5,861,134  $ 58,796,406
 Shares issued to
 share-
 holders in payment of
 distributions declared       15,596        161,517      35,790       360,850
 Shares redeemed         (10,239,037)  (105,892,491) (2,025,729)  (20,445,697)
                         -----------  -------------  ----------  ------------
 Net change resulting
 from Class A
 Shares transactions      (9,958,372) $(102,973,412)  3,871,195  $ 38,711,559
                         -----------  -------------  ----------  ------------
                               Period Ended                Year Ended
                              May 31, 1998(a)           November 30, 1997
 CLASS Y SHARES            Shares        Dollars       Shares      Dollars
-----------------------------------------------------------------------------------
 Shares sold               9,912,143  $ 102,489,668      --           --
 Shares issued to
 share-
 holders in payment of
 distributions declared          413          4,233      --           --
 Shares redeemed            (371,823)    (3,852,487)     --           --
                         -----------  -------------  ----------  ------------
 Net change resulting
 from Class Y Shares
 transactions              9,540,733  $  98,641,414      --           --
                         -----------  -------------  ----------  ------------
 Net change resulting
 from fund shares
 transactions               (417,639) $  (4,331,998)  3,871,195  $ 38,711,559
                         -----------  -------------  ----------  ------------

(a) Reflects operations for the period from March 29, 1998 (date of initial public investment) to May 31, 1998.

(4) Investment Advisory Fee and Other Transactions with Affiliates Investment Advisory Fee--Wachovia Asset Management, the Funds' investment adviser (the "Adviser"), receives for its services an annual investment advisory fee based on a percentage of each Fund's average daily net assets as listed below. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

           Fund                                Annual Rate
           ----                                -----------
           Equity Fund                            0.70%
           Quantitative Equity Fund               0.70%
           Growth & Income Fund                   0.70%*
           Equity Index Fund                      0.30%
           Special Values Fund                    0.80%
           Emerging Markets Fund                  1.00%
           Balanced Fund                          0.70%
           Fixed Income Fund                      0.60%
           Intermediate Fixed Income Fund         0.60%*
           Short-Term Fixed Income Fund           0.55%
           Georgia Municipal Bond Fund            0.75%
           North Carolina Municipal Bond Fund     0.75%
           South Carolina Municipal Bond Fund     0.75%
           Virginia Municipal Bond Fund           0.74%

* Prior to March 29, 1998, the annual investment advisory fee based on a percentage of the Fund's average daily net assets for Growth & Income Fund and Intermediate Fixed Income Fund was 1.00% and 0.74%, respectively.
Effective March 29, 1998, the following funds changed investment advisors from Central Fidelity National Bank to Wachovia Asset Management. The fees charged by each advisor for the six months ended May 31, 1998 are listed below.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
                              The Wachovia Funds
                         The Wachovia Municipal Funds

Fund                     Wachovia Asset Management Central Fidelity National Bank
----                     ------------------------- ------------------------------
Growth & Income Fund             $693,187                     $792,553
Intermediate Fixed
Income Fund                      $173,192                     $149,882
Virginia Municipal Bond
Fund                             $262,422                     $141,243

Sub Advisory Fee--The Adviser has entered into a sub-advisory agreement with Twin Capital Management, Inc. (the "Sub-Adviser"). The Sub-Adviser furnishes certain advisory services to the Adviser for Quantitative Equity Fund, including investment research, quantitative analysis, statistical and other factual information, and recommendations based on the Sub-Adviser's analysis, and assists the Adviser in identifying securities for potential purchase and/or sale. The Sub-Adviser is entitled to receive an annual fee of $55,000 payable by the Advisor. The Sub-Adviser may elect to waive some or all of its fee. Administrative Fee, and Transfer and Dividend Disbursing Agent and Portfolio Accounting Fees--Federated Services Company ("FServ") provides the Funds with certain administrative personnel and portfolio accounting services. FServ, through its subsidiary Federated Shareholder Services Company, serves as transfer and dividend disbursing agent for the Funds. The fee paid to FServ is based on the level of average aggregate net assets of the Trusts for the period. Effective March 29, 1998, the following funds changed administrators, transfer agents, and portfolio accountants from BISYS Fund Services, L.P. to FServ. The fees charged by each administrator for the six months ended May 31, 1998 are list below.

Fund                             FServ   BISYS Fund Services, L.P.
----                            -------- -------------------------
Growth & Income Fund            $124,479         $248,168
Intermediate Fixed Income Fund  $ 36,859         $ 65,784
Virginia Municipal Bond Fund    $ 41,272         $ 80,547

Distribution Services Fee--Equity Fund, Quantitative Equity Fund, Balanced Fund, and Fixed Income Fund have adopted a Distribution Plan (the "Plan") pursuant to Rule 12B-1 under the Act. Under the terms of the Plan, the Funds will compensate Federated Securities Corp. ("FSC"), the principal distributor, from their respective net assets to finance certain activities intended to result in the sale of Class B Shares. The Plan provides that each Fund may incur distribution expenses up to 0.75% of the average daily net assets of each Fund's Class B Shares, annually, to compensate FSC. The FSC may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Funds. The FSC can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion. Prior to March 29, 1998, Growth & Income Fund, Intermediate Fixed Income Fund, and Virginia Municipal Bond Fund could incur distribution expenses up to 0.25% of the average daily net assets of each Fund's Class A Shares. Effective March 29,1998, Class A shares no longer incur distribution expenses. Effective March 29, 1998, the following funds changed distributors from BISYS Fund Services to FSC. The fees charged by each distributor for the six months ended May 31, 1998 are listed below.

Fund                             FSC   BISYS Fund Services, L.P.
----                            ------ -------------------------
Growth & Income Fund            $4,688         $265,533
Intermediate Fixed Income Fund     864           77,271
Virginia Municipal Bond Fund     3,357           89,436

Shareholder Services Fee--Under the terms of a Shareholder Services Agreement with Federated Administrative Services, ("FAS"), the Fund will pay FAS up to 0.25% of average daily net assets of each Fund's Class A Shares and Class B Shares for the period. The fee paid to FAS is used to finance certain services for shareholders and to maintain shareholder accounts. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. Custodian Fees--Wachovia Bank, N.A. is the Funds' custodian. The fee is based on the level of each Fund's average daily net assets for the period, plus out-of-pocket expenses.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
                              The Wachovia Funds
                         The Wachovia Municipal Funds
Effective March 29, 1998, the following funds changed custodians from Central Fidelity National Bank to Wachovia Bank N.A. The fees charged by each custodian for the six months ended May 31, 1998 are listed below.

Fund                            Wachovia Bank N.A. Central Fidelity National Bank
----                            ------------------ ------------------------------
Growth & Income Fund                 $11,327                  $21,241
Intermediate Fixed Income Fund         3,354                    6,147
Virginia Municipal Bond Fund           3,850                    7,154

Organizational Expenses--Organizational expenses were borne initially by FAS. The Funds have agreed to reimburse FAS for the organizational expenses during the five year period following the effective date of each Fund. For the period ended May 31, 1998, the Funds made the following reimbursements to FAS pursuant to this agreement:

                                    Organizational Organizational
Fund                                   Expenses    Expenses Paid
----                                -------------- --------------
Equity Fund                            $34,484         $3,681
Quantitative Equity Fund               $34,484         $2,399
Equity Index Fund                      $34,484         $3,630
Special Values Fund                    $33,777         $3,753
Emerging Markets Fund                  $40,764         $6,671
Balanced Fund                          $31,904         $3,545
Fixed Income Fund                      $34,484         $3,612
Short-Term Fixed Income Fund           $34,484         $3,832
Georgia Municipal Bond Fund            $30,000         $1,532
North Carolina Municipal Bond Fund     $30,000         $1,380

General--Certain of the Officers of the Trusts are Officers and Directors or Trustees of the above companies.

(5) Investment Transactions
Purchases and sales of investments, excluding short-term securities, for the period ended May 31, 1998, were as follows:

Fund                                 Purchases      Sales
----                                ------------ ------------
Equity Fund                         $209,524,300 $195,371,735
Quantitative Equity Fund            $120,794,901 $ 92,374,056
Growth & Income Fund                $ 22,417,754 $ 89,472,878
Equity Index Fund                   $ 48,498,282 $ 32,273,487
Special Values Fund                 $ 44,201,779 $ 21,913,985
Emerging Markets Fund               $ 61,475,652 $ 29,212,357
Balanced Fund                       $368,437,332 $277,698,538
Fixed Income Fund                   $158,325,689 $136,044,796
Intermediate Fixed Income Fund      $ 21,867,118 $ 28,697,415
Short-Term Fixed Income Fund        $ 84,088,505 $ 81,531,554
Georgia Municipal Bond Fund         $  4,533,965 $  1,282,338
North Carolina Municipal Bond Fund  $  9,026,848 $  3,889,461
South Carolina Municipal Bond Fund  $  6,939,543 $  4,434,335
Virginia Municipal Bond Fund        $ 15,886,273 $ 19,847,229

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
                              The Wachovia Funds
                         The Wachovia Municipal Funds

(6) Year 2000
Similar to other financial organizations, the Trust could be adversely affected if the computer systems used by the Trust's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Trust's Adviser and Administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Trust's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Trust.

(7) Concentration of Credit Risk
Emerging Markets Fund invests in securities of non-U.S. issuers. Although the Fund maintains a diversified investment portfolio, the political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings. Since each portfolio of The Wachovia Municipal Funds invests a substantial portion of its assets in issuers located in one state, they will be more susceptible to factors adversely affecting issuers of their respective states than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at May 31, 1998, the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies, as indicated below. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency is also indicated below.

                                      % of Portfolio   % of Portfolio Backed by
Fund                                Guaranteed/Insured Largest Guarantor/Insurer
----                                ------------------ -------------------------
Georgia Municipal Bond Fund               53.9%                  24.2%
North Carolina Municipal Bond Fund        30.8%                  15.5%
South Carolina Municipal Bond Fund        57.6%                  27.2%
Virginia Municipal Bond Fund              17.3%                   7.4%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Trustees                             Officers
James A. Hanley                      John W. McGonigle
Samuel E. Hudgins                     President and Treasurer
J. Berkley Ingram, Jr.               Charles L. Davis, Jr.
D. Dean Kaylor                        Vice President and Assistant Treasurer
Charles S. Way, Jr.                  Peter J. Germain
                                      Secretary
                                     Gail Cagney
                                      Assistant Secretary



Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves risk, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus which contains facts concerning its investment objective and policies, management fees, expenses and other information.


Federated Securities Corp., Distributor
831-27 (7/98)



Cusips

929901734
929901742
929901759
929901809
929901882
929901700
929901676
929901668
929901767
929901775
929901841
929901858
929901601
929901502
929901692
929901718
929901726
929901650
929901643
929901783
929901791
929901817
929901866
929901874
929902401
929902302
929902500
929902609
929902104
929902203
929902708
929902807

G01715-01 (7/98)